     As filed with the Securities and Exchange Commission on April 25, 2002


                                         Securities Act registration no. 2-34223
                                        Investment Company Act file no. 811-1829
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

                                   ----------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 71

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 46

                                   ----------

                               LIBERTY ACORN TRUST

                       (previously Acorn Investment Trust)

                                  (Registrant)

                       227 West Monroe Street, Suite 3000

                             Chicago, Illinois 60606

                         Telephone number: 312/634-9200

                                   ----------

     Ralph Wanger                             Cameron S. Avery
     Liberty Acorn Trust                      Bell, Boyd & Lloyd LLC
     227 West Monroe Street, Suite 3000       70 West Madison Street, Suite 3300
     Chicago, Illinois  60606                 Chicago, Illinois  60602

                              (Agents for service)

                                   ----------

                 Amending Parts A, B, and C, and filing exhibits

                                   ----------

                  It is proposed that this filing will become effective:

                      [ ] immediately upon filing pursuant to rule 485(b)
                      [X] on May 1, 2002 pursuant to rule 485(b)
                      [ ] 60 days after filing pursuant to rule 485(a)(1)
                      [ ] on _____________ pursuant to rule 485(a)(1)
                      [ ] 75 days after filing pursuant to rule 485(a)(2)
                      [ ] on ___________ pursuant to rule 485(a)(2).


--------------------------------------------------------------------------------

                                  PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------
- LIBERTY ACORN FUND
- LIBERTY ACORN INTERNATIONAL
- LIBERTY ACORN USA
- LIBERTY ACORN TWENTY
- LIBERTY ACORN FOREIGN FORTY

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.







Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

LIBERTY ACORN FUND                                                             2
--------------------------------------------------------------------------------

Investment Goal ...........................................................    2
Principal Investment Strategies ...........................................    2
Principal Investment Risks ................................................    2
Performance History .......................................................    4
Your Expenses .............................................................    5

LIBERTY ACORN INTERNATIONAL                                                    6
--------------------------------------------------------------------------------

Investment Goal ...........................................................    6
Principal Investment Strategies ...........................................    6
Principal Investment Risks ................................................    6
Performance History .......................................................    8
Your Expenses .............................................................    9

LIBERTY ACORN USA                                                             10
--------------------------------------------------------------------------------

Investment Goal ...........................................................   10
Principal Investment Strategies ...........................................   10
Principal Investment Risks ................................................   10
Performance History .......................................................   12
Your Expenses .............................................................   13

LIBERTY ACORN TWENTY                                                          14
--------------------------------------------------------------------------------

Investment Goal ...........................................................   14
Principal Investment Strategies ...........................................   14
Principal Investment Risks ................................................   14
Performance History .......................................................   16
Your Expenses .............................................................   17

LIBERTY ACORN FOREIGN FORTY                                                   18
--------------------------------------------------------------------------------

Investment Goal ...........................................................   18
Principal Investment Strategies ...........................................   18
Principal Investment Risks ................................................   18
Performance History .......................................................   20
Your Expenses .............................................................   21

YOUR ACCOUNT                                                                  22
--------------------------------------------------------------------------------

How to Buy Shares .........................................................   22
Eligible Investors ........................................................   23
Sales Charges .............................................................   25
How to Exchange Shares ....................................................   25
How to Sell Shares ........................................................   25
Fund Policy on Trading of Fund Shares .....................................   27
Other Information About Your Account ......................................   27

MANAGING THE FUNDS                                                            30
--------------------------------------------------------------------------------

Investment Advisor ........................................................   30
Portfolio Managers ........................................................   30

OTHER INVESTMENT STRATEGIES AND RISKS                                         33
--------------------------------------------------------------------------------

The Information Edge ......................................................   33
Stock Strength Comes First ................................................   34
Derivative Strategies .....................................................   34
Temporary Defensive Strategies ............................................   34

FINANCIAL HIGHLIGHTS                                                          35
--------------------------------------------------------------------------------

----------------------------
Not FDIC   May Lose Value
           -----------------
Insured    No Bank Guarantee
----------------------------

LIBERTY ACORN FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Fund seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn Fund typically looks for companies with:

-   A strong business franchise that offers growth potential.

-   Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index) and the Russell 2000(R) Index (Russell 2000). The S&P Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees or expenses, are not subject to taxes, and are not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

CALENDAR-YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

[BAR CHART]

Year

1992                 24.23%
1993                 32.32%
1994                 -7.45%
1995                 20.80%
1996                 22.55%
1997                 25.00%
1998                  6.00%
1999                 33.40%
2000                 10.06%
2001                  6.14%

                                For period shown in bar chart:
                                Best quarter: 4th quarter 1999, +21.94%
                                Worst quarter: 3rd quarter 1998, -19.51%

After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                              INCEPTION
                                                 DATE     1 YEAR   5 YEARS  10 YEARS
------------------------------------------------------------------------------------

CLASS Z                                        6/10/70
------------------------------------------------------------------------------------
   Return Before Taxes                            --        6.14%   15.60%   16.61%
------------------------------------------------------------------------------------
   Return After Taxes on Distributions            --        5.64%   12.97%   14.17%
------------------------------------------------------------------------------------
   Return After Taxes on Distributions and
   Sale of Fund Shares                            --        4.13%   12.41%   13.47%
------------------------------------------------------------------------------------
S&P Index  (pretax)                              n/a      -11.89%   10.70%   12.94%
------------------------------------------------------------------------------------
Russell 2000(R)  (pretax)                        n/a        2.49%    7.52%   11.51%

UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions                      None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)   None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to the transfer agent.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees(3) (%)                                                     0.68
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                  None
--------------------------------------------------------------------------------
Other expenses (%)                                                         0.14
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                   0.82
--------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

     1 YEAR            3 YEARS          5 YEARS         10 YEARS

       $84              $262             $455            $1,014

LIBERTY ACORN INTERNATIONAL
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn International seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that smaller companies, particularly outside the U.S., that are not as well known by financial analysts may offer higher return potential than the stocks of larger companies.

Liberty Acorn International typically looks for companies with:

-   A strong business franchise that offers growth potential.

-   Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and the United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LIBERTY ACORN INTERNATIONAL


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses. Morgan Stanley's Europe, Australasia and Far East Index (EAFE) is an unmanaged index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. The EMI Global ex-U.S. is Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of developed and emerging countries as selected by Salomon, excluding the U.S. The EMI Global ex-U.S. is rebalanced once a year in June. Unlike the Fund, indices are not investments, do not incur fees or expenses, are not subject to taxes, and are not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

[BAR CHART]

Year

1992
1993               49.11%
1994               -3.80%
1995                8.93%
1996               20.65%
1997                0.20%
1998               15.40%
1999               79.20%
2000              -20.02%
2001              -21.11%


                                  For period shown in bar chart:
                                  Best quarter:  4th quarter 1999, +41.63%
                                  Worst quarter:  3rd quarter 2001, -18.76%

After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------


                                               INCEPTION                           LIFE OF
                                                 DATE       1 YEAR     5 YEARS     THE FUND
-------------------------------------------------------------------------------------------

CLASS Z                                         9/23/92
-------------------------------------------------------------------------------------------
   Return Before Taxes                                      -21.11%      5.51%     11.01%
-------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                      -21.40%      3.97%     10.04%
-------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and
   Sale of Fund Shares                                      -12.52%      4.51%      9.39%
-------------------------------------------------------------------------------------------
EMI (Global ex-U.S.) (pretax)                     n/a       -14.66%     -1.57%      3.51%


(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions.

LIBERTY ACORN INTERNATIONAL


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions                      None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)   None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to the transfer agent.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees(3) (%)                                                      0.81
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses (%)                                                          0.25
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                    1.06
--------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

     1 YEAR            3 YEARS          5 YEARS         10 YEARS

      $108              $337             $585            $1,294

LIBERTY ACORN USA
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn USA seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn USA invests primarily in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn USA typically looks for companies with:

-   A strong business franchise that offers growth potential.

-   Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.


The Fund generally invests substantially all of its assets in U.S. companies and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such

LIBERTY ACORN USA


companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LIBERTY ACORN USA


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Russell 2000(R) Index (Russell 2000). The Russell 2000(R) is a market-weighted index, with dividends reinvested, of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, an index is not an investment, does not incur fees or expenses, is not subject to taxes, and is not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

[BAR CHART]

Year

1992
1993
1994
1995
1996
1997               32.30%
1998                5.80%
1999               23.00%
2000               -8.99%
2001               19.25%

                                  For period shown in bar chart:
                                  Best quarter:  2nd quarter 2001, +21.71%
                                  Worst quarter:  3rd quarter 1998, -19.25%

After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                             INCEPTION                               LIFE OF
                                               DATE        1 YEAR        5 YEARS     THE FUND
---------------------------------------------------------------------------------------------

Class Z                                       9/4/96
---------------------------------------------------------------------------------------------
   Return Before Taxes                                     19.25%        13.32%       15.73%
---------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                     18.77%        12.16%       14.62%
---------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and
---------------------------------------------------------------------------------------------
   Sale of Fund Shares                                     11.88%        10.75%       12.90%
---------------------------------------------------------------------------------------------
Russell 2000(R)  (pretax)                       n/a         2.49%        7.52%        8.79%

LIBERTY ACORN USA


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions                      None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)   None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to the transfer agent.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees(3) (%)                                                      0.94
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses (%)                                                          0.23
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                    1.17
--------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

     1 YEAR            3 YEARS          5 YEARS         10 YEARS

      $119              $372             $644            $1,420

LIBERTY ACORN TWENTY
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Twenty seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Twenty typically looks for companies with:

-   A strong business franchise that offers growth potential.

-   Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.


Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

LIBERTY ACORN TWENTY


Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LIBERTY ACORN TWENTY


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, three-year and the life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Standard & Poor's MidCap 400 Index (S&P Index). The S&P Index is an unmanaged, market value-weighted index of 400 midcap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses, is not subject to taxes, and is not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's performance for the past year by illustrating the Fund's calendar year total return for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year, three years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

[BAR CHART]

Year

1992
1993
1994
1995
1996
1997
1998
1999               29.30%
2000               11.68%
2001                8.00%

                                  For period shown in bar chart:
                                  Best quarter:  4th quarter 2001, +17.57%
                                  Worst quarter:  3rd quarter 2001, -11.34%

After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                             INCEPTION                             LIFE OF
                                               DATE        1 YEAR      3 YEARS     THE FUND
-------------------------------------------------------------------------------------------

Class Z                                      11/23/98
-------------------------------------------------------------------------------------------
   Return Before Taxes                                      8.00%       15.97%       17.95%
-------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                      7.96%       15.04%       17.04%
-------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and
   Sale of Fund Shares                                      4.91%       12.81%       14.51%
-------------------------------------------------------------------------------------------
S&P Index  (pretax)                             n/a        -0.60%       10.24%       13.66%

LIBERTY ACORN TWENTY


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions                      None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)   None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to the transfer agent.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees(3) (%)                                                      0.90
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses (%)                                                          0.48
--------------------------------------------------------------------------------
Total annual fund operating expenses (4) (%)                                1.38
--------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

(4) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class Z.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

     1 YEAR            3 YEARS          5 YEARS         10 YEARS

      $140              $437             $755            $1,657

LIBERTY ACORN FOREIGN FORTY
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty invests primarily in the stocks of medium- and larger-sized companies based in developed markets (for example, Japan, Canada and United Kingdom) outside the U.S. The Fund invests in at least three countries. The Fund is a diversified Fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $2 billion to $25 billion at the time of purchase.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion.

Liberty Acorn Foreign Forty typically looks for companies with:

-   A strong business franchise that offers growth potential.

-   Products and services that give a company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn Foreign Forty is an international fund and, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from

LIBERTY ACORN FOREIGN FORTY


day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

LIBERTY ACORN FOREIGN FORTY


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, three-year and the life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the SSB World ex-U.S. Cap Range $2-10 Billion (SSB Cap Range $2-10B). The SSB Cap Range $2-10B is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses, is not subject to taxes, and is not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance for the past year by illustrating the Fund's calendar year total return for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year, three years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or loss on sale.

After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

[BAR CHART]

Year
1992
1993
1994
1995
1996
1997
1998
1999               81.60%
2000              -13.35%
2001              -29.05%

                                  For period shown in bar chart:
                                  Best quarter:  4th quarter 1999, +46.65%
                                  Worst quarter:  3rd quarter 2001, -22.80%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                                             INCEPTION                               LIFE OF
                                               DATE        1 YEAR       3 YEARS     THE FUND
--------------------------------------------------------------------------------------------

CLASS Z                                      11/23/98
--------------------------------------------------------------------------------------------
   Return Before Taxes                                     -29.05%       3.74%        6.83%
--------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                     -29.15%       3.56%        6.66%
--------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and
   Sale of Fund Shares                                     -17.59%       2.97%        5.50%
--------------------------------------------------------------------------------------------
SSB Cap Range $2-10B  (pretax)                  n/a        -15.49%      -0.64%        0.45%

(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions.

LIBERTY ACORN FOREIGN FORTY


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions                      None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)   None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) There is a $7.50 charge for wiring sale proceeds to the transfer agent.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees(3) (%)                                                      0.95
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses (%)                                                          0.51
--------------------------------------------------------------------------------
Total annual fund operating expenses (4) (%)                                1.46
--------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

(4) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class Z. This arrangement may be modified or terminated by either the Fund or the advisor on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class Z shares would be 1.45%.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

     1 YEAR            3 YEARS          5 YEARS         10 YEARS

      $149              $462             $797            $1,746
--------------------------------------------------------------------------------

YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an eligible investor your shares will be bought at the next calculated price (described below), after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Funds reserve the right to refuse a purchase order for any reason, including if a Fund believes that doing so would be in the best interest of the Funds and its shareholders.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                 INSTRUCTIONS
--------------------------------------------------------------------------------

Through your           Your financial advisor can help you establish your
financial advisor      account and buy fund shares on your behalf.  To receive
                       the current trading day's price, your financial advisor
                       firm must receive your request prior to the close of the
                       New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                       time. Your financial advisor may charge you fees for
                       executing the purchase for you.
--------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to the transfer agent, Liberty
                       Funds Services, Inc., P.O. Box 8081, Boston,
                       MA 02266-8081.
--------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
--------------------------------------------------------------------------------
By exchange            You may acquire shares for your account by exchanging
                       shares you own in one Fund for shares of the same class
                       or Class A of another Liberty Acorn fund at no additional
                       cost. You also may exchange your Class Z shares of a Fund
                       for Class Z or, if there are no Class Z shares, Class A
                       shares of certain other funds distributed by Liberty
                       Funds Distributor, Inc., at net asset value without a
                       sales charge. See the SAI for a listing of the funds
                       currently available. There may be an additional charge if
                       exchanging from a money market fund. To exchange by
                       telephone, call 1-800-962-1585.
--------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-962-1585 to obtain a control number
                       and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds    You may purchase shares by electronically transferring
transfer (existing     money from your bank account to your Fund account by
account)               calling 1-800-962-1585. An electronic funds transfer may
                       take up to two business days to settle and be considered
                       in "good form." You must set up this feature prior to
                       your telephone request. Be sure to complete the
                       appropriate section of the application.
--------------------------------------------------------------------------------
Automatic              You can make monthly or quarterly investments
investment plan        automatically from your bank account to your Fund
                       account. You can select a pre-authorized amount to be
                       sent via electronic funds transfer. Be sure to complete
                       the appropriate section of the application for this
                       feature.
--------------------------------------------------------------------------------
Automated dollar       You can purchase shares for your account by exchanging
cost averaging         $100 or more each month from another fund for shares of
                       the same class of the Fund at no additional cost. You
                       must have a current balance of at least $5,000 in the
                       fund the money is coming from. The designated amount will
                       be exchanged on the third Tuesday of each month.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate
                       your program or change the amount of the exchange
                       (subject of the $100 minimum) by calling 1-800-422-3737.
                       Be sure to complete the appropriate section of the
                       account application for this feature.
--------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by one
diversification        Liberty Acorn fund into the same class of shares of
                       another Liberty Acorn fund at no additional sales charge.
                       To invest your dividends in another Fund, call
                       1-800-962-1585.
--------------------------------------------------------------------------------

YOUR ACCOUNT


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of the trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

- any insurance company, trust company or bank, which is purchasing shares for its own account;

-     any endowment, investment company or foundation; and

- any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment

- any person investing all or part of the proceeds of a distribution, "roll over" or transfer of assets into a Liberty Individual Retirement Account from, any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over;

- a retirement plan (or the custodian of such plan) with aggregate assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- clients of the Distributor's banking affiliate that meet certain wealth management criteria.

YOUR ACCOUNT


If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-962-1585. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Funds through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no sales charges or limitations if you purchase shares directly from the Funds, except as described in this prospectus.

If an intermediary is an agent or designee of the Funds, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class Z or Class A shares of the Funds for shares of another Fund at no additional charge. You also may exchange your Class Z shares of any Fund for Class Z shares or, if there are no Class Z shares, Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Funds may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Funds. To exchange by telephone, call 1-800-962-1585.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares.

You may sell shares of a Fund on any regular business day that the NYSE is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-962-1585. Retirement plan accounts have special requirements; please call 1-800-962-1585 for more information.

YOUR ACCOUNT


A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                 INSTRUCTIONS
--------------------------------------------------------------------------------

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor firm must receive your request prior to
                       the close of regular trading on the NYSE, usually 4:00
                       p.m. Eastern time. Your financial advisor may charge you
                       fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by
                       exchanging from a Fund into Class Z shares or Class A
                       shares of another fund at no additional cost. To exchange
                       by telephone, call 1-800-962-1585.
--------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by
                       telephone and request that a check be sent to your
                       address of record by calling 1-800-422-3737, unless you
                       have notified the Fund of an address change within the
                       previous 30 days. The dollar limit for telephone sales is
                       $100,000 in a 30-day period. You do not need to set up
                       this feature in advance of your call. Certain
                       restrictions apply to retirement accounts. For details,
                       call 1-800-962-1585.
--------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the
                       address below. In your letter of instruction, note the
                       Fund's name, share class, account number, and the dollar
                       value or number of shares you wish to sell. All account
                       owners must sign the letter, and signatures must be
                       guaranteed by either a bank, a member firm of a national
                       stock exchange or another eligible guarantor institution.
                       Additional documentation is required for sales by
                       corporations, agents, fiduciaries, surviving joint owners
                       and individual retirement account owners. For details,
                       call 1-800-962-1585.

                       Mail your letter of instruction to Liberty Funds
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire                You may sell shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your telephone request. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
--------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if
                       your account balance is at least $5,000. All dividend and
                       capital gains distributions must be reinvested. This
                       feature is not available if you hold your shares in
                       certificate form. Be sure to complete the appropriate
                       section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank.  Proceeds may
                       take up to two business days to be received by your bank.
                       You must set up this feature prior to your request. Be
                       sure to complete the appropriate section of the account
                       application for this feature.
--------------------------------------------------------------------------------

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds do not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Funds. The Fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUNDS' SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by Liberty Acorn (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, Liberty Acorn must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

A Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because Liberty Acorn Fund, Liberty Acorn International and Liberty Acorn Foreign Forty may hold securities that are traded on foreign exchanges, the value of these Funds' securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Funds in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.acornfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. A Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of your Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


SHARE CERTIFICATES Share certificates are not available for Class Z shares. DIVIDENDS, DISTRIBUTIONS, AND TAXES Each Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by a Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS Each Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-962-1585.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another Fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

YOUR ACCOUNT


In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

FOREIGN INCOME TAXES A Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If your Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce that Fund's dividends but will still be included in your taxable income.

MANAGING THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Funds' investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Funds, since 1992. In its duties as investment advisor, Liberty WAM runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM earns the following advisory fees for managing the Funds.


--------------------------------------------------------------------------------
FUND NAME                                                 FUND FEE AS A % OF
                                                          AVERAGE NET ASSETS
                                                          DURING 2001
--------------------------------------------------------------------------------
Liberty Acorn Fund                                        0.68%
Liberty Acorn International                               0.81%
Liberty Acorn USA                                         0.94%
Liberty Acorn Twenty                                      0.90%
Liberty Acorn Foreign Forty                               0.95%

Liberty WAM also receives an administrative services fee from each Fund at the annual rate of 0.05% of that Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Funds. Team members share responsibility for providing ideas, information, and knowledge in managing the Funds, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily portfolio selection decisions, and utilize the management team's input and advice when making buy and sell determinations.

RALPH WANGER
Liberty Acorn Fund, Lead portfolio manager

Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company plc. He is a Chartered Financial Analyst
(CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

MANAGING THE FUND


CHARLES P. MCQUAID
Liberty Acorn Fund, Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

LEAH J. ZELL
Liberty Acorn International, Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM from July 1992 prior to September 29, 2000. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors, and is a vice president of Wanger Advisors Trust. She is a CFA and earned her BA and PhD from Harvard University.

ROBERT A. MOHN
Liberty Acorn USA, Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is a vice president of Wanger Advisors Trust. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

JOHN H. PARK
Liberty Acorn Twenty, Lead portfolio manager

John Park is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since July 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also a vice president of Wanger Advisors Trust, and the portfolio manager of Wanger Twenty, a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

MANAGING THE FUND


TODD M. NARTER
Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Narter has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since June 1997. Mr. Narter also is vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.

CHRISTOPHER J. OLSON
Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Olson has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since January, 2001. Mr. Olson also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

UNDERSTANDING THE FUNDS' OTHER INVESTMENT STRATEGIES AND RISKS

The principal investment strategies and risks for each Fund are described under "The Funds - Principal Investment Strategies" and "The Funds - Principal Investment Risks." In seeking to meet its investment goal, a Fund may also invest in other securities and use certain investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help a Fund achieve its investment goal. A Fund may not always achieve its investment goal.

Additional information about each Fund's securities and investment techniques, as well as its fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The Funds' principal investment strategies and their associated risks are described above. This section provides more detail about the Funds' investment strategies, and describes other investments a Fund may make and the risks associated with them. In seeking to achieve its investment goal, a Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Funds' shareholders is not required to modify or change the Funds' investment goals or any of their investment strategies.


THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Funds invest in entrepreneurially managed smaller, mid-sized and larger companies that they believe are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Funds, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

Growth Potential
--------------------------------------------------------------------------------

-  superior technology
-  innovative marketing
-  managerial skill
-  market niche
-  good earnings prospects
-  strong demand for product

The realization of this growth potential would likely produce superior performance that is sustainable over time.

Financial Strength
--------------------------------------------------------------------------------

-  low debt
-  adequate working capital
-  conservative accounting practices
-  adequate profit margin

A strong balance sheet gives management greater flexibility to pursue strategic objectives and is essential to maintaining a competitive advantage.

Fundamental Value
--------------------------------------------------------------------------------

-  reasonable stock price relative to growth potential
-  valuable assets

Once Liberty WAM uncovers an attractive company, it identifies a price that it believes would also make the stock a good value.

OTHER INVESTMENT STRATEGIES AND RISKS


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM's analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Funds, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least 2-5 years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

A Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' financial performance. Information is shown for each Fund's last five fiscal years or since the Fund's inception. The Funds' fiscal year runs from January 1 to December 31. Certain information reflects financial results for a single Class Z share. The total returns in each table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information is included in the Funds' financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' audited financial statements, is included in the Funds' annual report. You can request a free annual report by calling 1-800-9-ACORN-9 (800-922-6769).

LIBERTY ACORN FUND
--------------------------------------------------------------------------------

                                                       2001        2000        1999        1998        1997

                          .                           Class Z     Class Z     Class Z     Class Z     Class Z

Net asset value-- Beginning of period ($)              17.21       18.53       16.85       16.99       15.04

Income from Investment Operations ($):
 Net investment income (a)                              0.05        0.10        0.09        0.04        0.15

 Net realized and unrealized gain                       1.01        1.55        5.22        0.91        3.57
-------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                       1.06        1.65        5.31        0.95        3.72

 Less Distributions Declared to Shareholders ($):
 From net investment income                            (0.04)      (0.11)      (0.09)      (0.03)      (0.16)

 From net realized gains                               (0.35)      (2.86)      (3.54)      (1.06)      (1.61)
-------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders          (0.39)      (2.97)      (3.63)      (1.09)      (1.77)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- END OF PERIOD ($)                    17.88       17.21       18.53       16.85       16.99
=============================================================================================================
TOTAL RETURN (%) (b)                                    6.14       10.06       33.40        6.00       25.00
RATIOS TO AVERAGE NET ASSETS (%):

 Expenses (c)                                           0.82        0.83        0.85        0.84        0.56
 Net investment income                                  0.28        0.55        0.49        0.30        0.75
 Portfolio turnover rate (%)                              20          29          34          24          32
 Net assets at end of period (in millions) ($)         4,220       3,983       3,921       3,549       3,681


(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) The benefits derived from custody fees paid indirectly had no impact.

FINANCIAL HIGHLIGHTS


LIBERTY ACORN INTERNATIONAL
--------------------------------------------------------------------------------

                                                          YEAR ENDED DECEMBER 31,
                                                              2001        2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------------------

                                                            Class Z     Class Z     Class Z     Class Z     Class Z

Net asset value-- Beginning of period ($)                    23.85       35.33       20.82       18.39       19.61

Income from Investment Operations ($):
 Net investment income  (a)                                   0.12        0.01        0.83        0.17        0.40
 Net realized and unrealized gain (loss)                     (5.11)      (6.73)      15.45        2.68       (0.34)
-------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                            (4.99)      (6.72)      16.28        2.85        0.06

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
 From net investment income                                   --         (0.66)      (0.22)      (0.15)      (0.38)
 From net realized gains                                     (0.39)      (4.10)      (1.55)      (0.27)      (0.90)
-------------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders                (0.39)      (4.76)      (1.77)      (0.42)      (1.28)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- END OF PERIOD ($)                          18.47       23.85       35.33       20.82       18.39
===================================================================================================================

TOTAL RETURN (%) (b)                                        (21.11)     (20.02)      79.20       15.40        0.20

RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (c)                                                 1.06        1.05        1.11        1.12        1.19
 Net investment income (c)                                    0.62        0.02        0.12        0.86        0.58
 Portfolio turnover rate (%)                                    45          63          46          37          39
 Net assets at end of period (in millions) ($)               1,613       2,459       2,868       1,725       1,623


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  The benefits derived from custody fees paid indirectly had no impact.

FINANCIAL HIGHLIGHTS


LIBERTY ACORN USA
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------
                                                       2001       2000          1999          1998       1997

                                                     Class Z    Class Z       Class Z       Class Z    Class Z
Net asset value-- Beginning of period ($)             14.90      16.75         14.80         15.12      11.65

Income from Investment Operations ($):
 Net investment income (loss) (a)                     (0.08)     (0.05)         0.00 (b)     (0.07)     (0.07)
 Net realized and unrealized gain (loss)               2.94      (1.48)         3.32          0.87       3.83
--------------------------------------------------------------------------------------------------------------
Total from Investment Operations                       2.86      (1.53)         3.32          0.80       3.76
--------------------------------------------------------------------------------------------------------------
 Less Distributions Declared to Shareholders ($):      --        (0.00)(b)      --            --         --
 From net investment income
 From net realized gains                              (0.24)     (0.32)        (1.37)        (1.12)     (0.29)
--------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders          (0.24)     (0.32)        (1.37)        (1.12)     (0.29)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- END OF PERIOD ($)                   17.52      14.90         16.75         14.80      15.12
==============================================================================================================
TOTAL RETURN (%) (c)                                  19.25      (8.99)        23.00          5.80      32.30

RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (d)                                          1.17       1.15          1.15          1.20       1.35
 Net investment income (loss) (d)                     (0.46)     (0.32)         0.00 (e)     (0.42)     (0.49)
 Portfolio turnover rate (%)                             24         45            49            42         33
 Net assets at end of period (in millions) ($)          229        222           371           281        185

(a) Per share data was based upon the average shares outstanding during each period.

(b) Rounds to less than $0.01 per share.

(c) Total return at net asset value assuming all distributions reinvested.

(d) The benefits derived from custody fees paid indirectly had no impact.

(e) Rounds to less than 0.01%.

FINANCIAL HIGHLIGHTS


LIBERTY ACORN TWENTY
--------------------------------------------------------------------------------

                                                                                                                INCEPTION
                                                                                                               NOVEMBER 23
                                                                               YEAR ENDED DECEMBER 31,     THROUGH DECEMBER 31,

                                                                  2001          2000          1999                1998

                                                                 Class Z       Class Z       Class Z             Class Z
Net asset value-- Beginning of period ($)                         14.13         13.70         10.71               10.00

Income from Investment Operations ($):
Net investment gain (loss) (a)                                    (0.05)        (0.07)        (0.08)               0.00(g)
Net realized and unrealized gain                                   1.18          1.59          3.21                0.71
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                   1.13          1.52          3.13                0.71
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders ($):
From net investment income                                         --           (0.01)         --                  --
From net realized gains                                           (0.03)        (1.08)        (0.14)               --
-------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS DECLARED TO SHAREHOLDERS                      (0.03)        (1.09)        (0.14)               --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- END OF PERIOD                                   15.23         14.13         13.70               10.71
===============================================================================================================================
TOTAL RETURN (%) (b)                                               8.00(c)      11.68         29.30(c)             7.10(c)(d)

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (%)                                                       1.35          1.34(e)       1.37(c)             1.41(e)(f)
Net investment income (loss) (%)                                  (0.44)        (0.52)(e)     (0.62)(e)            0.22(e)(f)
Reimbursement (%)                                                  0.03          --            0.04                0.42(f)
Portfolio turnover rate (%)                                          82           116           101                 173(f)
Net assets at end of period (in millions) ($)                        70            67            68                  34

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) Had the advisor not reimbursed a portion of expenses, total return would have been reduced.

(d) Not annualized.

(e) In accordance with a requirement by the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.32% and (0.50%), respectively for the year ended December 31, 2000, 1.35% and (0.60%) respectively for the year ended December 31, 1999, and 1.35% and 0.28% for the period ended December 31, 1998.

(f) Annualized.

(g) Rounds to less than $0.01 per share.

FINANCIAL HIGHLIGHTS


LIBERTY ACORN FOREIGN FORTY
--------------------------------------------------------------------------------

                                                                                             INCEPTION NOVEMBER
                                                                                                 23 THROUGH
                                                                 YEAR ENDED DECEMBER 31,        DECEMBER 31,

                                                    2001          2000           1999              1998

                                                   Class Z       Class Z        Class Z           Class Z
Net asset value-- Beginning of period ($)           17.15         19.93          11.00             10.00

Income from Investment Operations ($):
Net investment loss (a)                             (0.05)        (0.11)         (0.02)            (0.01)
Net realized and unrealized gain (loss)             (4.92)        (2.53)          8.98              1.01
---------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                   (4.97)        (2.64)          8.96              1.00
---------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders ($):    (0.01)        (0.04)          --                --
From net investment income
From net realized gains                             (0.08)        (0.10)         (0.03)             --
---------------------------------------------------------------------------------------------------------------
 Total Distributions Declared to Shareholders       (0.09)        (0.14)         (0.03)             --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE-- END OF PERIOD ($)                 12.09         17.15          19.93             11.00
===============================================================================================================
TOTAL RETURN (%) (b)                               (29.05)(c)    (13.35)         81.60(c)          10.00(c)(d)

RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                             1.45(e)       1.33(e)        1.48(f)           1.73(f)(g)
Net investment loss                                 (0.32)(e)     (0.42)(e)      (0.17)(f)         (0.78)(f)(g)
Reimbursement                                        0.01          --             0.09              0.97(g)
Portfolio turnover rate (%)                            82            79             60                90(g)
Net assets at end of period (in millions) ($)          37           130            107                16

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming all distributions reinvested.

(c) Had the advisor not reimbursed a portion of expenses, total return would have been reduced.

(d) Not annualized.

(e) The benefits derived from custody fees paid indirectly had no impact.

(f) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and (0.14%), respectively for the year ended December 31, 1999, and 1.45% and (0.50%), respectively for the period ended December 31, 1998.

(g) Annualized.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about each Fund's investments is available in the Funds' semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about Liberty Acorn by writing or calling Liberty Acorn's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-9-ACORN-9
www.acornfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

                              [LIBERTYFUNDS LOGO]



ACN-01/601J-0402

LIBERTY ACORN FUND                                       PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal..............................................................  2

Principal Investment Strategies..............................................  2

Principal Investment Risks...................................................  2

Performance History..........................................................  4

Your Expenses................................................................  6


YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------
How to Buy Shares............................................................  7

Eligible Investors...........................................................  8

Sales Charges................................................................ 10

How to Exchange Shares....................................................... 10

How to Sell Shares........................................................... 10

Fund Policy on Trading of Fund Shares........................................ 12

Other Information About Your Account......................................... 12


MANAGING THE FUND                                                             15
--------------------------------------------------------------------------------
Investment Advisor........................................................... 15

Portfolio Managers........................................................... 15


OTHER INVESTMENT
STRATEGIES AND RISKS                                                          16
--------------------------------------------------------------------------------
The Information Edge......................................................... 16

Stock Strength Comes First................................................... 17

Derivative Strategies........................................................ 17

Temporary Defensive Strategies............................................... 17


FINANCIAL HIGHLIGHTS                                                          18
--------------------------------------------------------------------------------

------------------------------
Not FDIC   May Lose Bank Value
           -------------------
Insured    No Bank Guarantee
------------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Fund seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn Fund typically looks for companies with:


-        A strong business franchise that offers growth potential.
-        Products and services that give a company a competitive advantage.
- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.


Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such

THE FUND

companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index) and the Russell 2000(R) Index (Russell 2000). The S&P Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees or expenses, are not subject to taxes and are not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

[BAR CHART]

YEAR
----
1992                   24.23%
1993                   32.32%
1994                  - 7.45%
1995                   20.80%
1996                   22.55%
1997                   24.98%
1998                    6.02%
1999                   33.38%
2000                   10.06%
2001                    6.14%


                                        For period shown in bar chart:

                                        Best quarter:  4th quarter 1999, +21.94%

                                        Worst quarter: 3rd quarter 1998, -19.51%

THE FUND

After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS-- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                             INCEPTION
                                                DATE          1 YEAR          5 YEARS        10 YEARS

CLASS Z                                       6/10/70
-----------------------------------------------------------------------------------------------------
     Return Before Taxes                                        6.14%          15.60%          16.61%
-----------------------------------------------------------------------------------------------------
     Return After Taxes on
     Distributions                                              5.64%          12.97%          14.17%
-----------------------------------------------------------------------------------------------------
     Return After Taxes on
     Distributions and Sale of Fund Shares                      4.13%          12.41%          13.47%
-----------------------------------------------------------------------------------------------------
S&P Index (pretax)                               n/a          -11.89%          10.70%          12.94%
-----------------------------------------------------------------------------------------------------
Russell 2000(R) (pretax)                         n/a            2.49%           7.52%          11.51%

THE FUND

UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-  $10,000 initial investment

-  5% total return for each year

-  Fund operating expenses remain the same

-  Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(1)  (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                                              None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                          None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)      There is a $7.50 charge for wiring sale proceeds to the transfer agent.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees(3) (%)                                                      0.68
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses (%)                                                          0.14
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                    0.82

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

     1 YEAR            3 YEARS          5 YEARS         10 YEARS
       $84              $262             $455            $1,014

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
-------------------------------------------------------------------------------------
Through your          Your financial advisor can help you establish your account and
financial advisor     buy fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time. Your financial
                      advisor may charge you fees for executing the purchase for you.
-------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including the Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------------
By exchange           You may acquire shares for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
-------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer (existing    from your bank account to your Fund account by calling
account)              1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your Fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
-------------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging $100 or
cost averaging        more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third
                      Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange
                      (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account
                      application for this feature.
-------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by another
diversification       fund into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in the Fund, call
                      1-800-345-6611.
-------------------------------------------------------------------------------------

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of the trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

- any insurance company, trust company or bank, which is purchasing shares for its own account;

-        any endowment, investment company or foundation; and

- any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment

- any person investing all or part of the proceeds of a distribution, "roll over" or transfer of assets into a Liberty Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over;

- a retirement plan (or custodian of such plan) with aggregate assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- clients of the Distributor's banking affiliate that meet certain wealth management criteria.

YOUR ACCOUNT

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares - Class A, B and C shares are also available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares.

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
-------------------------------------------------------------------------------------
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of regular trading on the NYSE, usually 4:00 p.m. Eastern
                      time. Your financial advisor may charge you fees for
                      executing a redemption for you.
-------------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
-------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
-------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below.  In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                      available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-------------------------------------------------------------------------------------

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-        send the check to your address of record

-        send the check to a third party address

-        transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.68% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

RALPH WANGER, Lead portfolio manager

Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company plc. He is a Chartered Financial Analyst
(CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

CHARLES P. MCQUAID, Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Fund invests in entrepreneurially managed smaller, mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

  Growth Potential              Financial Strength            Fundamental Value
-------------------------------------------------------------------------------------
-  superior technology         -    low debt                -    reasonable stock
                                                                 price relative to
-  innovative marketing        -    adequate working             growth potential
                                    capital
-  managerial skill                                         -    valuable assets
                               -    conservative
-  market niche                     accounting practices

-  good earnings               -    adequate profit
   prospects                        margin

-  strong demand for
   product

The realization of this        A strong balance sheet       Once Liberty WAM uncovers
growth potential would         gives management greater     an attractive company, it
likely produce superior        flexibility to pursue        identifies a price that
performance that is            strategic objectives and     it believes would also
sustainable over time.         is essential to              make the stock a good
                               maintaining a competitive    value.
                               advantage.

OTHER INVESTMENT STRATEGIES AND RISKS

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


LIBERTY ACORN FUND
--------------------------------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31,

                                                        2001          2000           1999           1998        1997

                                                       Class Z       Class Z        Class Z        Class Z     Class Z
Net asset value - Beginning of period ($)               17.21         18.53          16.85          16.99       15.04

Income from Investment Operations ($)

Net investment income (a)                                0.05          0.10           0.09           0.04        0.15
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                         1.01          1.55           5.22           0.91        3.57
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         1.06          1.65           5.31           0.95        3.72

Less Distributions Declared to Shareholders ($):
From net investment income                              (0.04)        (0.11)         (0.09)         (0.03)      (0.16)

From net realized gains                                 (0.35)        (2.86)         (3.54)         (1.06)      (1.61)
----------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders            (0.39)        (2.97)         (3.63)         (1.09)      (1.77)
----------------------------------------------------------------------------------------------------------------------
Net asset value - End of period ($)                     17.88         17.21          18.53          16.85       16.99
======================================================================================================================
TOTAL RETURN (%) (b)                                     6.14         10.06          33.40           6.00       25.00


RATIOS TO AVERAGE NET ASSETS (%):

Expenses (%) (c)                                         0.82          0.83           0.85           0.84        0.56

Net investment income (%) (c)                            0.28          0.55           0.49           0.30        0.75

Portfolio turnover rate (%)                                20            29             34             24          32

Net assets at end of period (in millions) ($)           4,220         3,983          3,921          3,549       3,681

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c)      The benefits derived from custody fees paid indirectly had no impact.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

-        Liberty Acorn Fund




                             [LIBERTY FUNDS LOGO]


792-01/595J-0402

LIBERTY ACORN INTERNATIONAL     PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------

CLASS Z SHARES


Advised by Liberty Wanger Asset Management, L.P.




Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal .........................................................      2
Principal Investment Strategies .........................................      2
Principal Investment Risks ..............................................      2
Performance History .....................................................      4
Your Expenses ...........................................................      6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

How to Buy Shares .......................................................      7
Eligible Investors ......................................................      8
Sales Charges ...........................................................     10
How to Exchange Shares ..................................................     10
How to Sell Shares ......................................................     10
Fund Policy on Trading of Fund Shares ...................................     12
Other Information About Your Account ....................................     12

MANAGING THE FUND                                                             15
--------------------------------------------------------------------------------

Investment Advisor ......................................................     15
Portfolio Managers ......................................................     15

OTHER INVESTMENT STRATEGIES AND RISKS                                         16
--------------------------------------------------------------------------------

The Information Edge ....................................................     16
Stock Strength Comes First ..............................................     17
Derivative Strategies ...................................................     17
Temporary Defensive Strategies ..........................................     17

FINANCIAL HIGHLIGHTS                                                          18
--------------------------------------------------------------------------------

----------------------------
Not FDIC   May Lose Value
          ------------------
Insured    No Bank Guarantee
----------------------------

THE FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn International seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that smaller companies, particularly outside the U.S., are not as well known by financial analysts may offer higher return potential than the stocks of larger companies.

Liberty Acorn International typically looks for companies with:

-    A strong business franchise that offers growth potential.

-    Products and services that give the company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

THE FUND




Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND




UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.



Morgan Stanley's Europe, Australasia and Far East Index (EAFE) is an unmanaged index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. The EMI Global ex-U.S. is Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of developed and emerging countries as selected by Salomon, excluding the U.S. The EMI Global ex-U.S. is rebalanced once a year in June. Unlike the Fund, indices are not investments, do not incur fees or expenses, are not subject to taxes, and are not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z) (1)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR
1992
1993               49.11%
1994               -3.80%
1995                8.93%
1996               20.65%
1997                0.20%
1998               15.40%
1999               79.20%
2000              -20.02%
2001              -21.11%



                                        For period shown in bar chart:

                                        Best quarter:  4th quarter 1999, +41.63%

                                        Worst quarter: 3rd quarter 2001, -18.76%

THE FUND




After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------


                                INCEPTION                            LIFE OF THE
                                   DATE      1 YEAR   5 YEARS (1)       FUND
CLASS Z                          9/23/92
--------------------------------------------------------------------------------
     Return Before Taxes                    -21.11%       5.51%        11.01%
--------------------------------------------------------------------------------
     Return After Taxes
     on Distributions                       -21.40%       3.97%        10.04%
--------------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares                    -12.52%       4.51%         9.39%
--------------------------------------------------------------------------------
EAFE                               n/a      -21.44%       0.90%        -5.78%
--------------------------------------------------------------------------------
EMI (Global ex-U.S.) (pretax)      n/a      -14.66%      -1.57%         3.51%


(1) The Fund's performance in 1999 was achieved during a period of unusual market conditions.

THE FUND



UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and other administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                                              None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                          None(2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)  There is a $7.50 charge for wiring sale proceeds to the transfer agent.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fees(3) (%)                                                      0.81
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses (%)                                                          0.25
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                    1.06
--------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

      1 YEAR                 3 YEARS               5 YEARS              10 YEARS
       $108                   $337                  $585                 $1,294


YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS
--------------------------------------------------------------------------------
Through your         Your financial advisor can help you establish your account
financial advisor    and buy fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                     receive your request prior to the close of the New York
                     Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                     purchase for you.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to the transfer agent, Liberty
                     Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By check             For existing accounts, fill out and return the additional
(existing account)   investment stub included in your quarterly statement, or
                     send a letter of instruction including the Fund name and
                     account number with a check made payable to the Fund to
                     Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                     02266-8081.
--------------------------------------------------------------------------------
By exchange          You may acquire shares for your account by exchanging
                     shares you own in one fund for shares of the same class or
                     Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund.
                     To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire              You may purchase shares by wiring money from your bank
                     account to your Fund account. To wire funds to your Fund
                     account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring
funds transfer       money from your bank account to your Fund account by
(existing account)   calling 1-800-422-3737. An electronic funds transfer may
                     take up to two business days to settle and be considered in
                     "good form." You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the application.
--------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                     transfer. Be sure to complete the appropriate section of
                     the application for this feature.
--------------------------------------------------------------------------------
Automated dollar     You can purchase shares for your account by exchanging $100
cost averaging       or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a
                     current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so
                     long as your fund balance is sufficient to complete the
                     transfers. You may terminate your program or change the
                     amount of the exchange (subject to the $100 minimum) by
                     calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by
diversification      another fund into the same class of shares of the Fund at
                     no additional sales charge. To invest your dividends in the
                     Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------

YOUR ACCOUNT




ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of the trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

- any insurance company, trust company or bank, which is purchasing shares for its own account;

-    any endowment, investment company or foundation; and

- any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment

- any person investing all or part of the proceeds of a distribution, "roll over" or transfer of assets into a Liberty Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over;

- a retirement plan (or custodian for such plan) with aggregate assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- clients of the Distributor's banking affiliate that meet certain wealth management criteria.

YOUR ACCOUNT




If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT




CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.




SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares.

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT




The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD               INSTRUCTIONS
--------------------------------------------------------------------------------
Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of
                     another fund at no additional cost. To exchange by
                     telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                     the letter, and signatures must be guaranteed by either a
                     bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries,
                     surviving joint owners and individual retirement account
                     owners. For details, call 1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                     available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                     reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                     must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------

YOUR ACCOUNT




FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

YOUR ACCOUNT




UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.



SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends            Represents interest and dividends earned from securities
                     held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains        Represents net long-term capital gains on sales of
                     securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------

Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------

Receive all distributions in cash (with one of the following options):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT




TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2000 was 0.81% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.


LEAH J. ZELL

Lead portfolio manager


Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM from July 1992 before its acquisition by Liberty. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors, and is a vice president of Wanger Advisors Trust. She is a CFA and earned her BA and PhD from Harvard University.

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.


THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.



Growth Potential
--------------------------------------------------------------------------------

-    superior technology

-    innovative marketing

-    managerial skill

-    market niche

-    good earnings prospects

-    strong demand for product

The realization of this growth potential would likely produce superior performance that is sustainable over time.


Financial Strength
--------------------------------------------------------------------------------

-    low debt

-    adequate working capital

-    conservative accounting practices

-    adequate profit margin

A strong balance sheet gives management greater flexibility to pursue strategic objectives and is essential to maintaining a competitive advantage.


Fundamental Value
--------------------------------------------------------------------------------

-    reasonable stock price relative to growth potential

-    valuable assets

Once Liberty WAM uncovers an attractive company, it identifies a price that it believes would also make the stock a good value.

OTHER INVESTMENT STRATEGIES AND RISKS




STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). Occasionally, however, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



LIBERTY ACORN INTERNATIONAL
--------------------------------------------------------------------------------

                                                         YEAR ENDED DECEMBER 31,
                                                           2001             2000             1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------

                                                         Class Z          Class Z          Class Z          Class Z          Class Z
Net asset value -- Beginning of period ($)                23.85            35.33            20.82            18.39            19.61

Income from Investment Operations ($):
Net investment income (a)                                  0.12             0.01             0.83             0.17             0.40
Net realized and unrealized gain (loss)                   (5.11)           (6.73)           15.45             2.68            (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                          (4.99)           (6.72)           16.28             2.85             0.06
Less Distributions Declared to Shareholders
From net investment income                                   --            (0.66)           (0.22)           (0.15)           (0.38)
From net realized gains                                   (0.39)           (4.10)           (1.55)           (0.27)           (0.90)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders              (0.39)           (4.76)           (1.77)           (0.42)           (1.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value -- End of period                          18.47            23.85            35.33            20.82            18.39
====================================================================================================================================
TOTAL RETURN (%)(b)                                      (21.11)          (20.02)           79.20            15.40             0.20

RATIOS TO AVERAGE NET ASSETS (%)
Expenses (%) (c)                                           1.06             1.05             1.11             1.12             1.19
Net investment income (%) (c)                              0.62             0.02             0.12             0.86             0.58
Portfolio turnover rate (%)                                  45               63               46               37               39
Net assets at end of period (in millions) ($)             1,613            2,459            2,868            1,725            1,623


(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  The benefits derived from custody fees paid indirectly had no impact.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

-    Liberty Acorn International



                             [LIBERTY FUNDS LOGO]





793-01/614J-0402

LIBERTY ACORN USA                                        PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.



Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal ............................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   2
Performance History ........................................................   4
Your Expenses ..............................................................   6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

How to Buy Shares ..........................................................   7
Eligible Investors .........................................................   8
Sales Charges ..............................................................  10
How to Exchange Shares .....................................................  10
How to Sell Shares .........................................................  10
Fund Policy on Trading of Fund Shares ......................................  12
Other Information About Your Account .......................................  12

MANAGING THE FUND                                                             15
--------------------------------------------------------------------------------

Investment Advisor .........................................................  15
Portfolio Manager ..........................................................  15

OTHER INVESTMENT STRATEGIES AND RISKS                                         16
--------------------------------------------------------------------------------

The Information Edge .......................................................  16
Stock Strength Comes First .................................................  17
Derivative Strategies ......................................................  17
Temporary Defensive Strategies .............................................  17

FINANCIAL HIGHLIGHTS                                                          18
--------------------------------------------------------------------------------

----------------------------
Not FDIC   May Lose Value
          ------------------
Insured    No Bank Guarantee
----------------------------

THE FUND
--------------------------------------------------------------------------------



INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn USA seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn USA invests primarily in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies. Liberty Acorn USA typically looks for companies with:

-     A strong business franchise that offers growth potential.

-     Products and services that give the company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

The Fund generally invests substantially all of its assets in U.S. companies, and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

THE FUND



Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Russell 2000(R) Index (Russell 2000). The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, an index is not an investment, does not incur fees or expenses, is not subject to taxes, and is not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR
1992
1993
1994
1995
1996
1997        32.30%
1998         5.79%
1999        23.02%
2000        -8.99%
2001        19.25%

                                       For period shown in bar chart:
                                       Best quarter:  2nd quarter 2001, +21.71%
                                       Worst quarter:  3rd quarter 1998, -19.25%

THE FUND



After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                                INCEPTION                                LIFE OF
                                  DATE         1 YEAR      5 YEARS      THE FUND
CLASS Z                          9/4/96
--------------------------------------------------------------------------------
   Return Before Taxes                         19.25%       13.32%       15.73%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                            18.77%       12.16%       14.62%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                         11.88%       10.75%       12.90%
--------------------------------------------------------------------------------
Russell 2000(R) (pretax)           n/a          2.49%        7.52%        8.79%

THE FUND



UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases                                    None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                                                 None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                             None(2)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to the transfer agent.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees(3) (%)                                                      0.94
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses (%)                                                          0.23
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                    1.17
--------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

         1 YEAR            3 YEARS                5 YEARS               10 YEARS
          $119              $372                   $644                  $1,420

YOUR ACCOUNT
--------------------------------------------------------------------------------



HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
--------------------------------------------------------------------------------
Through your          Your financial advisor can help you establish your account
financial advisor     and buy fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                      receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing
                      the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including the Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By exchange           You may acquire shares for your account by exchanging
                      shares you own in one fund for shares of the same class or
                      Class A shares of the Fund at no additional cost. There
                      may be an additional charge if exchanging from a money
                      market fund. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your Fund account. To wire funds to your Fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer (existing    money from your bank account to your Fund account by
account)              calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the
                      money is coming from. The designated amount will be
                      exchanged on the third Tuesday of each month. Exchanges
                      will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your program
                      or change the amount of the exchange (subject to the $100
                      minimum) by calling 1-800-422-3737. Be sure to complete
                      the appropriate section of the account application for
                      this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------

YOUR ACCOUNT



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of the trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

- any insurance company, trust company or bank, which is purchasing shares for its own account;

-     any endowment, investment company or foundation; and

- any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment

- any person investing all or part of the proceeds of a distribution "roll over" or transfer of assets into a Liberty Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over;

- a retirement plan (or the custodian for such plan) with aggregate assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- clients of the Distributor's banking affiliate that meet certain wealth management criteria.

YOUR ACCOUNT



If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT



CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.



SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares.

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
--------------------------------------------------------------------------------
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                      available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-     send the check to your address of record

-     send the check to a third party address

-     transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT



TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------



INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.94% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

ROBERT A. MOHN

Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is a vice president of Wanger Advisors Trust. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------



UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.


THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.


Growth Potential           Financial Strength           Fundamental Value
--------------------------------------------------------------------------------
-  superior technology     -  low debt                  -  reasonable stock
-  innovative marketing    -  adequate working             price relative to
-  managerial skill           capital                      growth potential
-  market niche            -  conservative              -  valuable assets
-  good earnings              accounting practices
   prospects               -  adequate profit
-  strong demand for          margin
   product

The realization of this    A strong balance sheet       Once Liberty WAM
growth potential would     gives management greater     uncovers an attractive
likely produce superior    flexibility to pursue        company, it identifies
performance that is        strategic objectives and     a price that it believes
sustainable over time.     is essential to              would also make the
                           maintaining a competitive    stock a good value.
                           advantage.
--------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS



STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


LIBERTY ACORN USA
--------------------------------------------------------------------------------

                                                                             YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------
                                                        2001          2000          1999          1998          1997
                                                      Class Z       Class Z       Class Z       Class Z       Class Z
Net asset value-- Beginning of period ($)              14.90         16.75          14.80        15.12         11.65

Income from Investment Operations ($):

Net investment income (loss) (a)                       (0.08)        (0.05)         0.00 (b)     (0.07)        (0.07)

Net realized and unrealized gain (loss)                 2.94         (1.48)         3.32          0.87          3.83
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        2.86         (1.53)         3.32          0.80          3.76
---------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to Shareholders ($):

From net investment income                                --         (0.00)(b)        --            --            --

From net realized gains                                (0.24)        (0.32)        (1.37)        (1.12)        (0.29)
---------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (0.24)        (0.32)        (1.37)        (1.12)        (0.29)
---------------------------------------------------------------------------------------------------------------------
Net asset value-- End of period ($)                    17.52         14.90         16.75         14.80         15.12
=====================================================================================================================
TOTAL RETURN (%)(C)                                    19.25         (8.99)        23.00          5.80         32.30

RATIOS TO AVERAGE NET ASSETS (%):

Expenses (%) (d)                                        1.17          1.15          1.15          1.20          1.35

Net investment income (loss) (%) (d)                   (0.46)        (0.32)         0.00 (e)     (0.42)        (0.49)

Portfolio turnover rate (%)                               24            45            49            42            33

Net assets at end of period (in millions) ($)            229           222           371           281           185

(a) Per share was based upon the average shares outstanding during each period.

(b)   Rounds to less than $0.01 per share.

(c)   Total return at net asset value assuming all distributions reinvested.

(d)   The benefits derived from custody fees paid indirectly had no impact.

(e)   Rounds to less than 0.01%.

NOTES
--------------------------------------------------------------------------------

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Liberty Acorn Trust: 811-01829

-     Liberty Acorn USA


                           [LIBERTY FUNDS LETTERHEAD]

794-01/600J-0402

LIBERTY ACORN TWENTY             PROSPECTUS, MAY 1, 2002
-------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


THE FUND                                   2
--------------------------------------------

Investment Goal........................    2
Principal Investment Strategies........    2
Principal Investment Risks.............    2
Performance History....................    4
Your Expenses..........................    6

YOUR ACCOUNT                               7
--------------------------------------------

How to Buy Shares......................    7
Eligible Investors.....................    8
Sales Charges..........................   10
How to Exchange Shares.................   10
How to Sell Shares.....................   10
Fund Policy on Trading of Fund Shares..   12
Other Information About Your Account...   12

MANAGING THE FUND                         15
--------------------------------------------

Investment Advisor.....................   15
Portfolio Managers.....................   15

OTHER INVESTMENT
STRATEGIES AND RISKS                      16
--------------------------------------------

The Information Edge...................   16
Stock Strength Comes First.............   17
Derivative Strategies..................   17
Temporary Defensive Strategies.........   17

FINANCIAL HIGHLIGHTS                      18
--------------------------------------------


----------------------------
Not FDIC   May Lose Value
Insured    -----------------
           No Bank Guarantee
----------------------------

THE FUND
-------------------------------------------------------------------------------


INVESTMENT GOAL
-------------------------------------------------------------------------------
Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------------------------------------------------------
Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Twenty typically looks for companies with:

-        A strong business franchise that offers growth potential.

-        Products and services that give the company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
-------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry

THE FUND


and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. The securities issued by mid-cap companies may have more risk than those of larger companies. Those securities may be more susceptible to market downturns, and their prices could be more volatile.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, three-year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the Standard & Poor's Mid Cap 400 Index (S&P Index). The S&P Index is an unmanaged, market value-weighted index of 400 mid cap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, three years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)
-------------------------------------------------------------------------------

Year
1992
1993
1994
1995
1996
1997
1998
1999      29.30%
2000      11.68%
2001       8.00%


For period shown in bar chart:
Best quarter: 4th quarter 2001, +17.57%
Worst quarter: 3rd quarter 2001, -11.34%

After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


            AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------
                                              INCEPTION                                LIFE OF
                                                 DATE        1 YEAR       3 YEARS      THE FUND

CLASS Z                                        11/23/98
-----------------------------------------------------------------------------------------------
     Return Before Taxes                                      8.00%        15.97%       17.95%
-----------------------------------------------------------------------------------------------
     Return After Taxes on Distributions                      7.96%        15.04%       17.04%
-----------------------------------------------------------------------------------------------
     Return After Taxes on Distributions
     and Sale of Fund Shares                                   4.91%       12.81%       14.51%
-----------------------------------------------------------------------------------------------
S&P Index (pretax)                               n/a          -0.60%       10.24%       13.66%

THE FUND


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
-------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
-------------------------------------------------------------------------------

Maximum sales charge (load) on purchases               None
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                            None
-------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (2)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)      There is a $7.50 charge for wiring sale proceeds to the transfer agent.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-------------------------------------------------------------------------------

Management fees(3) (%)                                 0.90
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              None
-------------------------------------------------------------------------------
Other expenses (%)                                     0.48
-------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)            1.38
-------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

(4) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class Z.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
-------------------------------------------------------------------------------

     1 YEAR            3 YEARS          5 YEARS         10 YEARS

      $140              $437             $755            $1,657

YOUR ACCOUNT
-------------------------------------------------------------------------------


HOW TO BUY SHARES
-------------------------------------------------------------------------------
If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-------------------------------------------------------------------------------

METHOD                     INSTRUCTIONS
-------------------------------------------------------------------------------
Through your               Your financial advisor can help you establish your
financial advisor          account and buy fund shares on your behalf. To
                           receive the current trading day's price, your
                           financial advisor firm must receive your request
                           prior to the close of the New York Stock Exchange
                           (NYSE), usually 4:00 p.m. Eastern time. Your
                           financial advisor may charge you fees for executing
                           the purchase for you.
-------------------------------------------------------------------------------
By check                   For new accounts, send a completed application and
(new account)              check made payable to the Fund to the transfer agent,
                           Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                           MA 02266-8081.
-------------------------------------------------------------------------------
By check                   For existing accounts, fill out and return the
(existing account)         additional investment stub included in your quarterly
                           statement, or send a letter of instruction including
                           the Fund name and account number with a check made
                           payable to the Fund to Liberty Funds Services, Inc.,
                           P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By exchange                You may acquire shares for your account by exchanging
                           shares you own in one fund for shares of the same
                           class or Class A shares of the Fund at no additional
                           cost. There may be an additional charge if exchanging
                           from a money market fund. To exchange by telephone,
                           call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire                    You may purchase shares by wiring money from your
                           bank account to your Fund account. To wire funds to
                           your Fund account, call 1-800-422-3737 to obtain a
                           control number and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds        You may purchase shares by electronically
transfer (existing         transferring money from your bank account to your
account)                   Fund account by calling 1-800-422-3737. An electronic
                           fund transfer may take up to two business days to
                           settle and be considered in "good form." You must set
                           up this feature prior to your telephone request. Be
                           sure to complete the appropriate section of the
                           application.
-------------------------------------------------------------------------------
Automatic                  You can make monthly or quarterly investments
investment plan            automatically from your bank account to your Fund
                           account. You can select a pre-authorized amount to be
                           sent via electronic funds transfer. Be sure to
                           complete the appropriate section of the application
                           for this feature.
-------------------------------------------------------------------------------
Automated dollar           You can purchase shares for your account by
cost averaging             exchanging $100 or more each month from another fund
                           for shares of the same class of the Fund at no
                           additional cost. You must have a current balance of
                           at least $5,000 in the fund the money is coming from.
                           The designated amount will be exchanged on the third
                           Tuesday of each month. Exchanges will continue so
                           long as your fund balance is sufficient to complete
                           the transfers. You may terminate your program or
                           change the amount of the exchange (subject to the
                           $100 minimum) by calling 1-800-422-3737. Be sure to
                           complete the appropriate section of the account
                           application for this feature.
-------------------------------------------------------------------------------
By dividend                You may automatically invest dividends distributed by
diversification            another fund into the same class of shares of the
                           Fund at no additional sales charge. To invest your
                           dividends in the Fund, call 1-800-345-6611.

YOUR ACCOUNT


ELIGIBLE INVESTORS
-------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of the trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

- any insurance company, trust company or bank, which is purchasing shares for its own account;

-        any endowment, investment company or foundation; and

- any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment

- any person investing all or part of the proceeds of a distribution, "roll over" or transfer of assets into a Liberty Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over;

- a retirement plan (or the custodian of such plan) with aggregate assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- clients of the Distributor's banking affiliate that meet certain wealth management criteria.

YOUR ACCOUNT

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


SALES CHARGES
-------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
-------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
-------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares.

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
-------------------------------------------------------------------------------

METHOD                     INSTRUCTIONS
-------------------------------------------------------------------------------
Through your               You may call your financial advisor to place your
financial advisor          sell order. To receive the current trading day's
                           price, your financial advisor firm must receive your
                           request prior to the close of regular trading on the
                           NYSE, usually 4:00 p.m. Eastern time. Your financial
                           advisor may charge you fees for executing a
                           redemption for you.
-------------------------------------------------------------------------------
By exchange                You or your financial advisor may sell shares by
                           exchanging from the Fund into Class Z shares or Class
                           A shares of another fund at no additional cost. To
                           exchange by telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By telephone               You or your financial advisor may sell shares by
                           telephone and request that a check be sent to your
                           address of record by calling 1-800-422-3737, unless
                           you have notified the Fund of an address change
                           within the previous 30 days. The dollar limit for
                           telephone sales is $100,000 in a 30-day period. You
                           do not need to set up this feature in advance of your
                           call. Certain restrictions apply to retirement
                           accounts. For details, call 1-800-345-6611.
-------------------------------------------------------------------------------
By mail                    You may send a signed letter of instruction to the
                           address below. In your letter of instruction, note
                           the Fund's name, share class, account number, and the
                           dollar value or number of shares you wish to sell.
                           All account owners must sign the letter, and
                           signatures must be guaranteed by either a bank, a
                           member firm of a national stock exchange or another
                           eligible guarantor institution. Additional
                           documentation is required for sales by corporations,
                           agents, fiduciaries, surviving joint owners and
                           individual retirement account owners. For details,
                           call 1-800-345-6611.

                           Mail your letter of instruction to Liberty Funds
                           Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-------------------------------------------------------------------------------
By wire                    You may sell shares and request that the proceeds be
                           wired to your bank. You must set up this feature
                           prior to your telephone request. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
-------------------------------------------------------------------------------
By systematic              You may automatically sell a specified dollar amount
withdrawal plan            or percentage of your account on a monthly, quarterly
                           or semiannual basis and have the proceeds sent to you
                           if your account balance is at least $5,000. This
                           feature is not available if you hold your shares in
                           certificate form. All dividend and capital gains
                           distributions must be reinvested. Be sure to complete
                           the appropriate section of the account application
                           for this feature.
-------------------------------------------------------------------------------
By electronic              You may sell shares and request that the proceeds be
funds transfer             electronically transferred to your bank. Proceeds may
                           take up to two business days to be received by your
                           bank. You must set up this feature prior to your
                           request. Be sure to complete the appropriate section
                           of the account application for this feature.
-------------------------------------------------------------------------------

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
-------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
-------------------------------------------------------------------------------
Capital               gains Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
-------------------------------------------------------------------------------
Reinvest all distributions in additional shares of the Fund

Reinvest all distributions in shares of another fund

Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
-------------------------------------------------------------------------------



INVESTMENT ADVISOR
-------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.90% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
-------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

JOHN H. PARK
Lead portfolio manager

John Park is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since July 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also a vice president of Wanger Advisors Trust, and the portfolio manager of Wanger Twenty, a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


OTHER INVESTMENT STRATEGIES AND RISKS
-------------------------------------------------------------------------------

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
-------------------------------------------------------------------------------
The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential               Financial Strength             Fundamental Value
------------------------------------------------------------------------------------
-    superior technology       -    low debt                  -    reasonable stock
-    innovative marketing      -    adequate working               price relative to
-    managerial skill               capital                        growth potential
-    market niche              -    conservative              -    valuable assets
-    good earnings                  accounting practices
     prospects                 -    adequate profit
-    strong demand for              margin
     product

The realization                A strong balance sheet         Once Liberty WAM uncovers
of this growth                 gives management greater       an attractive company, it
potential would                flexibility to pursue          identifies a price that
likely produce superior        strategic objectives and       it believes would also
performance that is            is essential to maintaining    make the stock a good value.
sustainable over time.         a competitive advantage.

OTHER INVESTMENT STRATEGIES AND RISKS


STOCK STRENGTH COMES FIRST
-------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's Class Z fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


LIBERTY ACORN TWENTY
-------------------------------------------------------------------------------

                                                                                                    INCEPTION NOVEMBER 23
                                                                 YEAR ENDED DECEMBER 31,            THROUGH DECEMBER 31,
                                                         2001           2000           1999                1998
                                                        Class Z       Class Z         Class Z            Class Z

  Net asset value - Beginning of period ($)             14.13           13.70         10.71              10.00

  Income from Investment Operations ($):
  Net investment income (loss) (a)                      (0.05)          (0.07)        (0.08)              0.00 (g)
  Net realized and unrealized gain                       1.18            1.59          3.21               0.71
-------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       1.13            1.52          3.13               0.71
-------------------------------------------------------------------------------------------------------------------------
  Less Distributions Declared to Shareholders
  ($):
  From net investment income                               --           (0.01)          --                 --
  From net realized gains                               (0.03)          (1.08)        (0.14)               --
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders          (0.03)          (1.09)        (0.14)               --
-------------------------------------------------------------------------------------------------------------------------
  Net asset value - End of period ($)                   15.23           14.13         13.70              10.71
=========================================================================================================================
  TOTAL RETURN (%) (b)                                   8.00 (c)       11.68         29.30 (c)           7.10(c)(d)

  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (%)                                           1.35            1.34 (e)      1.37 (e)           1.41(e)(f)

  Net Investment income (loss) (%)                      (0.44)          (0.52)(e)     (0.62)(e)           0.22(e)(f)
  Reimbursement (%)                                      0.03            --            0.04               0.42(f)
  Portfolio turnover rate (%)                              82             116           101                173(f)
  Net assets at end of period (in millions) ($)            70              67            68                 34

(a) Per share data was calculated using average shares outstanding during the period.

(b)      Total return at net asset value assuming all distributions reinvested.

(c) Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)      Not annualized.

(e) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.32% and (0.50%), respectively for the year ended December 31, 2000, 1.35% and (0.60%), respectively for the year ended December 31, 1999, and 1.35% and 0.28% for the period ended December 31, 1998.

(f)      Annualized.

(g)      Rounds to less than $0.01 per share.

NOTES
-------------------------------------------------------------------------------

FOR MORE INFORMATION
-------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829
-        Liberty Acorn Twenty




[LIBERTY FUNDS LOGO]


795-01/598J-0402

LIBERTY ACORN FOREIGN FORTY                    PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------




CLASS Z SHARES

Advised by Liberty Wanger Asset Management, L.P.


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal ............................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   2
Performance History ........................................................   4
Your Expenses ..............................................................   6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

How to Buy Shares ..........................................................   7
Eligible Investors .........................................................   8
Sales Charges ..............................................................  10
How to Exchange Shares .....................................................  10
How to Sell Shares .........................................................  10
Fund Policy on Trading of Fund Shares ......................................  12
Other Information About Your Account .......................................  12

MANAGING THE FUND                                                             15
--------------------------------------------------------------------------------

Investment Advisor .........................................................  15
Portfolio Managers .........................................................  15

OTHER INVESTMENT STRATEGIES AND RISKS                                         16
--------------------------------------------------------------------------------

The Information Edge .......................................................  16
Stock Strength Comes First .................................................  17
Derivative Strategies ......................................................  17
Temporary Defensive Strategies .............................................  17

FINANCIAL HIGHLIGHTS                                                          18
--------------------------------------------------------------------------------

---------------------------
Not FDIC  May Lose Value
          -----------------
Insured   No Bank Guarantee
---------------------------

THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOAL
--------------------------------------------------------------------------------
Liberty Acorn Foreign Forty seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Liberty Acorn Foreign Forty invests primarily in the stocks of medium- to larger-sized companies based in developed markets (for example, Japan, Canada and United Kingdom) outside the U.S. The Fund invests in at least three countries. The Fund is a diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $2 to $25 billion at the time of purchase.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion.

Liberty Acorn Foreign Forty typically looks for companies with:

-     A strong business franchise that offers growth potential.

-     Products and services that give the company a competitive advantage.

- A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Foreign Forty is an international fund and, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described below under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) that could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

THE FUND



Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, three year and life of the Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the SSB World ex-U.S. Cap Range $2-10 Billion Index (SSB Cap Range $2-10B). The SSB Cap Range $2-10B is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, three years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements had not been in place, then performance would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

[Bar Chart]

YEAR
1992
1993
1994
1995
1996
1997
1998
1999       81.60%
2000      -13.35%
2001      -29.05%

For period shown in bar chart:        Best quarter:  4th quarter 1999, +46.65%
                                     Worst quarter:  3rd quarter 2001, -22.80%

THE FUND



After tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                                   INCEPTION                            LIFE OF
                                      DATE       1 YEAR    3 YEARS     THE FUND
CLASS Z                             11/23/98
--------------------------------------------------------------------------------
     Return Before Taxes                         -29.05%     3.74%       6.83%
--------------------------------------------------------------------------------
     Return After Taxes
     on Distributions                            -29.15%     3.56%       6.66%
--------------------------------------------------------------------------------
     Return After Taxes
     on Distributions and
     Sale of Fund Shares                         -17.59%     2.97%       5.50%
--------------------------------------------------------------------------------
SSB Cap Range $2-10B (pretax)         n/a        -15.49%    -0.64%       0.45%

(1) The Fund's performance during 1999 was achieved in a period of unusual market conditions.

THE FUND



UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-     $10,000 initial investment

-     5% total return for each year

-     Fund operating expenses remain the same

-     Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases                                 None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions                                                              None
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                          None(2)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)   There is a $7.50 charge for wiring sale proceeds to the transfer agent.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fees(3) (%)                                                      0.95
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   None
--------------------------------------------------------------------------------
Other expenses  (%)                                                         0.51
--------------------------------------------------------------------------------
Total annual fund operating expenses  (4)(%)                                1.46
--------------------------------------------------------------------------------

(3) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

(4) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class Z. This arrangement may be modified or terminated by either the Fund or the advisor on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class Z shares would be 1.45%.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

             1 YEAR              3 YEARS            5 YEARS             10 YEARS
              $149                $462               $797                $1,746

YOUR ACCOUNT
--------------------------------------------------------------------------------



HOW TO BUY SHARES
--------------------------------------------------------------------------------

If you are an eligible investor (described below), your shares will be bought at the next calculated price after the Fund receives your purchase request in "good form." "Good form" means that your payment has been received and your application is complete, including all necessary signatures. The Fund reserves the right to refuse a purchase order for any reason, including if the Fund believes that doing so would be in the best interest of the Fund and its shareholders.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
--------------------------------------------------------------------------------
Through your          Your financial advisor can help you establish your account
financial advisor     and buy fund shares on your behalf.  To receive the
                      current trading day's price, your financial advisor firm
                      must receive your request prior to the close of the New
                      York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                      time. Your financial advisor may charge you fees for
                      executing the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston,
                      MA 02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including the Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston,
                      MA 02266-8081.
--------------------------------------------------------------------------------
By exchange           You may acquire shares for your account by exchanging
                      shares you own in one fund for shares of the same class or
                      Class A shares of the Fund at no additional cost. There
                      may be an additional charge if exchanging from a money
                      market fund. To exchange by telephone, call
                      1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your Fund account. To wire funds to your Fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer (existing    money from your bank account to your Fund account by
account)              calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the
                      money is coming from. The designated amount will be
                      exchanged on the third Tuesday of each month. Exchanges
                      will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your program
                      or change the amount of the exchange (subject to the $100
                      minimum) by calling 1-800-422-3737. Be sure to complete
                      the appropriate section of the account application for
                      this feature.
--------------------------------------------------------------------------------
 By dividend          You may automatically invest dividends distributed by
 diversification      another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.
--------------------------------------------------------------------------------

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the Liberty Acorn funds on September 29, 2000 (when all of the Trust's then outstanding shares were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of the trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- any client of a broker-dealer or registered investment advisor that recommends Fund shares and charges an asset-based fee;

- any insurance company, trust company or bank, which is purchasing shares for its own account;

-     any endowment, investment company or foundation; and

- any client of an investment advisory affiliate of the distributor if the client meets certain criteria established by the distributor and its affiliate.

No minimum initial investment

- any person investing all or part of the proceeds of a distribution, "roll over" or transfer of assets into a Liberty Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the Liberty Acorn funds on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Liberty Acorn funds immediately prior to the distribution, transfer or roll over;

- a retirement plan (or the custodian for such plan) with aggregate assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and

- clients of the Distributor's banking affiliate that meet certain wealth management criteria.

If you have any questions about your eligibility to purchase Class Z shares of the Fund, please call 1-800-345-6611. If you hold Fund shares through a broker-dealer or other financial institution, your eligibility to purchase Class Z shares may differ depending on that institution's policies.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares - Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.



SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.

If you purchase Class Z shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no sales charges or limitations if you purchase shares directly from the Fund, except as described in this prospectus.

If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of certain other funds distributed by Liberty Funds Distributor, Inc., at net asset value without a sales charge. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares.

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated net asset value. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
--------------------------------------------------------------------------------
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually
                      4:00 p.m. Eastern time. Your financial advisor may charge
                      you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By  exchange          You or your financial advisor may sell shares by
                      exchanging from the Fund into Class Z shares or Class A
                      shares of another fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days.
                      The dollar limit for telephone sales is $100,000 in a
                      30-day period.  You do not need to set up this feature in
                      advance of your call.  Certain restrictions apply to
                      retirement accounts.  For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below.  In your letter of instruction, note the Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners
                      must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution.  Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                      available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may
                      take up to two business days to be received by your bank.
                      You must set up this feature prior to your request. Be
                      sure to complete the appropriate section of the account
                      application for this feature.
--------------------------------------------------------------------------------

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of a Fund's Class Z shares is its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the Fund (or an authorized broker-dealer, financial services company, or other agent, some of whom may charge a fee for their services). In most cases, in order to receive that day's price, the Fund must receive your order before that day's transactions are processed. If you request a transaction through an agent, that agent must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES. If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.



SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

MANAGING THE FUND
--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. As of November 1, 2001, Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.95% of the Fund's average daily net assets. Liberty WAM also receives an administrative fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

TODD M. NARTER, Co-portfolio manager

Mr. Narter has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since June 1997. Mr. Narter also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.

CHRISTOPHER J. OLSON, Co-portfolio manager

Mr. Olson has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since January, 2001. Mr. Olson also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------
The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from those trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential                  Financial Strength             Fundamental Value
--------------------------------------------------------------------------------------------
-  superior technology       - low debt                   -  reasonable stock
-  innovative marketing      - adequate working              price relative to
-  managerial skill            capital                       growth potential
-  market niche              - conservative Section       -  valuable assets
-  good earnings               accounting practices
   prospects                 - adequate profit            Once Liberty WAM uncovers
-  strong demand for           margin                     an attractive company, it
   product                                                identifies a price that
                             A strong balance sheet       it believes would also
The realization of this      gives management greater     make the stock a good
growth potential would       flexibility to pursue        value.
likely produce superior      strategic objectives and
performance that is          is essential to
sustainable over time.       maintaining a competitive
                             advantage.
--------------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS


STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------
Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

LIBERTY ACORN FOREIGN FORTY
--------------------------------------------------------------------------------



                                                                                                            INCEPTION NOVEMBER 23
                                                                            YEAR ENDED DECEMBER 31,          THROUGH DECEMBER 31,
                                                          2001              2000              1999                  1998
                                                         Class Z           Class Z           Class Z               Class Z
 Net asset value-- Beginning of period ($)                17.15             19.93             11.00                 10.00

 Income from Investment Operations ($):
 Net investment loss (a)                                 (0.05)            (0.11)            (0.02)                (0.01)
 Net realized and unrealized gain (loss)                 (4.92)            (2.53)             8.98                  1.01
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                        (4.97)            (2.64)             8.96                  1.00
------------------------------------------------------------------------------------------------------------------------------------
 Less Distributions Declared to Shareholders ($):        (0.01)            (0.04)              ---                   ---
 From net investment income
 From net realized gains                                 (0.08)            (0.10)            (0.03)                  ---
------------------------------------------------------------------------------------------------------------------------------------

 Total Distributions Declared to Shareholders            (0.09)            (0.14)            (0.03)                  ---
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value-- End of period ($)                      12.09            17.15             19.93                 11.00
====================================================================================================================================
 TOTAL RETURN (%) (b)                                    (29.05)(c)       (13.35)(c)         81.60(c)              10.00(c)(d)

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses (%)                                              1.45(e)          1.33(e)          1.48(f)                1.73(f)(g)

 Net investment loss (%)                                   (0.32)(e)       (0.42)(e)        (0.17)(f)              (0.78)(f)(g)

 Reimbursement (%)                                          0.01             ---             0.09                   0.97(g)

 Portfolio turnover rate (%)                               82                79             60                     90(g)

 Net assets at end of period (in millions) ($)             37                130            107                    16



(a) Per share data was calculated using average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c) Had the advisor not reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f) In accordance with a requirement of the Securities and Exchange Commission, the ratios reflect total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and (0.14%), respectively for the year ended December 31, 1999, and 1.45% and (0.50%), respectively for the period ended December 31, 1998.

(g)  Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust:  811-01829
-    Liberty Acorn Foreign Forty



                           [LIBERTY FUNDS LETTERHEAD]


797-01/612J-0402

LIBERTY ACORN FOREIGN FORTY PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------

Investment Goal ........................................................      2
Principal Investment Strategies ........................................      2
Principal Investment Risks .............................................      2
Performance History ....................................................      4
Your Expenses ..........................................................      6

YOUR ACCOUNT                                                                  7
-------------------------------------------------------------------------------

How to Buy Shares ......................................................      7
Sales Charges ..........................................................      8
How to Exchange Shares .................................................     12
How to Sell Shares .....................................................     12
Fund Policy on Trading of Fund Shares ..................................     13
Distribution and Service Fees ..........................................     14
Other Information About Your Account ...................................     14

MANAGING THE FUND                                                            17
-------------------------------------------------------------------------------

Investment Advisor .....................................................     17
Portfolio Managers .....................................................     17

OTHER INVESTMENT STRATEGIES AND RISKS                                        19
-------------------------------------------------------------------------------

The Information Edge ...................................................     19
Stock Strength Comes First .............................................     20
Derivative Strategies ..................................................     20
Temporary Defensive Strategies .........................................     20

FINANCIAL HIGHLIGHTS                                                         21
-------------------------------------------------------------------------------

---------------------------------
Not FDIC        May Lose Value
                -----------------
Insured         No Bank Guarantee
---------------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Foreign Forty invests primarily in the stocks of medium- to larger-sized companies based in developed markets (for example, Japan, Canada and United Kingdom) outside the U.S. The Fund invests in at least three countries. The Fund is a diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $2 billion to $25 billion, at the time of purchase.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $25 billion.

Liberty Acorn Foreign Forty typically looks for companies with:

o        A strong business franchise that offers growth potential.

o        Products and services that give the company a competitive advantage.

o A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Foreign Forty is an international fund and, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the U.S.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity

THE FUND

market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. Those securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, three-year and life of the Fund periods. They include the effects of Fund expenses. The table shows returns of each share class and includes the effects of sales charges.

The Fund's returns are compared to the SSB World ex-U.S. Cap Range $2-10 Billion Index (SSB Cap Range 2-10B). The SSB Cap Range $2-10B is Salomon Smith Barney's two to ten billion U.S. dollar security market subset of its Broad Market Index. It represents a midcap developed market index, excluding the U.S. Unlike the Fund, an index is not an investment, does not incur fees or expenses, is not subject to taxes, and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for the past one year, three years and life of the Fund periods. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or loss on sale.

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR

1999             81.60%
2000            -13.35%
2001            -29.17%

For period shown in bar chart:
Best quarter: 4th quarter 1999, +46.65%
Worst quarter: 3rd quarter 2001, -22.88%

THE FUND

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)(2)
--------------------------------------------------------------------------------

                                                                           LIFE OF THE
                         INCEPTION DATE       1 YEAR         3 YEARS           FUND
--------------------------------------------------------------------------------------

Class A                     10/16/00
   Return Before Taxes                       -33.24%          1.65%           4.76%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                          -33.34%          1.48%           4.59%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                       -20.15%          1.29%           3.80%
--------------------------------------------------------------------------------------
Class B                     10/16/00
   Return Before Taxes                       -33.22%          2.42%           5.61%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                          -33.32%          2.24%           5.44%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                       -20.13%          1.90%           4.50%
--------------------------------------------------------------------------------------
Class C                     10/16/00
   Return Before Taxes                       -30.41%          3.39%           6.49%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                          -30.51%          3.22%           6.32%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                       -18.42%          2.69%           5.22%
--------------------------------------------------------------------------------------
SSB Cap Range                  n/a
   $2-10B (pretax)                           -15.49%         -0.64%           0.45%
--------------------------------------------------------------------------------------

(1) The Fund commenced operations on 11/23/98, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A, B and C and Class
         Z. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

(2) The Fund's Class Z performance in 1999 was achieved during a period of unusual market conditions.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs, including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o        $10,000 initial investment

o        5% total return for each year

o        Fund operating expenses remain the same

o        Assumes reinvestment of all dividends and distributions

o        Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B      CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        None        None
--------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(4)     5.00        1.00
--------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               None(5)     None(5)     None(5)

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)      There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B      CLASS C
Management fees(6) (%)                                  0.95%       0.95%        0.95%
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)               0.35%       1.00%        1.00%
--------------------------------------------------------------------------------------
Other expenses (%)                                      0.73%       0.73%        0.73%
--------------------------------------------------------------------------------------
Total annual fund operating expenses(7) (%)             2.03%       2.68%        2.68%

(6) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

(7) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class A, Class B and Class C, respectively. This arrangement may be modified or terminated by either the Fund or its advisor on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.80%, 2.45% and 2.45%, respectively.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------------
Class A:                                   $769       $1,175      $1,605     $2,798
------------------------------------------------------------------------------------
Class B: did not sell your shares          $271       $  832      $1,420     $2,856

         sold all your shares at
         the end of the period             $771       $1,132      $1,620     $2,856
------------------------------------------------------------------------------------
Class C: did not sell your shares          $271       $  832      $1,420     $3,012

         sold all your shares at
         the end of the period             $371       $  832      $1,420     $3,012

YOUR ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS

Initial Investment ..............     $1,000
Subsequent Investments ..........     $   50
Automatic Investment Plan* ......     $   50
Retirement Plans* ...............     $   25

* The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                      receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing
                      the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name
                      and account number with a check made payable to the Fund
                      to Liberty Funds Services, Inc., P.O. Box 8081,
                      Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for
                      shares of the same class or Class A of the Fund at no
                      additional cost. There may be an additional charge if
                      exchanging from a money market fund. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your Fund account. To wire funds to your Fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the
                      money is coming from. The designated amount will be
                      exchanged on the third Tuesday of each month. Exchanges
                      will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your program
                      or change the amount of the exchange (subject to the $100
                      minimum) by calling 1-800-422-3737. Be sure to complete
                      the appropriate section of the account application for
                      this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM

Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                    COMMISSION %

First $3 million                                                        1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                      0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                     0.50
--------------------------------------------------------------------------------
$25 million or more                                                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          None

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                    % DEDUCTED WHEN SHARES ARE SOLD

Through one year                                               1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (See the Statement of Additional Information for a description of these situations.) Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another Liberty fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                      available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third party address

o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.95% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

CHRIS OLSON

Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Olson has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since January 2001. Mr. Olson also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Olson was most recently a director and portfolio strategy analyst with UBS Asset Management/Brinson Partners. He is a CFA and earned a BA from Middlebury College, a MBA from the University of Pennsylvania's Wharton School of Business and a MA in International Studies from the University of Pennsylvania's School of Arts and Sciences.

MANAGING THE FUND

TODD NARTER

Liberty Acorn Foreign Forty, Co-portfolio manager

Mr. Narter has managed Liberty Acorn Foreign Forty since September, 2001. He has been a member of the international analytical team at Liberty WAM since June 1997. Mr. Narter also is a vice president of Wanger Advisors Trust, and a co-portfolio manager of Wanger International Small Cap and Wanger Foreign Forty, two international mutual funds underlying variable insurance products. Prior to joining Liberty WAM, Mr. Narter spent seven years working in Japan in the electronics industry, mainly as a product manager for Teradyne. He is a CFA and earned a BS from the University of Texas and a MS from Stanford University.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential                Financial Strength             Fundamental Value
------------------------------------------------------------------------------------------

o    superior technology        o    low debt                  o    reasonable stock price
                                                                    relative to growth
o    innovative marketing       o    adequate working               potential
                                     capital
o    managerial skill                                          o    valuable assets
                                o    conservative accounting
o    market niche                    practices

o    good earnings prospects    o    adequate profit margin

o    strong demand for
     product

The realization of this         A strong balance sheet         Once Liberty WAM uncovers
growth potential would          gives management greater       an attractive  company,
likely produce superior         flexibility to pursue          it identifies a price
performance that is             strategic objectives and       that it believes would
sustainable over time.          is essential to                also make the stock a
                                maintaining a competitive      good value.
                                advantage.
------------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class A, Class B and Class C shares fiscal years since inception which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

LIBERTY ACORN FOREIGN FORTY
--------------------------------------------------------------------------------

                                                     YEAR ENDED 12/31/2001                     PERIOD ENDED 12/31/2000 (a)

                                             Class A        Class B        Class C        Class A        Class B        Class C

Net asset value--Beginning of Period ($)        17.15          17.13          17.14          17.71          17.71          17.71
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
Net investment loss (b)                         (0.09)         (0.18)         (0.18)         (0.03)         (0.05)         (0.05)
Net realized and unrealized loss                (4.90)         (4.90)         (4.90)         (0.53)         (0.53)         (0.52)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations ($):                                 (4.99)         (5.08)         (5.08)         (0.56)         (0.58)         (0.57)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared
to Shareholders:
From net investment income                      (0.01)         (0.01)         (0.01)            --             --             --
From net realized gains                         (0.08)         (0.08)         (0.08)            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                    (0.09)         (0.09)         (0.09)            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD ($):             12.07          11.96          11.97          17.15          17.13          17.14
====================================================================================================================================
TOTAL RETURN (%)(c):                           (29.17)(d)     (29.73)(d)     (29.71)(d)      (3.16)(e)      (3.27)(e)      (3.22)(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%)
Expenses (f)                                     1.80           2.45           2.45           1.29(g)        1.94(g)        1.94(g)
Net investment income (f)                       (0.67)         (1.32)         (1.32)          (.79)(g)      (1.44)(g)      (1.44)(g)
Waiver/reimbursement (%)                         0.23           0.23           0.23             --             --             --
Portfolio turnover rate (%)                        82             82             82             79             79             79
Net assets at end of period (000's) ($)         2,861          2,069          3,885          3,172          1,551          3,399

     (a) Class A, Class B and Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
     (b) Per share data was calculated using average shares outstanding during the period.
     (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
     (d) Had the advisor not reimbursed a portion of expenses, total return would have been reduced.
     (e)  Not annualized.
     (f)  The benefits derived from custody fees paid indirectly had no impact.
     (g)  Annualized.

NOTES
--------------------------------------------------------------------------------

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o    Liberty Acorn Foreign Forty

                              [LIBERTY FUNDS LOGO]

797-01/611J-0402

LIBERTY ACORN FUND PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------

Investment Goal ...........................................................   2
Principal Investment Strategies ...........................................   2
Principal Investment Risks ................................................   2
Performance History .......................................................   4
Your Expenses .............................................................   6

YOUR ACCOUNT                                                                  7
-------------------------------------------------------------------------------

How to Buy Shares .........................................................   7
Sales Charges .............................................................   8
How to Exchange Shares ....................................................  13
How to Sell Shares ........................................................  13
Fund Policy on Trading of Fund Shares .....................................  14
Distribution and Service Fees .............................................  15
Other Information About Your Account ......................................  15

MANAGING THE FUND                                                            18
-------------------------------------------------------------------------------

Investment Advisor ........................................................  18
Portfolio Managers ........................................................  18

OTHER INVESTMENT STRATEGIES AND RISKS                                        19
-------------------------------------------------------------------------------

The Information Edge ......................................................  19
Stock Strength Comes First ................................................  20
Derivative Strategies .....................................................  20
Temporary Defensive Strategies ............................................  20

FINANCIAL HIGHLIGHTS                                                         21
-------------------------------------------------------------------------------

---------------------------------
Not FDIC        May Lose Value
                -----------------
Insured         No Bank Guarantee
---------------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Fund seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Fund invests primarily in the stocks of small- and medium-sized companies. The Fund generally invests in the stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn Fund typically looks for companies with:

o        A strong business franchise that offers growth potential.

o        Products and services that give a company a competitive advantage.

o A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its assets in companies outside the U.S. in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry

THE FUND

and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. Those securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows returns of each share class and includes the effects of sales charges.

The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index) and the Russell 2000(R) Index (Russell 2000). The S&P Index is a broad market-weighted average of large U.S. blue-chip companies. The Russell 2000(R) is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, indices are not investments, do not incur fees or expenses, are not subject to taxes, and are not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for the past one year. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR
1992               24.23%
1993               32.32%
1994               -7.45%
1995               20.80%
1996               22.55%
1997               25.00%
1998                6.00%
1999               33.40%
2000                9.94%
2001                5.56%


For period shown in bar chart:

Best quarter: 4th quarter 1999, +21.94%

Worst quarter: 3rd quarter 1998, -19.51%

THE FUND



After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                         INCEPTION DATE       1 YEAR         5 YEARS         10 YEARS
-------------------------------------------------------------------------------------
Class A                      10/16/00
   Return Before Taxes                        -0.51%         14.09%          15.85%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                           -0.89%         11.51%          13.44%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                         0.06%         11.13%          12.79%
-------------------------------------------------------------------------------------
Class B                      10/16/00
   Return Before Taxes                        -0.08%         15.05%          16.45%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                           -0.49%         12.43%          14.03%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                         0.34%         11.96%          13.35%
-------------------------------------------------------------------------------------
Class C                     10/16/00
   Return Before Taxes                         3.86%         15.27%          16.44%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                            3.46%         12.66%          14.02%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                         2.74%         12.16%          13.34%
-------------------------------------------------------------------------------------
S&P Index                      n/a           -11.89%         10.70%          12.94%
-------------------------------------------------------------------------------------
Russell 2000(R)                n/a             2.49%          7.52%          11.51%
-------------------------------------------------------------------------------------

(1) The Fund commenced operations on 6/10/70, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A, B and C and Class
         Z. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o        $10,000 initial investment

o        5% total return for each year

o        Fund operating expenses remain the same

o        Assumes reinvestment of all dividends and distributions

o        Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        None        None
--------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)     5.00        1.00
--------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               None(4)     None(4)     None(4)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)      There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
Management fees(5)(%)                                  0.68%       0.68%       0.68%
--------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.35%       1.00%       1.00%
--------------------------------------------------------------------------------------
Other expenses (%)                                     0.39%       0.39%       0.39%
--------------------------------------------------------------------------------------
Total annual fund operating expenses (%)               1.42%       2.07%       2.07%

(5) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------------
Class A:                                   $711        $998       $1,307     $2,179
------------------------------------------------------------------------------------
Class B: did not sell your shares          $210        $649       $1,114     $2,234

         sold all your shares at
         the end of the period             $710        $949       $1,314     $2,234
------------------------------------------------------------------------------------
Class C: did not sell your shares          $210        $649       $1,114     $2,400

         sold all your shares at
         the end of the period             $310        $649       $1,114     $2,400

YOUR ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT MINIMUMS

Initial Investment ..............     $1,000
Subsequent Investments ..........     $   50
Automatic Investment Plan* ......     $   50
Retirement Plans* ...............     $   25

*        The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                      receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing
                      the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for
                      shares of the same class or Class A of the Fund at no
                      additional cost. There may be an additional charge if
                      exchanging from a money market fund. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your Fund account. To wire funds to your Fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You
                      must have a current balance of at least $5,000 in the
                      fund the money is coming from. The designated amount will
                      be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your program
                      or change the amount of the exchange (subject to the $100
                      minimum) by calling 1-800-422-3737. Be sure to complete
                      the appropriate section of the account application for
                      this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
-------------------------------------------------------------------------------------
Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                    COMMISSION %
First $3 million                                                        1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                      0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                     0.50
--------------------------------------------------------------------------------
$25 million or more                                                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          None

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

YOUR ACCOUNT

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------
Longer than three years                                        0.00


Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

YOUR ACCOUNT

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                    % DEDUCTED WHEN SHARES ARE SOLD
Through one year                                               1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another Liberty fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the
                      address below. In your letter of instruction, note your
                      Fund's name, share class, account number, and the dollar
                      value or number of shares you wish to sell. All account
                      owners must sign the letter, and signatures must be
                      guaranteed by either a bank, a member firm of a national
                      stock exchange or another eligible guarantor institution.
                      Additional documentation is required for sales by
                      corporations, agents, fiduciaries, surviving joint owners
                      and individual retirement account owners. For details,
                      call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                      available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o        send the check to your address of record

o        send the check to a third party address

o        transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.68% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

RALPH WANGER, Lead portfolio manager

Ralph Wanger has been the president and chief investment officer of Liberty WAM and WAM since 1992, and has been portfolio manager of Liberty Acorn Fund since its inception in 1970. He has been president and a member of Liberty Acorn Trust's Board of Trustees since 1970. Mr. Wanger has been president of Liberty WAM and president of WAM Acquisition GP, Inc. since September 29, 2000. He was a principal of WAM and president of WAM Ltd. from July 1992 until September 29, 2000. Mr. Wanger is the president of Wanger Advisors Trust and serves as a director of Wanger Investment Company plc. He is a Chartered Financial Analyst
(CFA), and earned his BS and MS degrees in Industrial Management from the Massachusetts Institute of Technology.

CHARLES P. MCQUAID, Co-portfolio manager

Charles McQuaid is a senior vice president and member of Liberty Acorn Trust's Board of Trustees. He has been director of Domestic Research at Liberty WAM and WAM since July 1992, and was a principal of WAM from July 1992 to September 29, 2000. Mr. McQuaid has been a member of Liberty Acorn Fund's management team since 1978. Mr. McQuaid is also a senior vice president of Wanger Advisors Trust. He is a CFA, and earned his BBA from the University of Massachusetts and his MBA from the University of Chicago.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund-Principal Investment Strategies" and "The Fund- Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential               Financial Strength              Fundamental Value
-----------------------------------------------------------------------------------------
o    superior technology       o    low debt                   o   reasonable stock price
                                                                   relative to growth
o    innovative marketing      o    adequate working               potential
                                    capital
o    managerial skill                                          o   valuable assets
                               o    conservative accounting
o    market niche                   practices

o    good earnings prospects   o    adequate profit margin

o    strong demand for
     product

The realization of this        A strong balance sheet          Once Liberty WAM uncovers
growth potential would         gives management greater        an attractive company,
likely produce superior        flexibility to pursue           it identifies a price
performance that is            strategic objectives and        that it believes would
sustainable over time.         is essential to                 also make the stock a
                               maintaining a competitive       good value.
                               advantage.
-----------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class A, Class B and Class C shares fiscal years since inception which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is excluded in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

LIBERTY ACORN FUND
--------------------------------------------------------------------------------

                                                   YEAR ENDED 12/31/2001               PERIOD ENDED 12/31/2000 (a)

                                              Class A     Class B      Class C      Class A      Class B        Class C
Net asset value--Beginning of period ($)         17.19       17.17        17.17        17.88        17.88          17.88
----------------------------------------------------------------------------------------------------------------------------
Income from Investment Options ($):             (0.05)       (0.16)       (0.17)        0.01        (0.01)         (0.01)

Net realized and unrealized gain                 1.01         1.01         1.01         1.22         1.22           1.22
----------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                                       0.96         0.85         0.84         1.23         1.21           1.21
----------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders ($):
From net investment income                         --           --           --        (0.06)       (0.06)         (0.06)
From net realized gains                         (0.35)       (0.35)       (0.35)       (1.86)       (1.86)         (1.86)
----------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                    (0.35)       (0.35)       (0.35)       (1.92)       (1.92)         (1.92)
----------------------------------------------------------------------------------------------------------------------------
Net asset value--End of period ($)              17.80        17.67        17.66        17.19        17.17          17.17
============================================================================================================================
TOTAL RETURN (%) (c)                             5.56         4.92         4.86         7.40(d)      7.27(d)        7.27(d)
----------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (e)                                     1.42         2.07         2.07         1.03(f)      1.68(f)        1.68(f)
Net investment income (loss) (e)                (0.33)       (0.98)       (0.98)        0.39(f)     (0.26)(f)      (0.26)(f)
Portfolio turnover rate                            20           20           20           29           29             29
Net assets at end of period (000's) ($)       306,405      286,422      150,727       18,252       15,951          8,510

     (a) Class A, Class B and Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

     (b) Per share data was calculated using average shares outstanding during the period.

     (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

     (d)  Not annualized.

     (e)  The benefits derived from custody fees paid indirectly had no impact.

     (f)  Annualized.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o        Liberty Acorn Fund

                              [LIBERTY FUNDS LOGO]


792-01/586J-0402

LIBERTY ACORN TWENTY PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------

Investment Goal ........................................................      2
Principal Investment Strategies ........................................      2
Principal Investment Risks .............................................      2
Performance History ....................................................      4
Your Expenses ..........................................................      6

YOUR ACCOUNT                                                                  7
-------------------------------------------------------------------------------

How to Buy Shares ......................................................      7
Sales Charges ..........................................................      8
How to Exchange Shares .................................................     12
How to Sell Shares .....................................................     12
Fund Policy on Trading of Fund Shares ..................................     13
Distribution and Service Fees ..........................................     14
Other Information About Your Account ...................................     14

MANAGING THE FUND                                                            17
-------------------------------------------------------------------------------

Investment Advisor .....................................................     17
Portfolio Managers .....................................................     17

OTHER INVESTMENT STRATEGIES AND RISKS                                        18
-------------------------------------------------------------------------------

The Information Edge ...................................................     18
Stock Strength Comes First .............................................     19
Derivative Strategies ..................................................     19
Temporary Defensive Strategies .........................................     19

FINANCIAL HIGHLIGHTS                                                         20
-------------------------------------------------------------------------------

---------------------------------
Not FDIC        May Lose Value
                -----------------
Insured         No Bank Guarantee
---------------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn Twenty invests primarily in the stocks of medium- to larger-sized U.S. companies. The Fund is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations under $15 billion at the time of purchase, offering the potential to provide above-average growth over time.

The Fund believes that companies within this capitalization range, which are not as well known by financial analysts, may offer higher return potential than the stocks of companies with capitalizations above $15 billion.

Liberty Acorn Twenty typically looks for companies with:

o    A strong business franchise that offers growth potential.

o    Products and services that give the company a competitive advantage.

o A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Although the Fund does not buy securities with a short-term view, there is no restriction on the length of time the Fund must hold a security. To the extent the Fund buys and sells securities frequently, its transaction costs will be higher (which may adversely affect the Fund's performance) and it may realize additional capital gains.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

THE FUND

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. The securities issued by mid-cap companies may have more risk than those of larger companies. Those securities may be more susceptible to market downturns, and their prices could be more volatile.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, three-year and life of the Fund periods. They include the effects of Fund expenses. The table shows returns of each share class and includes the effects of sales charges.

The Fund's returns are compared to the Standard & Poor's Mid Cap 400 Index (S&P Index). The S&P Index is an unmanaged, market value-weighted index of 400 midcap U.S. companies. Unlike the Fund, an index is not an investment, does not incur fees or expenses, is not subject to taxes, and is not professionally managed. It is not possible to invest directly in an index.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for the past one year, three years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or loss on sale.

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR

1999            29.30%
2000            11.60%
2001             7.65%

Best quarter: 4th quarter 2001, +17.47%

Worst quarter: 3rd quarter 2001, -11.43%

YOUR ACCOUNT

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                                                                           LIFE OF THE
                         INCEPTION DATE       1 YEAR          3 YEARS          FUND
--------------------------------------------------------------------------------------

Class A                     10/16/00
   Return Before Taxes                         1.46%          13.55%          15.58%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                            1.42%          12.64%          14.69%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                         0.93%          10.79%          12.51%
--------------------------------------------------------------------------------------
Class B                     10/16/00
   Return Before Taxes                         1.95%          14.75%          16.81%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                            1.91%          13.82%          15.89%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                         1.23%          11.80%          13.55%
--------------------------------------------------------------------------------------
Class C                     10/16/00
   Return Before Taxes                         5.95%          15.51%          17.50%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                            5.91%          14.59%          16.60%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                         3.67%          12.43%          14.13%
--------------------------------------------------------------------------------------
S&P Index                      n/a            -0.60%          10.24%          13.66%
--------------------------------------------------------------------------------------

(1) The Fund commenced operations on 11/23/98, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B. and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A, B and C and Class Z. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

YOUR ACCOUNT

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o    Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        None        None
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)     5.00         1.00
---------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               None(4)     None(4)      None(4)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
Management fees(5) (%)                                 0.90%       0.90%       0.90%
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.35%       1.00%       1.00%
---------------------------------------------------------------------------------------
Other expenses (%)                                     0.63%       0.63%       0.63%
---------------------------------------------------------------------------------------
Total annual fund operating expenses(6) (%)            1.88%       2.53%       2.53%

(5) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

(6) The Fund's advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class A, Class B and Class C shares. This arrangement may be modified or terminated by either the Fund or its advisor on 30 days' notice. As a result, the actual total annual Fund operating expenses for Class A, B and C shares would be 1.70%, 2.35% and 2.35%, respectively.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A:                                   $755       $1,132      $1,533     $2,649
------------------------------------------------------------------------------------
Class B: did not sell your shares          $256       $  788      $1,345     $2,707

         sold all your shares at
         the end of the period             $756       $1,088      $1,545     $2,707
------------------------------------------------------------------------------------
Class C: did not sell your shares          $256       $  788      $1,345     $2,866

         sold all your shares at
         the end of the period             $356       $  788      $1,345     $2,866

YOUR ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS

Initial Investment ..............     $1,000
Subsequent Investments ..........     $   50
Automatic Investment Plan* ......     $   50
Retirement Plans* ...............     $   25

*    The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                      receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing
                      the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for
                      shares of the same class or Class A of the Fund at no
                      additional cost. There may be an additional charge if
                      exchanging from a money market fund. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your Fund account. To wire funds to your Fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the
                      money is coming from. The designated amount will be
                      exchanged on the third Tuesday of each month. Exchanges
                      will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your program
                      or change the amount of the exchange (subject to the $100
                      minimum) by calling 1-800-422-3737. Be sure to complete
                      the appropriate section of the account application for
                      this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM

Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------------
$25 million or more                                            0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          None

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                     % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                             1.00
---------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another Liberty fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611. Mail your letter of instruction to Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                      available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.90% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

JOHN H. PARK

Lead portfolio manager

John Park is a vice president of Liberty Acorn Trust, and has managed Liberty Acorn Twenty since its inception in 1998. He has been a member of the domestic investment team at Liberty WAM and WAM since July 1993, and was a principal of WAM from 1998 to September 29, 2000. Mr. Park is also a vice president of Wanger Advisors Trust, and the portfolio manager of Wanger Twenty, a mutual fund underlying variable insurance products. He is a CFA and earned both his BA and MBA degrees from the University of Chicago.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller, mid-sized and larger companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.


Growth Potential               Financial Strength              Fundamental Value
------------------------------------------------------------------------------------------

o    superior technology       o    low debt                   o    reasonable stock price
                                                                    relative to growth
o    innovative marketing      o    adequate working                potential
                                    capital
o    managerial skill                                          o    valuable assets
                               o    conservative accounting
o    market niche                   practices

o    good earnings prospects   o    adequate profit margin

o    strong demand for
     product

The realization of this        A strong balance sheet          Once Liberty WAM uncovers
growth potential would         gives management greater        an attractive company, it
likely produce superior        flexibility to pursue           identifies a price that
performance that is            strategic objectives and        it believes would also
sustainable over time.         is essential to                 make the stock a good
                               maintaining a competitive       value.
                               advantage.
------------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class A, Class B and Class C shares fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

LIBERTY ACORN TWENTY
--------------------------------------------------------------------------------

                                                  YEAR ENDED 12/31/2001                       PERIOD ENDED 12/31/2000 (a)

                                         Class A        Class B        Class C        Class A         Class B        Class C

NET ASSET VALUE -- BEGINNING OF
PERIOD ($)                                  14.12          14.10          14.10          13.47           13.47          13.47
------------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
Net investment income (loss) (b)            (0.10)         (0.20)         (0.20)          0.01           (0.01)         (0.01)
Net realized and unrealized gain             1.18           1.18           1.18           0.84            0.84           0.84
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                                   1.08           0.98           0.98           0.85            0.83           0.83
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders ($):
From net investment income                     --             --             --          (0.01)          (0.01)         (0.01)
From net realized gains                     (0.03)         (0.03)         (0.03)         (0.19)          (0.19)         (0.19)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                (0.03)         (0.03)         (0.03)         (0.20)          (0.20)         (0.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value--End of period ($):         15.17          15.05          15.05          14.12           14.10          14.10
====================================================================================================================================
TOTAL RETURN (%) (c)                         7.65(d)        6.95(d)        6.95(d)        6.32(e)         6.17(e)        6.17(e)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses                                     1.70           2.35           2.35           0.76(f)(g)      1.41(f)(g)     1.41(f)(g)
Net investment income (loss)                (0.79)         (1.44)         (1.44)          0.23(f)(g)     (0.42)(f)(g)   (0.42)(f)(g)
Waiver/reimbursement                         0.18           0.18           0.18             --              --             --
Portfolio turnover rate                        82             82             82            116             116            116
Net assets at end of period (000's) ($)    11,900         13,358          4,945          3,267           4,249          1,070

     (a) Class A, Class B and Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

     (b) Per share data was calculated using average shares outstanding during the period.

     (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

     (d) Had the advisor not reimbursed a portion of expenses, total return would have been reduced.

     (e)  Not annualized.

     (f)  The benefits derived from custody fees paid indirectly had no impact.

     (g)  Annualized.

NOTES
--------------------------------------------------------------------------------

NOTES

NOTES

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust: 811-01829

o    Liberty Acorn Twenty

                              [LIBERTY FUNDS LOGO]

795-01/597J-0402

LIBERTY ACORN USA PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------

Investment Goal ...........................................................   2
Principal Investment Strategies ...........................................   2
Principal Investment Risks .................................................  2
Performance History ........................................................  4
Your Expenses ..............................................................  6

YOUR ACCOUNT                                                                  7
-------------------------------------------------------------------------------

How to Buy Shares ..........................................................  7
Sales Charges ..............................................................  8
How to Exchange Shares ....................................................  12
How to Sell Shares ........................................................  12
Fund Policy on Trading of Fund Shares .....................................  13
Distribution and Service Fees .............................................  14
Other Information About Your Account ......................................  14

MANAGING THE FUND                                                            17
-------------------------------------------------------------------------------
Investment Advisor .......................................................   17
Portfolio Managers .......................................................   17

OTHER INVESTMENT STRATEGIES AND RISKS                                        18
-------------------------------------------------------------------------------

The Information Edge .....................................................   18
Stock Strength Comes First ...............................................   19
Derivative Strategies ....................................................   19
Temporary Defensive Strategies ...........................................   19

FINANCIAL HIGHLIGHTS                                                         20
-------------------------------------------------------------------------------

---------------------------------
Not FDIC        May Lose Value
                -----------------
Insured         No Bank Guarantee
---------------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn USA seeks to provide long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn USA invests primarily in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that these smaller companies, which are not as well known by financial analysts, may offer higher return potential than the stocks of larger companies.

Liberty Acorn USA typically looks for companies with:

o        A strong business franchise that offers growth potential.

o        Products and services that give the company a competitive advantage.

o A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

The Fund generally invests substantially all of its assets in U.S. companies and, under normal circumstances, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. companies.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry

THE FUND

and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. Those securities may be more susceptible to market downturns and their prices could be more volatile.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.

The Fund's returns are compared to the Russell 2000(R) Index. The Russell 2000(R) Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. All third party trademarks are the property of their owners. Unlike the Fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for the past one year, five years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR
1992
1993
1994
1995
1996
1997               32.30%
1998                5.80%
1999               23.00%
2000               -9.11%
2001               18.65%

For period shown in bar chart:

Best quarter: 2nd quarter 2001, +21.56%

Worst quarter: 3rd quarter 1998, -19.25%

THE FUND

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                                                                           LIFE OF THE
                          INCEPTION DATE       1 YEAR         5 YEARS          FUND
--------------------------------------------------------------------------------------
Class A                      10/16/00
   Return Before Taxes                         11.83%          11.84%         14.31%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                            11.61%          10.75%         13.26%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                          7.36%           9.51%         11.69%
--------------------------------------------------------------------------------------
Class B                      10/16/00
Return Before Taxes                            12.92%          12.77%         15.34%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                            12.74%          11.67%         14.28%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                          8.03%          10.32%         12.60%
--------------------------------------------------------------------------------------
Class C                      10/16/00
Return Before Taxes                            16.92%          13.02%         15.44%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                            16.74%          11.92%         14.39%
--------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                         10.47%          10.53%         12.68%
--------------------------------------------------------------------------------------
Russell 2000(R) (pretax)          n/a           2.49%           7.52%          8.79%
--------------------------------------------------------------------------------------

(1) The Fund commenced operations on 9/4/96, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between the Class A, B, and C and Class Z. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o        $10,000 initial investment

o        5% total return for each year

o        Fund operating expenses remain the same

o        Assumes reinvestment of all dividends and distributions

o        Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------------
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        None        None
-------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)     5.00        1.00
-------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                               None(4)     None(4)     None(4)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)      There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
Management fees(5)(%)                                  0.94%       0.94%       0.94%
------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.35%       1.00%       1.00%
------------------------------------------------------------------------------------
Other expenses (%)                                     0.55%       0.55%       0.55%
------------------------------------------------------------------------------------
Total annual fund operating expenses (%)               1.84%       2.49%       2.49%

(5) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
------------------------------------------------------------------------------------
Class A:                                   $751       $1,120      $1,513     $2,609
------------------------------------------------------------------------------------
Class B: did not sell your shares          $252       $  776      $1,326     $2,666

         sold all your shares at
         the end of the period             $752       $1,076      $1,526     $2,666
------------------------------------------------------------------------------------
Class C: did not sell your shares          $252       $  776      $1,326     $2,826

         sold all your shares at
         the end of the period             $352       $  776      $1,326     $2,826

YOUR ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS

Initial Investment ..............    $1,000
Subsequent Investments ..........    $   50
Automatic Investment Plan* ......    $   50
Retirement Plans* ...............    $   25

*        The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading financial advisor day's price, your financial
                      advisor firm must receive your request prior to the close
                      of the New York Stock Exchange (NYSE), usually 4:00 p.m.
                      Eastern time. Your financial advisor may charge you fees
                      for executing the purchase for you.
-------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
-------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
-------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for
                      shares of the same class or Class A of the Fund at no
                      additional cost. There may be an additional charge if
                      exchanging from a money market fund. To exchange by
                      telephone, call 1-800-422-3737.
-------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank
                      account to your Fund account. To wire funds to your Fund
                      account, call 1-800-422-3737 to obtain a control number
                      and the wiring instructions.
-------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
-------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.
-------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging
cost averaging        $100 or more each month from another fund for shares of
                      the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the
                      money is coming from. The designated amount will be
                      exchanged on the third Tuesday of each month. Exchanges
                      will continue so long as your fund balance is sufficient
                      to complete the transfers. You may terminate your program
                      or change the amount of the exchange (subject to the $100
                      minimum) by calling 1-800-422-3737. Be sure to complete
                      the appropriate section of the account application for
                      this feature.
-------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure.

Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                              % OF
                                                                            OFFERING
                                              AS A % OF                       PRICE
                                             THE PUBLIC       AS A %       RETAINED BY
                                              OFFERING       OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT    ADVISOR FIRM
Less than $50,000                               5.75           6.10           5.00
--------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71           3.75
--------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63           2.75
--------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56           2.00
--------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04           1.75
--------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00           0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                    COMMISSION %
First $3 million                                                        1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                      0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                     0.50
--------------------------------------------------------------------------------
$25 million or more                                                     0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          None

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00
--------------------------------------------------------------------------------
Longer than three years                                        0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                    % DEDUCTED WHEN SHARES ARE SOLD
Through one year                                               1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (See the Statement of Additional Information for a description of these situations.) Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
-------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another Liberty fund at no additional cost. To exchange
                      by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                      telephone request. Be sure to complete the appropriate
                      section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                      available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                      must set up this feature prior to your request. Be sure to complete the appropriate section of the account
                      application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
-------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
-------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
-------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o        send the check to your address of record

o        send the check to a third party address

o        transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.94% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

ROBERT A. MOHN

Lead portfolio manager

Robert Mohn is a vice president of Liberty Acorn Trust. He has been a member of the domestic analytical team at Liberty WAM and WAM since August 1992, and was a principal of WAM from 1995 to September 29, 2000. He has managed Liberty Acorn USA since its inception in 1996, and also manages Wanger U.S. Smaller Companies, a mutual fund underlying variable insurance products, and the U.S. portfolio of an investment company whose shares are offered only to non-U.S. investors. Mr. Mohn is a vice president of Wanger Advisors Trust. He is a CFA and holds a BS from Stanford University and an MBA from the University of Chicago.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund- Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential               Financial Strength             Fundamental Value
-----------------------------------------------------------------------------------------
o    superior technology       o    low debt                  o    reasonable stock price
                                                                   relative to growth
o    innovative marketing      o    adequate working               potential
                                    capital
o    managerial skill                                         o    valuable assets
                               o    conservative accounting
o    market niche                   practices

o    good earnings prospects   o    adequate profit
                                    margin
o    strong demand for
     product

The realization of this        A strong balance sheet         Once Liberty WAM uncovers
growth potential would         gives management greater       an attractive company,
likely produce superior        flexibility to pursue          it identifies a price
performance that is            strategic objectives and       that it believes would
sustainable over time.         is essential to                also make the stock a
                               maintaining a competitive      good value.
                               advantage.
-----------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

STOCK STRENGTH COMES FIRST
-------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.


DERIVATIVE STRATEGIES
-------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
-------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class A, Class B and Class C shares fiscal years since inception, which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

LIBERTY ACORN USA
--------------------------------------------------------------------------------

                                                YEAR ENDED 12/31/2001              PERIOD ENDED 12/31/2000 (a)

                                            Class A     Class B     Class C     Class A     Class B      Class C
Net asset value-- Beginning of period ($)    14.88       14.87       14.87      13.83        13.83        13.83
-----------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):

Net investment loss (b)                      (0.19)      (0.30)      (0.30)     (0.01)       (0.03)       (0.03)

Net realized and unrealized gain              2.96        2.96        2.96       1.06         1.07         1.07
-----------------------------------------------------------------------------------------------------------------
Total from Investment Operations              2.77        2.66        2.66       1.05         1.04         1.04
-----------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders ($):

From net realized gains                      (0.15)      (0.13)      (0.13)        --           --           --
-----------------------------------------------------------------------------------------------------------------
Total Distributions Declared
to Shareholders                              (0.15)      (0.13)      (0.13)        --           --           --
-----------------------------------------------------------------------------------------------------------------
Net asset value-- End of period ($)          17.50       17.40       17.40      14.88        14.87        14.87
=================================================================================================================
TOTAL RETURN (%) (c)                         18.65       17.92       17.92       7.59         7.52         7.52
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):

Expenses (e)                                  1.84        2.49        2.49       1.17         1.82         1.82

Net investment loss (e)                      (1.13)      (1.78)      (1.78)      (.49)       (1.14)       (1.14)

Portfolio turnover rate                         24          24          24         45           45           45

Net assets at end of period (000's) ($)     20,455      27,722      13,049        798          685          347

     (a) Class A, Class B and Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.

     (b) Per share data was calculated using average shares outstanding during the period.

     (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

     (d)  Not annualized.

     (e)  The benefits derived from custody fees paid indirectly had no impact.

     (f)  Annualized.

NOTES
--------------------------------------------------------------------------------

NOTES

FOR MORE INFORMATION
-------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust:  811-01829

o    Liberty Acorn USA

                              [LIBERTY FUNDS LOGO]

794-01/599J-0402

LIBERTY ACORN INTERNATIONAL PROSPECTUS, MAY 1, 2002
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Liberty Wanger Asset Management, L.P.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goal ...........................................................    2
Principal Investment Strategies ...........................................    2
Principal Investment Risks ................................................    2
Performance History .......................................................    4
Your Expenses .............................................................    6

YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------

How to Buy Shares .........................................................    7
Sales Charges .............................................................    8
How to Exchange Shares ....................................................   13
How to Sell Shares ........................................................   13
Fund Policy on Trading of Fund Shares .....................................   14
Distribution and Service Fees .............................................   15
Other Information About Your Account ......................................   15

MANAGING THE FUND                                                             18
--------------------------------------------------------------------------------

Investment Advisor ........................................................   18
Portfolio Managers ........................................................   18

OTHER INVESTMENT STRATEGIES AND RISKS                                         19
--------------------------------------------------------------------------------

The Information Edge ......................................................   19
Stock Strength Comes First ................................................   20
Derivative Strategies .....................................................   20
Temporary Defensive Strategies ............................................   20

FINANCIAL HIGHLIGHTS                                                          21
--------------------------------------------------------------------------------



---------------------------------
Not FDIC        May Lose Value
                -----------------
Insured         No Bank Guarantee
---------------------------------

THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

Liberty Acorn International seeks to provide long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

Liberty Acorn International invests primarily in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the U.S. with capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit.

The Fund believes that smaller companies, particularly outside the U.S., are not as well known by financial analysts may offer higher return potential than the stocks of larger companies.

Liberty Acorn International typically looks for companies with:

o    A strong business franchise that offers growth potential.

o    Products and services that give the company a competitive advantage.

o A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Liberty Acorn International is an international fund and invests the majority (under normal market conditions, at least 75%) of its total assets in the stocks of foreign companies based in developed markets (for example, Japan, Canada and United Kingdom) and emerging markets (for example, Mexico, Brazil and Korea).

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with comparable funds.

Since the Fund purchases equity securities, it is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

THE FUND

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Smaller companies, including small- and medium-cap companies, are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, small-cap companies may not be widely followed by the investment community, which can lower the demand for their stock. The securities issued by mid-cap companies may have more risk than those of larger companies. Those securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investment in emerging markets is subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. Their securities markets may be underdeveloped. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Sector risk may sometimes be present in the Fund's investments. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a significant portion of its assets invested in a particular sector.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each completed calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses. The table shows returns of each share class and includes the effects of sales charges.

Morgan Stanley's Europe, Australasia and Far East Index (EAFE) is an unmanaged index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. The EMI Global ex-U.S. is Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of developed and emerging countries as selected by Salomon, excluding the U.S. The EMI Global ex-U.S. is rebalanced once a year in June. Unlike the Fund, indices are not investments, do not incur fees or expenses, are not subject to taxes, and are not professionally managed. It is not possible to invest directly in an index.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges compare with those of broad measures of market performance for the past one year, five years and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)
--------------------------------------------------------------------------------

[BAR CHART]

YEAR

1992
1993               49.11%
1994               -3.80%
1995                8.93%
1996               20.65%
1997                0.20%
1998               15.40%
1999               79.20%
2000              -20.05%
2001              -21.59%

For period shown in bar chart:

Best quarter: 4th quarter 1999, +41.63%

Worst quarter: 3rd quarter 2001, -18.87%

THE FUND

After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
--------------------------------------------------------------------------------

                                                                          LIFE OF THE
                         INCEPTION DATE       1 YEAR          5 YEARS        FUND
-------------------------------------------------------------------------------------
Class A                     10/16/00
   Return Before Taxes                        -26.10%          4.13%        10.23%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                           -26.37%          2.61%         9.26%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                        -15.58%          3.38%         8.70%
-------------------------------------------------------------------------------------
Class B                     10/16/00
   Return Before
   Taxes                                      -25.87%          4.92%        10.85%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                           -26.15%          3.36%         9.88%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                        -15.42%          4.04%         9.26%
-------------------------------------------------------------------------------------
Class C                     10/16/00
   Return Before
   Taxes                                      -22.85%          5.21%        10.84%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                           -23.14%          3.68%         9.87%
-------------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                        -13.58%          4.29%         9.25%
-------------------------------------------------------------------------------------
EAFE (pretax)                  n/a            -21.44%          0.90%        -5.78%
-------------------------------------------------------------------------------------
EMI Global ex-U.S.             n/a
   (pretax)                                   -14.66%         -1.57%         3.51%
-------------------------------------------------------------------------------------

(1) The Fund commenced operations on 9/23/92, but until 10/16/2000, offered only the shares that are now designated Class Z shares. The historical performance of Class A, B and C shares for the period prior to 10/16/2000 is based on the performance of Class Z shares. The Class A, B and C share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A, B, and C and Class Z. Had the expense differential been reflected, the returns for the period prior to the inception of the newer class shares would have been lower. Performance may reflect any voluntary waiver or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same

o    Assumes reinvestment of all dividends and distributions

o    Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                 5.75       None        None
-------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)           1.00(3)    5.00        1.00
-------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount
redeemed, if applicable)                                None(4)    None(4)     None(4)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                     CLASS A     CLASS B     CLASS C
Management fees(5)(%)                                 0.81%       0.81%       0.81%
-----------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.35%       1.00%       1.00%
-----------------------------------------------------------------------------------
Other expenses (%)                                    0.49%       0.49%       0.49%
-----------------------------------------------------------------------------------
Total annual fund operating expenses (%)              1.65%       2.30%       2.30%

(5) In addition to the management fee, the Fund pays the advisor an administrative fee of 0.05%, which is included in "Other Expenses."


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A:                                   $733       $1,065      $1,420     $2,417
------------------------------------------------------------------------------------
Class B: did not sell your shares          $233        $718       $1,230     $2,473

         sold all your shares at
         the end of the period             $733       $1,018      $1,430     $2,473
------------------------------------------------------------------------------------
Class C: did not sell your shares          $233        $718       $1,230     $2,636

         sold all your shares at
         the end of the period             $333        $718       $1,230     $2,636

YOUR ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS

Initial Investment..............  $1,000
Subsequent Investments..........  $   50
Automatic Investment Plan*......  $   50
Retirement Plans*...............  $   25

*    The initial investment minimum of $1,000 is waived on these plans.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor firm must
                      receive your request prior to the close of the New York
                      Stock Exchange (NYSE), usually 4:00 p.m. Eastern time.
                      Your financial advisor may charge you fees for executing
                      the purchase for you.
--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By check              For existing accounts, fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for
                      shares of the same class or Class A of the Fund at no
                      additional cost. There may be an additional charge if
                      exchanging from a money market fund. To exchange by
                      telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your
                      bank account to your Fund account. To wire funds to your
                      Fund account, call 1-800-422-3737 to obtain a control
                      number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring
transfer              money from your bank account to your Fund account by
                      calling 1-800-422-3737. An electronic funds transfer may
                      take up to two business days to settle and be considered
                      in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate
                      section of the application.
--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                      transfer. Be sure to complete the appropriate section of
                      the application for this feature.
--------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging $100
cost averaging        or more each month from another fund for shares of the same class of the Fund at no additional cost. You must have a
                      current balance of at least $5,000 in the fund the money
                      is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue
                      so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the
                      amount of the exchange (subject to the $100 minimum) by
                      calling 1-800-422-3737. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM

Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing shares through a fee-based program.

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
-----------------------------------------------------------------------
$3 million to less than $5 million                             0.80
-----------------------------------------------------------------------
$5 million to less than $25 million                            0.50
-----------------------------------------------------------------------
$25 million or more                                            0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, your Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             5.00
--------------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------------
Longer than six years                                          None

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.

YOUR ACCOUNT

You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                             3.00
--------------------------------------------------------------------------------
Through second year                                            2.00
--------------------------------------------------------------------------------
Through third year                                             1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.

YOUR ACCOUNT

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES
--------------------------------------------------------------------------------

HOLDING PERIOD AFTER PURCHASE                     % DEDUCTED WHEN SHARES ARE SOLD

Through one year                                               1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn Funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Informational for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities rather than cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00 p.m.
                      Eastern time. Your financial advisor may charge you fees
                      for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by
                      exchanging from the Fund into the same share class of
                      another Liberty fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below. In your letter of instruction, note your Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                      available if you hold your shares in certificate form. All dividend and capital gains distributions must be
                      reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may
                      take up to two business days to be received by your bank.
                      You must set up this feature prior to your request. Be
                      sure to complete the appropriate section of the account
                      application for this feature.



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor, marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees may reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program you purchased your shares under. See "Your Account; Sales Charge" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of these securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are not available, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains         Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends in June and December and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of the Fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o    send the check to your address of record

o    send the check to a third party address

o    transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT

TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

FOREIGN INCOME TAXES The Fund may receive investment income from sources within foreign countries, and that income may be subject to foreign income taxes at the source. If the Fund pays non-refundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P. (WAM)), located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, is the Fund's investment advisor. Liberty WAM and its predecessor have managed mutual funds, including the Fund, since 1992. In its duties as investment advisor, Liberty WAM runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. As of December 31, 2001, Liberty WAM managed over $8.7 billion in assets.

WAM was renamed Liberty WAM on September 29, 2000. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.

Liberty WAM's advisory fee for managing the Fund in 2001 was 0.81% of the Fund's average daily net assets. Liberty WAM also receives an administrative services fee from the Fund at the annual rate of 0.05% of the Fund's average daily net assets.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Liberty WAM uses a team to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

LEAH J. ZELL

Lead portfolio manager

Leah Zell is a vice president of Liberty Acorn Trust, and was a principal of WAM from July 1992 prior to September 29, 2000. She has managed Liberty Acorn International since its inception in 1992, and was named lead portfolio manager in 1997. She has worked with Liberty Acorn Fund's international securities since 1984. Ms. Zell also manages the foreign portfolio of an investment company whose shares are offered only to non-U.S. investors, and is a vice president of Wanger Advisors Trust. She is a CFA and earned her BA and PhD from Harvard University.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund-Principal Investment Strategies" and "The Fund-Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section provides more detail about the Fund's investment strategies, and describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques, which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.


THE INFORMATION EDGE
--------------------------------------------------------------------------------

The Fund invests in entrepreneurially managed smaller and mid-sized companies that it believes are not as well known by financial analysts and whose domination of a niche creates the opportunity for superior earnings-growth potential. Liberty WAM may identify what it believes are important economic, social or technological trends (for example, the growth of out-sourcing as a business strategy, or the productivity gains from the increasing use of technology) and try to identify companies it thinks will benefit from these trends.

In making investments for the Fund, Liberty WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM compares growth potential, financial strength and fundamental value among companies.

Growth Potential                Financial Strength             Fundamental Value
------------------------------------------------------------------------------------------

o    superior technology        o    low debt                  o    reasonable stock price
                                                                    relative to growth
o    innovative marketing       o    adequate working               potential
                                     capital
o    managerial skill                                          o    valuable assets
                                o    conservative accounting
o    market niche                    practices

o    good earnings prospects    o    adequate profit margin

o    strong demand for
     product

The realization of this         A strong balance sheet         Once Liberty WAM uncovers
growth potential would          gives management greater       an attractive  company,
likely produce superior         flexibility to pursue          it identifies a price
performance that is             strategic objectives and       that it believes would
sustainable over time.          is essential to                also make the stock a
                                maintaining a competitive      good value.
                                advantage.
------------------------------------------------------------------------------------------

OTHER INVESTMENT STRATEGIES AND RISKS

STOCK STRENGTH COMES FIRST
--------------------------------------------------------------------------------

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower taxes and transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is a risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class A, Class B and Class C shares fiscal years since inception which run from January 1 to December 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's audited financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

LIBERTY ACORN INTERNATIONAL
--------------------------------------------------------------------------------

                                                    YEAR ENDED 12/31/2001                  PERIOD ENDED 12/31/2000 (a)

                                              Class A      Class B      Class C      Class A         Class B         Class C

Net asset value--Beginning of period ($)       23.84        23.81        23.81        28.67           28.67           28.67
-------------------------------------------------------------------------------------------------------------------------------
Income from Investment Operations ($):
Net investment income (loss)(b)                 0.01        (0.12)       (0.13)        0.02           (0.01)          (0.01)
Net realized and unrealized loss               (5.11)       (5.08)       (5.08)       (1.26)          (1.26)          (1.26)
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                                     (5.10)       (5.20)       (5.21)       (1.24)          (1.27)          (1.27)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions Declared to
Shareholders ($):
From net realized gains                        (0.39)       (0.39)       (0.39)       (3.59)          (3.59)          (3.59)
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                   (0.39)       (0.39)       (0.39)       (3.59)          (3.59)          (3.59)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE--END OF PERIOD                 18.35        18.22        18.21        23.84           23.81           23.81
===============================================================================================================================
TOTAL RETURN (%)(c)                           (21.59)      (22.04)      (22.08)       (4.85)(d)       (4.97)(d)       (4.97)(d)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses(e)                                     1.65         2.30         2.30         1.59(f)         2.24(f)         2.24(f)
Net investment income (loss)(e)                 0.03        (0.62)       (0.62)        0.40(f)        (0.25)(f)       (0.25)(f)
Portfolio turnover rate (%)                       45           45           45           63              63              63
Net assets at end of period (000's) ($)       25,587       17,235       14,327       10,323           5,675           3,965

     (a) Class A, Class B and Class C shares were initially offered on October 16, 2000. Per share data reflects activity from that date.
     (b) Per share data was calculated using average shares outstanding during the period.
     (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
     (d)  Not annualized.
     (e)  The benefits derived from custody fees paid indirectly had no impact.
     (f)  Annualized.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semiannual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Acorn Trust:  811-01829

o    Liberty Acorn International


                              [LIBERTY FUNDS LOGO]

793-01/613J-0402

                               LIBERTY ACORN TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2002

This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Acorn Trust ("Liberty Acorn" or "Trust"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Trust dated May 1, 2002. This SAI should be read together with a Prospectus of the Trust. Investors may obtain a free copy of a Prospectus from Liberty Funds Distributor, Inc. ("LFD"), One Financial Center, Boston, MA 02111-2621.

TABLE OF CONTENTS

                                                                          Page

Definitions                                                                 1
Organization and History                                                    1
Investment Policies                                                         1
Portfolio Turnover                                                          6
Additional Information Concerning Investment Practices                      6
Taxes - General                                                            15
Management of the Trust                                                    19
Liberty Acorn Charges and Expenses                                         28
Code of Ethics                                                             34
Custodian                                                                  35
Independent Auditors                                                       35
Determination of Net Asset Value                                           35
How to Buy Shares                                                          35
Special Purchase Programs/Investor Services                                36
Programs for Reducing or Eliminating Sales Charges                         37
How to Sell Shares                                                         39
How to Exchange Shares                                                     40
Suspension of Redemptions                                                  41
Shareholder Liability                                                      41
Shareholder Meetings                                                       41
Performance Measures and Information                                       41
Appendix I - Description of Bond Ratings                                   50

                                     PART 1
                               LIBERTY ACORN TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2002

DEFINITIONS

       "Trust"     Liberty Acorn Trust
       "Funds"     Liberty Acorn Fund, Liberty Acorn International, Liberty
                   Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign
                   Forty
       "Advisor"   Liberty Wanger Asset Management, L.P., the Fund's investment advisor and administrator
       "LFD"       Liberty Funds Distributor, Inc., the Fund's distributor
       "LFS"       Liberty Funds Services, Inc., the Fund's investor services and transfer agent
       "CDSC"      Contingent Deferred Sales Charge
       "FSF"       Financial Service Firm

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1992 as successor to The Acorn Fund, Inc., which became the Acorn Fund series of the Trust. The Funds are series of the Trust, and each Fund is an open-end, management investment company. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by Fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.

The Trust changed its name from "Acorn Investment Trust" to its current name on September 29, 2000. On that date, the Funds also changed their names from "Acorn Fund," "Acorn International," "Acorn USA," "Acorn Twenty" and "Acorn Foreign Forty" to their current names.

INVESTMENT POLICIES

LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY invest with the objective of long-term growth of capital. The Funds are not designed for investors seeking primarily income rather than capital appreciation. The Funds are not, alone or together, a balanced investment program, and there can be no assurance that any of the Funds will achieve its investment objective.

The Funds are subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of that Fund's outstanding voting securities. The Investment Company Act of 1940 ("Act") provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

LIBERTY ACORN FUND will not:

1. Invest more than 5% of its assets (valued at time of investment) in securities of any one issuer, except in government obligations;

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's assets at the time of borrowing, and (b) in connection with transactions in options and in securities index futures [the fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets];

6. Pledge, mortgage or hypothecate its assets, except in connection with permitted borrowings;

7. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market to not more than 10% of its total assets at the time of acquisition;

8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

9. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

10. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

11. Sell securities short or maintain a short position, except short sales against-the-box;

12. Participate in a joint or on a joint or several basis in any trading account in securities;

13. Invest in companies for the purpose of management or the exercise of control;

14. Issue any senior security except to the extent permitted under the Investment Company Act of 1940;

15. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan).

LIBERTY ACORN INTERNATIONAL will not:
1. With respect to 75% of the value of the fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Make loans, but this restriction shall not prevent the fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures. [The fund will not purchase additional securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of total assets.];

6. Underwrite the distribution of securities of other issuers; however the fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the fund could be regarded as an underwriter as defined by that act with respect to such resale; but the fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its total assets at the time of acquisition;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Sell securities short or maintain a short position, except short sales against-the-box.

11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

LIBERTY ACORN USA will not:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in U.S. government securities;

4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;


10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

Neither LIBERTY ACORN TWENTY nor LIBERTY ACORN FOREIGN FORTY will:


1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities is of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities [this restriction applies only to LIBERTY ACORN FOREIGN FORTY];

2. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. With respect to 50% of the value of the Fund's total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed 5% of the Fund's total assets;

4. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

5. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

6. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or
     (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

7. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;

8. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

12. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:


a. Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in the securities of foreign companies based in developed markets outside the U.S. [this restriction applies only to LIBERTY ACORN FOREIGN FORTY, which will notify shareholders at least 60 days prior to any change in this policy];

b. Under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in domestic securities [this restriction applies only to LIBERTY ACORN USA], which will notify shareholders at least 60 days prior to any change in this policy];


c. Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

d. Invest more than 33% of its total assets (valued at time of investment) in securities of foreign issuers [this restriction applies only to LIBERTY ACORN FUND];

e. Invest more than 15% of its total assets in the securities of foreign issuers [this restriction applies only to LIBERTY ACORN TWENTY];

f. Invest more than 10% of its total assets (valued at the time of investment) in securities of non-U.S. issuers, not including securities represented by American Depository Receipts [this restriction applies only to LIBERTY ACORN USA];

g. Invest more than 15% of its total assets in securities of United States issuers, under normal market conditions [this restriction applies only to LIBERTY ACORN FOREIGN FORTY];

h. Invest in companies for the purpose of management or the exercise of control;

i. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

j. Invest more than 10% of its total assets (valued at the time of investment) in restricted securities [this restriction applies only to LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN USA];

k. Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days; and

l. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities.

Notwithstanding the foregoing investment restrictions, LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY may purchase securities pursuant to the exercise of subscription rights, provided that, in the case of LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN USA, such purchase will not result in either Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, a Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of LIBERTY ACORN INTERNATIONAL'S portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising its rights.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER

High portfolio turnover may cause a Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by each Fund. Under normal conditions, the portfolio turnover rates of LIBERTY ACORN FUND, and LIBERTY ACORN USA are expected to be below about 50%. The portfolio turnover rate, under normal conditions, for LIBERTY ACORN INTERNATIONAL is expected to be below 75%. The portfolio turnover rate, under normal conditions, of LIBERTY ACORN FOREIGN FORTY is likely to be greater than 50% but, under normal market conditions, is expected to be no more than about 100%. The portfolio turnover rate of LIBERTY ACORN TWENTY is not likely to be greater than 125% under normal market conditions.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

Additional information concerning certain of the Funds' investments and investment practices is set forth below.

COMMON STOCKS

The Funds invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives the Funds the right to vote on measures affecting the company's organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period. Under normal conditions, the Funds' common stock investments (as a percent of total assets) are allocated as follows:


                                     U.S.                 FOREIGN
                                     COMPANIES            COMPANIES
FUND                                 MAXIMUM              MAXIMUM
Liberty Acorn Fund                   no limit             up to 33%
Liberty Acorn International          up to 25%            no limit
Liberty Acorn USA                    no limit             up to 10%
Liberty Acorn Twenty                 no limit             up to 15%
Liberty Acorn Foreign Forty          up to 15%            no limit


Liberty Acorn Twenty usually limits its investments in foreign companies to those whose operations are primarily in the U.S. Liberty Acorn Foreign Forty usually limits its investments in U.S. companies to those whose operations are primarily overseas. See also the discussion of foreign securities below.

DIVERSIFICATION

Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because LIBERTY ACORN TWENTY is non-diversified, it has the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, the share price of LIBERTY ACORN TWENTY can be expected to fluctuate more than that of broadly diversified Funds investing in similar securities. Because it is non-diversified, LIBERTY ACORN TWENTY is not subject to the limitations under the Act in the percentage of its assets that it may invest in any one issuer. The

Fund, however, intends to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized above under "Investment Policies").

Although Liberty Acorn Foreign Forty was previously registered as a non-diversified fund, its investments remained diversified through November 23, 2001 (three years after it began operations). As a result, the Fund lost the ability to invest in a non-diversified manner and is now considered a diversified fund. Liberty Acorn Foreign Forty will not be able to become non-diversified unless it seeks and obtains the approval of the holders of a "majority of its outstanding voting securities," as defined in the Act.

FOREIGN SECURITIES

The Funds invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. As noted above, under normal market conditions, each Fund may invest in foreign securities (as a percentage of total assets) as set forth below:


                                         FOREIGN
                                         COMPANIES
FUND                                     MAXIMUM
Liberty Acorn Fund                       up to 33%
Liberty Acorn International              no limit
Liberty Acorn USA                        up to 10%
Liberty Acorn Twenty                     up to 15%
Liberty Acorn Foreign Forty              no limit


LIBERTY ACORN FOREIGN FORTY invests primarily in developed countries but may invest up to 15% of its total assets in securities of companies with broad international interests that are domiciled in the United States or in countries considered "emerging markets," if the operations of those companies are located primarily in developed overseas markets. The Funds use the terms "developed markets" and "emerging markets" as those terms are defined by the International Financial Corporation, a member of the World Bank Group ("IFC"). "Emerging markets" as used by the Fund includes markets designated "frontier markets" by the IFC. LIBERTY ACORN FOREIGN FORTY does not intend to invest more than 5% of its total assets in those countries included in the "emerging markets" or "frontier markets" categories.

LIBERTY ACORN TWENTY usually limits its investments in foreign companies to those whose operations are primarily in the U.S.

The Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs trade in both U.S. and non-U.S. markets. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Funds may invest in both "sponsored" and "unsponsored" depositary receipts. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to depositary receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The depositary receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depositary receipt. None of the Funds expects to invest 5% or more of its total assets in unsponsored depositary receipts.

The Funds' investment performance is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

CURRENCY EXCHANGE TRANSACTIONS

The Funds may enter into currency exchange transactions. A currency exchange transaction may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

Forward currency transactions may involve currencies of the different countries in which the Funds may invest, and serve as hedges against possible variations in the exchange rate between these currencies. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under "Synthetic Foreign Money Market Positions." Transaction hedging is the purchase or sale of a forward contract with respect to specific payables or receivables of a fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. When a Fund owns or anticipates owning securities in countries whose currencies are linked, the Advisor may aggregate such positions as to the currency hedged.

If a Fund enters into a forward contract hedging an anticipated purchase of portfolio securities, assets of that Fund having a value at least as great as the Fund's commitment under such forward contract will be segregated on the books of the Fund while the contract is outstanding.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency that Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, that Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS. The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the Funds' investment limits.

OTC DERIVATIVES. The Funds may buy and sell over-the-counter ("OTC") derivatives. Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives (derivatives not traded on exchanges) generally are established through negotiation with the other party to the contract. While this type of arrangement allows a Fund greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid and Restricted Securities" below for more information on the risks associated with investing in OTC derivatives.

RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option's life, the opportunity to profit from currency appreciation.

If trading were suspended in an option purchased or written by one of the Funds, that Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Funds may use interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index (1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index; the Value Line

----------------
1 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

Composite Index; the Russell 2000 Index; and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds; U.S. Treasury notes; Eurodollar certificates of deposit; and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

The Funds may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To the extent required by regulatory authorities having jurisdiction over the Funds, the Funds will limit their use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against fluctuations in the general level of stock prices, anticipated changes in interest rates, or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. The Fund's hedging may include sales of futures contracts as an offset against the effect of expected declines in stock prices or currency exchange rates or increases in interest rates and purchases of futures contracts as an offset against the effect of expected increases in stock prices or currency exchange rates or declines in interest rates. Although other techniques could be used to reduce the Funds' exposure to stock price, interest rate, and currency fluctuations, the Funds may be able to hedge their exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The success of any hedging technique depends on Liberty WAM's ability to correctly predict changes in the level and direction of stock prices, interest rates, currency exchange rates, and other factors. Should those predictions be incorrect, a Fund's return might have been better had hedging not been attempted; however, in the absence of the ability to hedge, Liberty WAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

When a purchase or sale of a futures contract is made by a Fund, that Fund is required to deposit with its custodian or broker a specified amount of cash or U.S. government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is generally set by the exchange on which the contract is traded; however, the margin requirement may be modified during the term of the contract, and the Fund's broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn interest income on their initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between that Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value ("NAV"), the Funds will mark-to-market their open futures positions.

The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts they write. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Funds.

Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. Conversely, if an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options, and the related securities, including technical influences in futures and futures options trading and differences between the Funds' investments being hedged and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of a Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in a Fund's portfolio. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES. A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money," (2) would exceed 5% of the Fund's total assets.

When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian or broker readily-marketable securities having a fair market value (including any margin) at least equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

A Fund may not maintain open short positions in futures contracts, call options written on futures contracts, or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

In order to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid being deemed a "commodity pool," the "underlying commodity value" of each long position in a commodity contract in which a Fund invests will not at any time exceed the sum of:

-----------------
2 A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     (1) the value of short-term U.S. debt obligations or other U.S. dollar denominated high-quality short-term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on the contract;

     (2)  unrealized appreciation on the contract held by the broker; and

     (3)  cash proceeds from existing investments due in not more than 30 days.

         "Underlying commodity value" means the size of the contract multiplied by the daily settlement price of the contract.

SWAP AGREEMENTS. A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if the Advisor determines it is consistent with that Fund's investment objective and policies, but each Fund will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.

A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase that Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.

The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, that Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Advisor expects to be able to eliminate a Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

A Fund will segregate assets to cover its current obligations under a swap agreement. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of that Fund's accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of that Fund's accumulated obligations under the agreement.

SHORT SALES AGAINST THE BOX

Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by its investment restrictions, the Funds do not currently intend to sell securities short.

In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. The Funds will incur transaction costs in connection with short sales.

In addition to enabling the Funds to hedge against market risk, short sales may afford a Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

DEBT SECURITIES

The Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation ("S&P") or Ba or lower by Moody's Investor Services, Inc. ("Moody's"), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Funds or the portion of a Fund's assets that may be invested in debt securities in a particular ratings category, except that LIBERTY ACORN INTERNATIONAL may not invest more than 20% of its assets in securities rated below investment grade or considered by the Advisor to be of comparable credit quality. Neither LIBERTY ACORN FUND nor LIBERTY ACORN INTERNATIONAL expects to invest more than 5% of its net assets in such securities during the current fiscal year. Each of LIBERTY ACORN USA, LIBERTY ACORN TWENTY AND LIBERTY ACORN FOREIGN FORTY do not intend to invest more than 20% of their total assets in debt securities nor more than 5% of their total assets in securities rated at or lower than the lowest investment grade.

Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions. A more complete description of the characteristics of bonds in each ratings category is included in Appendix I to this SAI.

ILLIQUID AND RESTRICTED SECURITIES

The Funds may not invest in illiquid securities, if as a result they would comprise more than 15% of the value of the net assets of the Fund. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the board of trustees or its delegate.

Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at a fair value as determined in good faith by the board of trustees. Neither LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL nor LIBERTY ACORN USA will invest more than 10% of its total assets (valued at the time of investment) in restricted securities.

Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the board of trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to a Fund's restriction of investing no more than 10% (for LIBERTY ACORN FUND) or 15% (for LIBERTY ACORN INTERNATIONAL, LIBERTY ACORN USA, LIBERTY ACORN TWENTY and LIBERTY ACORN FOREIGN FORTY) of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination the Advisor will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that a Fund does not invest more than the specified percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, a Fund will enter into repurchase agreements only with banks and dealers the Advisor believes present minimal credit risks in accordance with guidelines approved by the board of trustees. The Advisor will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, the Advisor's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

A Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings there may be restrictions on a Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Fund intends to comply with provisions under such Code that would allow it immediately to resell such collateral.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Advisor deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed delivery basis.

A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by a Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

TEMPORARY STRATEGIES

The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. issuers (or, in the case of LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY, those of foreign issuers), and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.

In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

LINE OF CREDIT

Liberty Acorn maintains a line of credit with a group of banks in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to each Fund's restrictions on borrowing under "Investment Policies" above.

TAXES - GENERAL

In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by each Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Dividends paid by LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY are generally not eligible for the dividends-received deduction for corporate shareholders because little or none of those Funds' income consists of dividends paid by United States corporations. A portion of the dividends paid by LIBERTY ACORN FUND, LIBERTY ACORN USA and LIBERTY ACORN TWENTY is generally eligible for the dividends-received deduction. Capital gain distributions paid from the Funds are never eligible for this deduction.

FUND DISTRIBUTIONS. Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for one year or less) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed at a rate of 20%. The maximum long-term capital gains rate will decrease from 20% to 18% for capital assets that have been held for more than five years and whose holding periods begin after December 31, 2000.

Distributions will be taxed as described above whether received in cash or in Fund shares. Dividends and distributions on the Funds' shares are generally subject to federal income tax as described herein to the extent they do not exceed a Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Funds from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from a Fund.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to Liberty Acorn. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that a Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," each Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, shares of regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S.

Government securities) and (c) distribute at least 90% of its ordinary income (inclusive of net short-term capital gains) earned each year.

HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased
(call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund is in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

If a Fund writes an equity call option(3) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, a Fund generally is required to recognize for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or purchase of put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund may affect the holding period of the hedged securities.

If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions may be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

---------------
3 An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

The Internal Revenue Code imposes constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Code) with respect to, or futures or "forward contracts" (as defined by the Code) with respect to, the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

In order for the Funds to continue to qualify for federal income tax treatment as regulated investment companies, at least 90% of each Fund's gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

The Funds intend to distribute to shareholders annually any capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions, together with gains on other Fund investments, to the extent such gains exceed recognized capital losses and any net capital loss carryovers of the Funds. Shareholders will be advised of the nature of such capital gain distributions.

SECURITIES ISSUED AT A DISCOUNT. A Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN TRANSACTIONS. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to foreign exchange rate fluctuations, are taxable as ordinary income. If the net effect of these transactions is a gain, the income dividend paid by a Fund will be increased; if the result is a loss, the income dividend paid by a Fund will be decreased.

If more than 50% of a Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to a Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Internal Revenue Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by a Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Each of LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY intends to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that it will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of LIBERTY ACORN INTERNATIONAL or LIBERTY ACORN FOREIGN FORTY, if the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, including retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits. LIBERTY ACORN FUND, LIBERTY ACORN USA and LIBERTY ACORN TWENTY do not expect to be able to "pass through" foreign tax credits.

Investment by a Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, a Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

MANAGEMENT OF THE TRUST

Each of the Advisor, LFS and LFD is an indirect wholly owned subsidiary of Liberty Funds Group LLC ("LFG"), which in turn is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of Fleet Boston Financial Corporation. Each of Fleet Boston Financial Corporation, Fleet National Bank and Columbia Management Group, Inc. is located at 100 Federal Street, Boston, MA 02110.

TRUSTEES AND OFFICERS. The board of trustees has overall management responsibility for the Funds. The board of trustees serve indefinite terms of unlimited duration provided that a majority of trustees always has been elected by shareholders. The trustees appoint their own successors, provided that at least two-thirds of the trustees, after such appointment, have been elected by shareholders. Shareholders may remove a trustee, with or without cause, upon the vote of two-thirds of Acorn's outstanding shares at any meeting called for that purpose. A trustee may be removed with or without cause upon the vote of a majority of the trustees.

The names of the trustees and officers of Acorn, the date each was first elected or appointed to office, their principal business occupations and other directorships they have held during at least the last five years, are shown below. Each trustee serves in such capacity for each of the five series of Acorn. Mr. Wanger also serves as a trustee for each of the four series of the Wanger Advisors Trust.


                                                                             NUMBER OF
  NAME, POSITION(S)       YEAR FIRST                                       PORTFOLIOS IN
      WITH ACORN          ELECTED OR         PRINCIPAL OCCUPATION(S)        FUND COMPLEX
     AND AGE AT           APPOINTED                  DURING                   OVERSEEN               OTHER
   JANUARY 1, 2002        TO OFFICE              PAST FIVE YEARS             BY TRUSTEE          DIRECTORSHIPS
   ---------------        ---------              ---------------             ----------          -------------
TRUSTEES WHO ARE NOT
INTERESTED PERSONS
OF ACORN:

Leo A. Guthart, 65,          1994       Executive vice president,                5              AptarGroup, Inc.
Trustee                                 Honeywell International (home                           (producer of dispensing
                                        and building control); Chairman,                        valves, pumps and
                                        Cylink Corporation (supplier of                         closures); Symbol
                                        encryption equipment); former                           Technologies, Inc.
                                        chairman of the board of                                (manufacturer of bar
                                        trustees, Hofstra University;                           code scanning equipment).
                                        chairman and Chief Executive
                                        Officer, Topspin Partners, L.P.

Irving B. Harris, 91,        1970       Chairman, The Irving Harris              5              None.
Trustee                                 Foundation (charitable
                                        foundation).

Jerome Kahn, Jr., 67,        1987       Former president, William Harris         5              None.
Trustee                                 Investors, Inc. (investment
                                        adviser).

Steven N. Kaplan, 43,        1999       Neubauer Family Professor of             5              None.
Trustee                                 Entrepreneurship and Finance,
                                        Graduate School of Business,
                                        University of Chicago.

                                                                             NUMBER OF
  NAME, POSITION(S)       YEAR FIRST                                       PORTFOLIOS IN
      WITH ACORN          ELECTED OR         PRINCIPAL OCCUPATION(S)        FUND COMPLEX
     AND AGE AT           APPOINTED                  DURING                   OVERSEEN               OTHER
   JANUARY 1, 2002        TO OFFICE              PAST FIVE YEARS             BY TRUSTEE          DIRECTORSHIPS
   ---------------        ---------              ---------------             ----------          -------------
David C. Kleinman, 66,       1972       Adjunct professor of strategic           5              Irex Corporation
Trustee                                 management, University of                               (insulation contractor);
                                        Chicago Graduate School of                              Sonic Foundry, Inc.
                                        Business; Business consultant.                          (software); AT&T Latin
                                                                                                America; Wisconsin Paper
                                                                                                & Products (paper
                                                                                                merchant); Plymouth Tube
                                                                                                Company (seamless and
                                                                                                welded metal tubing);
                                                                                                Member of the advisory
                                                                                                board, DSC Logistics
                                                                                                Company (warehousing and
                                                                                                logistics services).

Allan B. Muchin, 66,         1998       Partner, Katten, Muchin, Zavis &         5              Alberto-Culver Company
Trustee                                 Rosenman (law firm).                                    (toiletries).

Robert E. Nason, 65,         1998       Consultant and private investor          5              Fruit of the Loom, Ltd.
Trustee and Chairman                    since 1998; from 1990-1998,                             (apparel manufacturer).
                                        executive partner and chief
                                        executive officer, member of the
                                        executive committee of Grant
                                        Thornton, LLP (public accounting
                                        firm) and member of the policy
                                        board of Grant Thornton
                                        International.

TRUSTEES WHO ARE
INTERESTED PERSONS OF
ACORN:

Charles P. McQuaid, 48       1994       Portfolio manager and director           5              None.
Trustee and Senior                      of research, Liberty WAM since
Vice President (1)                      July 1992; Principal, WAM
                                        from July 1992 to September 29,
                                        2000; senior vice president,
                                        Wanger Advisors Trust.

Ralph Wanger, 67,            1994       President, Chief Investment              9              Wanger Advisors Trust (4
Trustee and                             Officer and portfolio manager,                          portfolios).
President* (1)                          Liberty WAM since 1992;
                                        principal, WAM from July 1992
                                        until September 29, 2000;
                                        president, WAM Ltd. from July 1992
                                        to September 29, 2000; president
                                        and director, WAM Acquisition
                                        GP, Inc. since September 29,
                                        2000; president, Wanger Advisors
                                        Trust; director, Wanger Investment
                                        Company plc.

                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
  NAME, POSITION(S)       YEAR FIRST                                        FUND COMPLEX
      WITH ACORN          ELECTED OR         PRINCIPAL OCCUPATION(S)         FOR WHICH
     AND AGE AT           APPOINTED                  DURING                OFFICER ACTS IN            OTHER
   JANUARY 1, 2002        TO OFFICE              PAST FIVE YEARS            SAME CAPACITY           DIRECTORSHIPS
   ---------------        ---------              ---------------            -------------           -------------
OFFICERS OF ACORN:

J. Kevin                     2001       Treasurer of the Liberty Funds           9                  None.
Connaughton, 37,                        and of the Liberty All-Star
Assistant Treasurer                     Funds since December 2000
                                        (formerly controller of the
                                        Liberty Funds and of the Liberty
                                        All-Star Funds from February 1998
                                        to October 2000); Treasurer of
                                        the Stein Roe Funds since
                                        February 2001 (formerly
                                        Controller from May 2000 to
                                        February 2001); senior vice
                                        president of Liberty Funds Group
                                        since January 2001 (formerly vice
                                        president of Colonial Management
                                        Associates from February 1998 to
                                        October 2000); Senior Tax Manager,
                                        Coopers & Lybrand, LLP from April
                                        1996 to January 1998.

Kevin S. Jacobs, 41,         2001       Assistant vice president,                9                  None.
Assistant Secretary                     Liberty Funds Group since June
                                        2000; senior legal product
                                        manager, First Union Corp.
                                        September 1999 to June 2000;
                                        prior thereto, senior legal
                                        product manager, Colonial
                                        Management Associates.

Kenneth A. Kalina, 42,       1995       Chief financial officer, Liberty         9                  None.
Assistant Treasurer                     WAM since April 2000; assistant
                                        treasurer, Wanger Advisors Trust;
                                        fund controller, Liberty WAM since
                                        September 1995; prior thereto,
                                        treasurer of the Stein Roe Mutual
                                        Funds; director, New Americas
                                        Small Cap Fund.

Bruce H. Lauer, 44,          1995       Chief operating officer, Liberty         9                  None.
Vice President,                         WAM since April 1995; principal,
Assistant Secretary                     WAM from January 2000 to
and Treasurer                           September 29, 2000; vice president,
                                        treasurer and assistant secretary,
                                        Wanger Advisors Trust; director,
                                        Wanger Investment Company plc and
                                        New Americas Small Cap Fund.

Jean Loewenberg, 56,         2002       Group Senior Counsel, Fleet              9                  None.
Assistant Secretary                     National Bank.

Robert A. Mohn, 40,          1997       Analyst and portfolio manager,           9                  None.
Vice President                          Liberty WAM since August
                                        1992; principal, WAM from 1995 to
                                        September 29, 2000; vice
                                        president, Wanger Advisors Trust.

                                                                             NUMBER OF
                                                                           PORTFOLIOS IN
  NAME, POSITION(S)       YEAR FIRST                                        FUND COMPLEX
      WITH ACORN          ELECTED OR         PRINCIPAL OCCUPATION(S)         FOR WHICH
     AND AGE AT           APPOINTED                  DURING                OFFICER ACTS IN            OTHER
   JANUARY 1, 2002        TO OFFICE              PAST FIVE YEARS            SAME CAPACITY           DIRECTORSHIPS
   ---------------        ---------              ---------------            -------------           -------------
Todd Narter, 37,             2001       Analyst and portfolio manager,           9                  None.
Vice President                          Liberty WAM since June 1997;
                                        vice president, Wanger Advisors
                                        Trust; prior thereto, product
                                        manager for Teradyne (1990-1997).

Christopher Olson, 38,       2001       Analyst and portfolio manager,           9                  None.
Vice President                          Liberty WAM since January 2001;
                                        vice president, Wanger Advisors
                                        Trust; prior thereto, director
                                        and portfolio strategy analyst
                                        with UBS Asset Management/Brinson
                                        Partners.

John H. Park, 34,            1998       Analyst and portfolio manager,           9                  None.
Vice President                          Liberty WAM since July 1993;
                                        principal, WAM from 1998 to
                                        September 29, 2000; vice president,
                                        Wanger Advisors Trust.

Vincent P.                   2001       Vice president and Counsel,              9                  None.
Pietropaolo, 36,                        Liberty Funds Group since
Assistant Secretary                     December 1999; Associate, Morgan
                                        Lewis & Bockius, October 1998 to
                                        December 1999; product manager,
                                        Putnam Investments April 1997 to
                                        October 1998.

Joseph Turo, 34,             2002       Senior Counsel, FleetBoston              9                  None.
Assistant Secretary                     Financial since August 1997;
                                        prior thereto, Associate, Ropes
                                        & Gray.

Leah J. Zell, 52,            1994       Analyst, and portfolio manager,          9                  None.
Vice President*                         Liberty WAM since July 1992;
                                        vice president, Wanger Advisors
                                        Trust; director and managing
                                        member of trust committee, Chai
                                        Trust Company.


* Mr. Wanger and Ms. Zell are married to each other.

(1) Trustee who is an "interested person" of the Trust and of Liberty WAM, as defined in the Investment Company Act of 1940, because he is an officer of the Trust and an employee of Liberty WAM.

The address for Mr. Wanger, Mr. McQuaid, Mr. Narter, Mr. Olson, Mr. Kalina, Mr. Lauer, Mr. Mohn, Mr. Park, and Ms. Zell is Liberty Wanger Asset Management, L.P., 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. The address for Messrs. Harris and Kahn is Two North LaSalle Street, Suite 400, Chicago, Illinois 60602. The address for Messrs. Kaplan and Kleinman is 1101 East 58th Street, Chicago, Illinois 60637. The address for Mr. Guthart is Three Expressway Plaza, Suite 100, Roslyn Heights, New York 11577. The address for Mr. Muchin is 525 W. Monroe Street, Suite 1600, Chicago, Illinois 60661-3693. The address for Mr. Nason is 567 Rockefeller Road, Lake Forest, Illinois 60045. The address for Mr. Connaughton, Mr. Jacobs, Mr. Pietropaolo, Ms. Loewenberg, and Mr. Turo is Liberty Funds Distributor, Inc., One Financial Center, Boston, MA 02111.

During 2001 the Funds paid fees aggregating $555,250 to board members who were not affiliated with the Advisor. The following table sets forth the total compensation, (including any amounts deferred, as described below) paid by the Trust during the fiscal year ended December 31, 2001 to each of the Trustees of the Trust:

                         AGGREGATE COMP. FROM
                         ---------------------------------------------------------------------------
                         LIBERTY        LIBERTY        LIBERTY        LIBERTY          LIBERTY ACORN         AGGREGATE COMP.
NAME OF TRUSTEE          ACORN FUND     ACORN          ACORN          ACORN TWENTY     FOREIGN               FROM
                                        INT.           USA                             FORTY                 FUND COMPLEX
----------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE NOT
INTERESTED PERSONS OF
ACORN:

Robert E. Nason           $54,496.18    $26,034.54     $3,228.92      $1,063.56        $1,176.80              $86,000.00
Leo A. Guthart            $30,764.56    $15,825.60     $1,777.01        $589.05          $793.78              $49,750.00
Irving B. Harris          $83,006.82    $45,172.90     $6,869.98      $1,507.05        $2,193.25             $138,750.00
Jerome Kahn, Jr.          $33,655.82    $17,193.65     $2,472.23        $821.55          $856.75              $55,000.00
Steven N. Kaplan          $32,868.80    $17,245.28     $1,908.68        $627.97          $849.27              $53,500.00
David C. Kleinman         $35,713.23    $19,100.70     $2,085.32        $680.04          $920.71              $58,500.00
Roger S. Meier*           $32,645.07    $17,484.53     $1,907.31        $621.83          $841.26              $53,500.00
Allan B. Muchin           $29,438.10    $16,007.61     $1,716.97        $560.91          $776.41              $48,500.00
Katherine Schipper**       $6,815.00     $4,194.74       $376.00        $129.26          $235.00              $11,750.00

TRUSTEES WHO ARE
INTERESTED PERSONS
OF ACORN:

Charles P. McQuaid                $0            $0            $0             $0               $0                      $0
Ralph Wanger                      $0            $0            $0             $0               $0                      $0


* Mr. Meier retired as a Trustee as of December 31, 2001.

** Ms. Schipper resigned as a Trustee as of March 31, 2001.

The officers and Trustees affiliated with the Advisor serve without any compensation from the Trust. Liberty Acorn has adopted a deferred compensation plan (the Plan) for its non-interested Trustees. Under the Plan, the Trustees who are not "interested persons" of Liberty Acorn or Liberty WAM (participating Trustees) may defer receipt of all or a portion of their compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating Trustee is credited to a book reserve account as of the business day such compensation would have been paid to such Trustee. The deferred compensation accrues income from the date of credit in an amount equal to the amount that would have been earned had such deferred compensation (and all income earned thereon) been invested and reinvested in shares of one or more of the Funds. If a participating Trustee retires, such Trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating Trustee dies, any amount payable under the Plan will be paid to that Trustee's beneficiaries. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund's obligations to make payments under the Plan.

The Agreement and Declaration of Trust ("Declaration") of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

COMMITTEES The standing committees of the Fund's board of trustees are:

                                                                                                       NO. OF MEETINGS
COMMITTEE                 MEMBERS              FUNCTION                                                HELD IN 2001
---------                 -------              --------                                                ------------
Executive                 Irving B. Harris     Has all of the powers of the board of trustees
                          Ralph Wanger         during intervals between meetings of the board,
                          Robert E. Nason      with certain exceptions.                                     0
                          Charles P. McQuaid
                          (alternate)

Audit                     David C. Kleinman    Make recommendations to the board of trustees
                          (chairman)           regarding the selection of independent auditors
                          Robert E. Nason      for the Trust, confer with the independent                   2
                          Jerome Kahn, Jr.     auditors regarding the scope and results of each
                                               audit and carry out the provisions of its charter.

Valuation                 Ralph Wanger         Determine valuations of portfolio securities held
                          (chairman)           by any series of the Trust in instances as
                          Irving B. Harris     required by the valuation procedures adopted by             16
                          Charles P. McQuaid   the board of trustees.
                          Robert E. Nason
                          (alternate)
                          Jerome Kahn, Jr.
                          (alternate)

Investment Advisory       Allan B. Muchin      Make recommendations to the board of trustees
Agreement                 (chairman)           regarding the continuation or amendment of the
                          Leo A. Guthart       investment advisory agreements between the Trust             1
                          Jerome Kahn, Jr.     and the Advisor.
                          David C. Kleinman

Governance                Allan B. Muchin      Makes recommendations to the board regarding
                          (chairman)           committees of the board and committee assignments,
                          Irving B. Harris     makes recommendations to the board regarding the             1
                          Steven N. Kaplan     composition of the board and candidates for
                          Robert E. Nason      election as non-interested trustees, oversees the
                                               process for evaluating the functioning of the board,
                                               and makes recommendations to the board regarding
                                               the compensation of trustees who are not
                                               affiliated with any investment adviser,
                                               administrator or distributor of the Funds. The
                                               Governance Committee will not consider shareholder
                                               recommendations regarding candidates for election as
                                               trustees; however, such recommendations may be made
                                               in the form of a shareholder proposal to be
                                               presented at any future meeting of shareholders of
                                               the Funds.

Investment Performance    David C. Kleinman    Examine methods of mutual fund performance
Analysis                  (chairman)           measurement and make recommendations to the board
                          Steven N. Kaplan     of trustees about the types of performance reports           0
                          Ralph Wanger         to be provided to the board.

INVESTMENT ADVISOR


Liberty Wanger Asset Management, L.P. ("Liberty WAM") (formerly named Wanger Asset Management, L.P. prior to September 29, 2000 ("WAM")), serves as the investment advisor for the Funds and for other institutional accounts. As of December 31, 2001, Liberty WAM had approximately $8.7 billion under management, including the Funds. Liberty WAM and its predecessor have managed mutual funds, including Liberty Acorn since 1992. Liberty WAM is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation.


Each Fund's Advisory Agreement automatically terminated on November 1, 2001 when Fleet acquired the asset management business of LFC. At a meeting of the board of trustees held on August 15, 2001, called in part for the purpose of voting on the approval of new Advisory Agreements with Liberty WAM that were substantially identical to the previous Advisory Agreements, the new Advisory Agreements were approved through July 31, 2003 by the unanimous vote of the "non-interested" trustees of the Trust voting separately. The trustees considered information about, among other things: (1) Liberty WAM and its respective personnel, resources and investment process; (2) the terms of the new Advisory Agreements;
(3) the nature and quality of services provided by Liberty WAM; (4) the investment performance of each Fund and of similar funds managed by other advisors; (5) the profitability to Liberty WAM of its relationship with the Funds; (6) fall-out benefits from that relationship; (7) compensation payable by the Funds to affiliates of the Advisor for other services; (8) economies of scale; and (9) comparative fees and expense ratios. The trustees also considered the terms of an agreement between the Trust and Fleet National Bank (the "Fleet Agreement") in which Fleet agreed that during the initial term of the new Advisory Agreements, except as otherwise authorized by the Trustees, it would:
(1) preserve the autonomy of the Trust; (2) preserve the independence of Liberty WAM, including its investment philosophy and approach to investment operations, research and talent; (3) allow Liberty WAM considerable latitude to recruit and compensate (on competitive terms) investment management personnel; (4) not interfere with Liberty WAM's relationships with regional brokers unless regulatory or compliance concerns dictate and permit Liberty WAM to continue to allocate the commissions and soft dollar payments as it has in the past; (5) maintain the trading desk at Liberty WAM for domestic and international trading activities; and (6) not add to the current management responsibilities of any portfolio manager of a Fund the responsibility to manage additional funds from the Fleet organization without the consent of the Trustees.

In addition, the Trustees considered matters relating to the possible effects on Liberty WAM and the Funds of the acquisition of the asset management business of LFC by Fleet, including: (1) the terms of the Fleet Agreement; (2) certain actions taken by LFC and Liberty WAM to help retain and incent their key personnel; (3) the general reputation, financial resources and business activities of Fleet and its parent organization; (4) the potential benefits of scale from combining the asset management businesses of Fleet and LFC, including the ability to attract and retain key personnel and enhance technology and customer service; (5) the stated intention of Fleet to consult with the Board of the Funds prior to removing or reducing any voluntary fee waivers or expense limitations; and (6) the stated intention of Fleet to provide investment professionals of Liberty WAM with access to greater resources as a result of the acquisition.

Finally, the Trustees considered Fleet's agreement to use all reasonable efforts to assure compliance with Section 15(f) of the 1940 Act. Section 15(f) provides that a mutual fund investment advisor or its affiliates may receive benefits or compensation in connection with a change of control of the investment advisor if two conditions are satisfied. First, for three years after the change of control, at least 75% of the members of the board of any registered investment company advised by the advisor must consist of persons who are not "interested persons," as defined in the 1940 Act, of the advisor. Section, no "unfair burden" may be imposed on any such registered investment company as a result of the change of control transaction or any express or implied terms, conditions or understandings applicable to the transaction. "Unfair burden" means any arrangement, during the two years after the transaction, by which the investment advisor or any "interested person" of the advisor receives or is entitled to receive any compensation, directly or indirectly, from such investment company or its security holders (other than fees for bona fide investment advisory or other services) or from any other person in connection with the purchase or sale of securities or other property to, from or on behalf of such investment company.

Each Advisory Agreement will continue from year to year thereafter so long as such continuation is approved at least annually by (1) the board of trustees or the vote of a majority of the outstanding voting securities of the Fund, and (2) a majority of the trustees who are not interested persons of any party to the Agreement, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time, without penalty, by either the Trust or Liberty WAM upon 60 days' written notice, and automatically terminates in the event of its assignment as defined in the 1940 Act. The shareholders of each Fund approved the new Advisory Agreements with Liberty WAM at a shareholders meeting held on October 24, 2001.

Under its Investment Advisory Agreement with the Funds, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment objective, program, and restrictions as provided in the Funds' prospectuses and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of the Funds, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Administration Agreement provides for the payment to the Advisor of the fee described in the Prospectuses.

Under the Administration Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

The advisory fees paid to the Advisor by each Fund for the fiscal years ended December 31, 2001, 2000 and 1999 were as follows:

FUND                                            2001                             2000                 1999
Liberty Acorn Fund                                  $29,187,000              $26,750,000          $23,437,000
Liberty Acorn International                         $16,504,000              $23,515,000          $15,669,000
Liberty Acorn USA                                    $2,382,000               $2,844,000           $2,806,000
Liberty Acorn Twenty             gross advisory fee:   $748,000                 $585,000             $504,000
                                 exp. reimb:            (53,000)               (___0___)             (24,000)
                                 -------------------------------             -----------             --------
                                 net advisory fee:     $695,000                 $585,000             $480,000
Liberty Acorn Foreign Forty      gross advisory fee:   $877,000               $1,334,000             $427,000
                                 exp. reimb:            (36,000)              (___0____)             (43,000)
                                 -------------------------------             -----------             --------
                                 net advisory fee:     $841,000               $1,334,000             $384,000


The administrative fees paid to the Advisor by each Fund for the fiscal years ended December 31, 2001, 2000 and 1999, were as follows:

FUND                                                 2001                     2000                  1999
Liberty Acorn Fund                                $2,141,000               $1,958,000           $1,699,000
Liberty Acorn International                       $1,017,000               $1,484,000             $962,000
Liberty Acorn USA                                   $127,000                 $152,000             $151,000
Liberty Acorn Twenty                                 $42,000                  $33,000              $28,000
Liberty Acorn Foreign Forty                          $46,000                  $70,000              $23,000


PORTFOLIO TRANSACTIONS

The Advisor places the orders for the purchase and sale of the Funds' portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Funds may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the board of trustees of the Funds.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economists and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Funds, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Funds) while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Funds is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Funds.

With respect to the Funds' purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to a Fund. Liberty Acorn has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Funds' portfolio securities held by the Funds. The custodian will credit any such fees received against its custodial fees. In addition, the board of trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the rules of the National Association of Securities Dealers.

The Advisor may place trades for the Funds through Quick & Reilly, Inc., Robertson Stephens, Inc. or Fleet Securities, Inc., each affiliates of the Advisor, pursuant to procedures adopted by the board of trustees. The Funds will pay these affiliates a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions.

BROKERAGE COMMISSIONS (dollars in thousands)

                                                               Year ended December 31, 2001
                                                               ----------------------------
                                                                                            Liberty
                                               Liberty      Liberty Acorn      Liberty        Acorn       Liberty Acorn
                                            Acorn Fund      International    Acorn USA       Twenty       Foreign Forty
                                            ----------      -------------    ---------       ------       -------------
Total commissions                              $3,147            $4,302          $190         $186             $459
Directed transactions                         687,718           285,585        63,497       98,100           48,760
Commissions on directed transactions            1,569               729           127          134              135

ADMINISTRATION AGREEMENT

Liberty Acorn has a separate administration agreement with the Advisor under which the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.05% of each Fund's average daily net assets. Pursuant to that agreement, the Advisor provides certain administrative services to each Fund, including: (i) maintaining the books and records, including financial and corporate records, of Liberty Acorn; (ii) supervising the preparation and filing of registration statements, notices, reports, tax returns and other documents;
(iii) overseeing and assisting in the coordination of the performance of administrative and professional services rendered to the Funds by others; (iv) providing administrative office and data processing facilities; (v) developing and implementing procedures to monitor each Fund's compliance with regulatory requirements and with each Fund's investment policies and restrictions; (vi) providing for the services of employees of the Advisor who may be appointed as officers of Liberty Acorn; and (vii) providing services to shareholders of the Funds. The Administration Agreement has a one year term. The Advisor has the power under the Administration Agreement to delegate some or all of its responsibilities to others, at the Advisor's expense. The Advisor retains responsibility for any services it delegates. The Advisor has delegated some or all of the services provided pursuant to the Administration Agreement to affiliates of Liberty Funds Group LLC.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Funds' shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms ("FSFs") or investors.

LIBERTY ACORN'S CHARGES AND EXPENSES

SALES CHARGES (dollars in thousands)

                                                                        Class A Shares
                                                                 Year ended December 31, 2001
                                                                 ----------------------------
                                                                                                       Liberty
                                                  Liberty                                  Liberty      Acorn
                                                   Acorn      Liberty Acorn    Liberty      Acorn      Foreign
                                                    Fund      International   Acorn USA     Twenty      Forty
                                                    ----      -------------   ---------     ------      -----
Aggregate initial sales charges on Fund share
sales                                              $4,274           $214        $402         $177         $26
Initial sales charges retained by LFD                $443            $15         $28           $8          $1
Aggregate contingent deferred sales
  charges (CDSC) on Fund
  redemptions retained by LFD                          $1            $17          $*           $*          $4

                                                                        Class B Shares
                                                                 Year ended December 31, 2001
                                                                 ----------------------------
                                                                                                       Liberty
                                                  Liberty                                  Liberty      Acorn
                                                   Acorn      Liberty Acorn    Liberty      Acorn      Foreign
                                                    Fund      International   Acorn USA     Twenty      Forty
                                                    ----      -------------   ---------     ------      -----
Aggregate CDSC on Fund redemptions
  retained by LFD                                      $7            $1           $1           $*          $*

                                                                        Class C Shares
                                                                 Year ended December 31, 2001
                                                                 ----------------------------
                                                                                                       Liberty
                                                  Liberty                                  Liberty      Acorn
                                                   Acorn      Liberty Acorn    Liberty      Acorn      Foreign
                                                    Fund      International   Acorn USA     Twenty      Forty
                                                    ----      -------------   ---------     ------      -----
Aggregate CDSC on Fund redemptions
  retained by LFD                                      $0            $0           $0           $0          $0

* Rounds to less than one.


The advisory fees the Funds pay to the Advisor are calculated daily and paid monthly, at the annual rates shown below:

   LIBERTY ACORN FUND

                                  Average Daily Net Assets                         Rate of Fee
                                  ------------------------                         -----------
                                  First $700 million                                 0.75%
                                  Next $1.3 billion                                  0.70%
                                  In excess of $2 billion                            0.65%

   LIBERTY ACORN INTERNATIONAL

                                  Average Daily Net Assets                         Rate of Fee
                                  ------------------------                         -----------
                                  First $100 million                                 1.20%
                                  Next $400 million                                  0.95%
                                  In excess of $500 million                          0.75%

   LIBERTY ACORN USA

                                  Average Daily Net Assets                         Rate of Fee
                                  ------------------------                         -----------
                                  First $200 million                                 0.95%
                                  In excess of $200 million                          0.90%

   LIBERTY ACORN TWENTY

                                                                                   Rate of Fee
                                                                                   -----------
                                  All assets                                         0.90%

   LIBERTY ACORN FOREIGN FORTY

                                                                                   Rate of Fee
                                                                                   -----------
                                  All assets                                         0.95%

Liberty WAM has voluntarily agreed to reimburse LIBERTY ACORN TWENTY to the extent the ordinary operating expenses exceed 1.35% of the average annual net assets for Class Z, Class A, Class B and Class C shares. Liberty WAM has also voluntarily agreed to reimburse LIBERTY ACORN FOREIGN FORTY to the extent the ordinary operating expenses exceed 1.45% of the average net assets for Class Z, Class A, Class B and Class C shares. These arrangements may be modified or terminated by either Liberty WAM or the Fund on 30 days' notice to the other.

Liberty Acorn has a separate administrative services agreement with the Advisor under which the Advisor receives a fee, calculated daily and paid monthly, at the annual rate of 0.05% of each Fund's average daily net assets.

Under the Fund's transfer agency and shareholder servicing agreement, the Funds pay LFS a monthly fee at the annual rate of .07% of average daily closing value of the total net assets for the Class A, Class B and Class C shares and certain specified fees on a per account basis, plus certain out-of-pocket expenses. The Funds also pay LFS a monthly fee for Class Z shares based on specified transactions on a per account basis, plus certain out-of-pocket expenses.

OWNERSHIP OF THE FUND

At March 31, 2002, the only persons known to own of record or beneficially 5% or more of the outstanding shares of any Fund were:

                                                                          PERCENTAGE OF
                                                                           OUTSTANDING
          NAME AND ADDRESS                          FUND                   SHARES HELD
          ----------------                          ----                   -----------
CHARLES SCHWAB & CO. INC.(1)           LIBERTY ACORN FUND Z                    9.24%
101 MONTGOMERY STREET                  LIBERTY ACORN INTERNATIONAL Z          20.56%
SAN FRANCISCO, CA  94101-4122          LIBERTY ACORN USA Z                    18.20%
                                       LIBERTY ACORN TWENTY Z                 13.91%
                                       LIBERTY ACORN FOREIGN FORTY Z          18.19%

NATIONAL FINANCIAL SERVICES CORP.(1)   LIBERTY ACORN FUND Z                    8.30%
ONE WORLD FINANCIAL CENTER             LIBERTY ACORN INTERNATIONAL Z           8.95%
200 LIBERTY STREET                     LIBERTY ACORN USA Z                     5.36%
NEW YORK, NY 10281-1003                LIBERTY ACORN TWENTY Z                  6.46%
                                       LIBERTY ACORN FOREIGN FORTY Z           5.56%

STATE OF ILLINOIS EMPLOYEES            LIBERTY ACORN FUND Z                   12.29%
DEFERRED COMPENSATION PLAN(2)
200 W. WASHINGTON
SPRINGFIELD, IL 62706-0001

VANGUARD FIDUCIARY TRUST CO.(1)        LIBERTY ACORN USA Z                     7.50%
LIBERTY ACORN USA
PO BOX 2600
VALLEY FORGE, PA 19482-2600

CHARLES SCHWAB & CO. INC.(1)           LIBERTY ACORN FUND A                   12.98%
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94101-4122

CHARLES SCHWAB & CO. INC.(1)           LIBERTY ACORN USA A                    13.03%
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94101-4122

MERRILL LYNCH PIERCE FENNER &          LIBERTY ACORN FUND C                   10.23%
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

MERRILL LYNCH PIERCE FENNER &          LIBERTY ACORN USA C                     5.84%
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

CHARLES SCHWAB & CO. INC.(1)           LIBERTY ACORN TWENTY A                  8.76%
101 MONTGOMERY STREET
SAN FRANCISCO, CA  94101-4122

                                                                          PERCENTAGE OF
                                                                           OUTSTANDING
          NAME AND ADDRESS                          FUND                   SHARES HELD
          ----------------                          ----                   -----------
LPL FINANCIAL SERVICES(1)              LIBERTY ACORN FOREIGN FORTY B          6.86%
9785 TOWNE CENTRE DR.
SAN DIEGO, CA  92121-1968

MERRILL LYNCH PIERCE FENNER &          LIBERTY ACORN FOREIGN FORTY B          5.70%
SMITH(1)
4800 DEER LAKE DR
JACKSONVILLE, FL 32246-6484

SALEM FIVE CENTS SAVINGS BANK          LIBERTY ACORN FOREIGN FORTY C          5.61%
210 ESSEX ST.
SALEM, MA  01970-3705

(1)      Shares are held of record on behalf of customers, and not beneficially.

(2) Shares are held of record on behalf of plan participants, and not beneficially.

At March 31, 2002, the Trustees and officers of Liberty Acorn as a group owned beneficially less than 1% of the outstanding Class Z shares of LIBERTY ACORN FUND, less than 1% of the outstanding Class Z shares of LIBERTY ACORN INTERNATIONAL, 1.4% of the outstanding Class Z shares of LIBERTY ACORN USA, 4.0% of the outstanding Class Z shares of LIBERTY ACORN TWENTY, and 1.4% of the outstanding Class Z shares of LIBERTY ACORN FOREIGN FORTY. This includes shares held in the Liberty WAM profit sharing plan. Mr. McQuaid, a Trustee of Liberty Acorn, is a Trustee of the plan, and has beneficial interest by virtue of having voting discretion over the shares held in the plan. As of March 31, 2002, none of the independent trustees owns beneficially or of record any shares of Liberty WAM or LFD, or of any person directly or indirectly controlling, controlled by, or under common control with Liberty WAM or LFD.

The following table shows the dollar range of equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by each trustee as of December 31, 2001:

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                                             COMPANIES OVERSEEN BY
                                                               DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
       NAME OF TRUSTEE                 NAME OF FUND            SECURITIES IN EACH FUND       INVESTMENT COMPANIES
       ---------------                 ------------            -----------------------       --------------------
TRUSTEES WHO ARE NOT INTERESTED
PERSONS OF LIBERTY ACORN:

ROBERT E. NASON                 LIBERTY ACORN FUND               $10,000 - $50,000            OVER $100,000
                                LIBERTY ACORN INTERNATIONAL      $10,001 - $50,000
                                LIBERTY ACORN USA                $10,001 - $50,000
                                LIBERTY ACORN TWENTY             $10,001 - $50,000
                                LIBERTY ACORN FOREIGN FORTY      $10,001 - $50,000

LEO A. GUTHART                  LIBERTY ACORN FUND               NONE                         NONE
                                LIBERTY ACORN INTERNATIONAL      NONE
                                LIBERTY ACORN USA                NONE
                                LIBERTY ACORN TWENTY             NONE
                                LIBERTY ACORN FOREIGN FORTY      NONE

IRVING B. HARRIS                LIBERTY ACORN FUND               OVER $100,000                OVER $100,000
                                LIBERTY ACORN INTERNATIONAL      NONE
                                LIBERTY ACORN USA                $10,001 - $50,000
                                LIBERTY ACORN TWENTY             NONE
                                LIBERTY ACORN FOREIGN FORTY      NONE

JEROME KAHN, JR.                LIBERTY ACORN FUND               OVER $100,000                OVER $100,000
                                LIBERTY ACORN INTERNATIONAL      NONE
                                LIBERTY ACORN USA                $50,001 - $100,000
                                LIBERTY ACORN TWENTY             NONE
                                LIBERTY ACORN FOREIGN FORTY      OVER $100,000

STEVEN N. KAPLAN                LIBERTY ACORN FUND               NONE                         NONE
                                LIBERTY ACORN INTERNATIONAL      NONE
                                LIBERTY ACORN USA                NONE
                                LIBERTY ACORN TWENTY             NONE
                                LIBERTY ACORN FOREIGN FORTY      NONE

DAVID C. KLEINMAN               LIBERTY ACORN FUND               $10,001 - $50,000            $10,001-$50,000
                                LIBERTY ACORN INTERNATIONAL      $10,001 - $50,000
                                LIBERTY ACORN USA
                                LIBERTY ACORN TWENTY
                                LIBERTY ACORN FOREIGN FORTY

ALLAN B. MUCHIN                 LIBERTY ACORN FUND               OVER $100,000                OVER $100,000
                                LIBERTY ACORN INTERNATIONAL      NONE
                                LIBERTY ACORN USA                NONE
                                LIBERTY ACORN TWENTY             NONE
                                LIBERTY ACORN FOREIGN FORTY      NONE

                                                                                           AGGREGATE DOLLAR RANGE OF
                                                                                           EQUITY SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                                             COMPANIES OVERSEEN BY
                                                               DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
       NAME OF TRUSTEE                 NAME OF FUND            SECURITIES IN EACH FUND       INVESTMENT COMPANIES
       ---------------                 ------------            -----------------------       --------------------
TRUSTEES WHO ARE INTERESTED
PERSONS OF LIBERTY ACORN:

CHARLES P. MCQUAID              LIBERTY ACORN FUND                OVER $100,000                OVER $100,000
                                LIBERTY ACORN INTERNATIONAL       OVER $100,000
                                LIBERTY ACORN USA                 OVER $100,000
                                LIBERTY ACORN TWENTY              OVER $100,000
                                LIBERTY ACORN FOREIGN FORTY       OVER $100,000

RALPH WANGER                    LIBERTY ACORN FUND                OVER $100,000                OVER $100,000
                                LIBERTY ACORN INTERNATIONAL       OVER $100,000
                                LIBERTY ACORN USA                 OVER $100,000
                                LIBERTY ACORN TWENTY              OVER $100,000
                                LIBERTY ACORN FOREIGN FORTY       OVER $100,000

12b-1 PLAN, CONTINGENT DEFERRED SALES CHARGES AND CONVERSION OF SHARES

Each Fund offers four classes of shares - Class A, Class B, Class C and Class Z. Each Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the Act for each class except Class Z. Under the Plan, each Fund pays LFD service and distribution fees at the annual rates described in the Prospectus for that Funds' Class A, Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) with respect to the Class A, B and C shares to the extent that such payments might be construed to be indirect financing of the distribution of those shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such Independent Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a Contingent Deferred Sales Charge (CDSC). Class B shares are offered at net asset value and are subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

SALES-RELATED EXPENSES (dollars in thousands) of Liberty Funds Distributor, Inc. relating to the Funds were:

LIBERTY ACORN FUND

                                                                    Year ended December 31, 2001
                                                                    ----------------------------
                                                Class A Shares             Class B Shares         Class C Shares
                                                --------------             --------------         --------------
   Fees to FSFs                                     $585                     $12,085                $1,574
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)     2,155                       1,828                 1,033
   Allocated travel, entertainment and other
     promotional (including advertising)           1,181                         998                   565

LIBERTY ACORN USA

                                                                    Year ended December 31, 2001
                                                                    ----------------------------
                                                Class A Shares             Class B Shares         Class C Shares
                                                --------------             --------------         --------------
   Fees to FSFs                                      $45                        $888                  $189
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)       233                         145                   108
   Allocated travel, entertainment and other
     promotional (including advertising)             114                          73                    54

LIBERTY ACORN TWENTY

                                                                    Year ended December 31, 2001
                                                                    ----------------------------
                                                Class A Shares             Class B Shares         Class C Shares
                                                --------------             --------------         --------------
   Fees to FSFs                                      $33                        $406                   $54
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)        99                          83                    38
   Allocated Travel, entertainment and other
     promotional (including advertising)              39                          32                    14

LIBERTY ACORN INTERNATIONAL

                                                                    Year ended December 31, 2001
                                                                    ----------------------------
                                                Class A Shares             Class B Shares         Class C Shares
                                                --------------             --------------         --------------
   Fees to FSFs                                     $165                        $826                  $184
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)       342                         136                   100
   Allocated Travel, entertainment and other
     promotional (including advertising)             155                          64                    49

LIBERTY ACORN FOREIGN FORTY

                                                                    Year ended December 31, 2001
                                                                    ----------------------------
                                                Class A Shares             Class B Shares         Class C Shares
                                                --------------             --------------         --------------
   Fees to FSFs                                      $28                         $81                   $75
   Cost of sales material relating to the Fund
     (including printing and mailing expenses)        67                          15                    38
   Allocated Travel, entertainment and other
     promotional (including advertising)              17                           6                    16

CODE OF ETHICS

The 1940 Act and rules thereunder require that the Trust and the Advisor establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Funds might take advantage of that knowledge for their own benefit. The Trust, the Advisor and LFD each have adopted Codes of Ethics to meet those concerns and legal requirements. Although the Codes do not prohibit employees who have knowledge of the investments and investment intentions of the Funds from engaging in personal securities investing, they do regulate such personal securities investing by these employees as a part of the effort by the Trust and the Advisor to detect and prevent conflicts of interest.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8502, Boston Massachusetts 02266-8502 ("State Street") is the custodian of the assets of the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. State Street does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized State Street to deposit certain portfolio securities of the Funds in central depository systems as permitted under federal law. The Funds may invest in obligations of State Street and may purchase or sell securities from or to State Street.

INDEPENDENT AUDITORS

Ernst & Young LLP, located at Sears Tower, 233 South Wacker Drive, Chicago, IL 60606, are the Fund's independent auditors providing audit services, tax return review, other tax consulting services, and assistance and consultation in connection with the review of various SEC filings.

DETERMINATION OF NET ASSET VALUE

The Fund determines net asset value ("NAV") per share for each class as of the close of the New York Stock Exchange ("Exchange") (normally 4:00 p.m. Eastern time), each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Funds do not determine NAV. This may significantly affect the NAV of LIBERTY ACORN FUND, LIBERTY ACORN INTERNATIONAL and LIBERTY ACORN FOREIGN FORTY'S redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Funds' Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which there are no such valuations and other assets are valued at a fair value as determined by the Advisor in good faith under the direction of the Funds' Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Funds' NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Funds' Trustees.

HOW TO BUY SHARES

The Prospectuses contain a general description of how investors may buy shares of the Funds and tables of charges. This SAI contains additional information which may be of interest to investors.

The Funds will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which a Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Funds' Prospectuses less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectuses. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C or Z shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Funds' SAI) to FSFs that agree to promote the sale of shares of the Funds or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Funds' shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of any Fund may be purchased through the Automatic Investment Plan. Pre-authorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $1,000. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

RIGHTS OF ACCUMULATION (Class A and Class B only). Reduced sales charges on Class A, and B shares can be effected by combining a current purchase with prior purchases of shares of the Liberty funds. The applicable sales charge is based on the combined total of:

1.       the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Liberty fund shares held by the shareholder or donor (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Liberty fund shares held by the shareholder on the date of the Statement in Liberty funds (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period. If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of a Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of the Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

SPONSORED ARRANGEMENTS. Class A shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of the Funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which a Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (CLASSES B AND C SHARES). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a Trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole Trustee where (i) the grantor of the trust is the sole Trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the Trustee's death. If the account is transferred to a new registration (including that of a successor Trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by LFD.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR

Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Funds or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, Liberty Acorn will delay sending proceeds for up to 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Funds, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Funds receive the request in proper form. Signatures on some redemption requests must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution, as described in the prospectus. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Funds' shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Funds designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares of the Funds under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Funds in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Funds rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Funds (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

Liberty Acorn may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectus.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

FAST CASH. As a convenience to investors, a shareholder is automatically eligible to redeem up to $100,000 from the shareholder's account in a 30-day period and have it mailed to the shareholder's address of record. This service is not available within 30 days of an address change. Shareholders wishing to avail themselves of this service, should complete the appropriate section of the Application.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of a Fund. The Class A and B shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Funds may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Liberty fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a sale transaction for federal income tax purposes and may result in capital gain or loss. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

Liberty Acorn may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trust's Trustees. The Declaration provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular Fund incurring financial loss on account of another Fund is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other Fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History," Liberty Acorn will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders for the purpose of electing Trustees. Trustees may be removed from office, with or without cause, by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all Funds would vote together, irrespective of Fund, on the election of Trustees or the selection of independent accountants, but each Fund would vote separately from the others on other matters, such as changes in the investment policies of that Fund or the approval of the management agreement for that Fund.

PERFORMANCE MEASURES AND INFORMATION

TOTAL RETURN

STANDARDIZED TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share at the end of a given period by the value of the share at the beginning of the period and subtracting one. Although they may do so in the future, each Fund typically does not calculate or advertise total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of each Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of each Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares (Classes A, B and C) for periods prior to their inception includes (a) the performance of the newer class of shares since inception (October 16, 2000) and (b) the performance of the oldest existing class of shares (Class Z) from its inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

The average annual total returns for the Funds' shares for the year ending December 31, 2001 are presented below:


                                                                  CLASS A SHARES
                                                                Liberty Acorn Fund
                                                                ------------------
                                                  1 year             5 years              10 years
                                                  ------             -------              --------
With sales charge of 5.75%                        -0.51%             14.09%                15.85%
Return After Taxes on Distributions               -0.89%             11.51%                13.44%
Return After Taxes on Distributions
   and Sale of Fund Shares                         0.06%             11.13%                12.79%
Without sales charge                               5.56%             15.45%                16.54%
Return After Taxes on Distributions                5.15%             12.84%                14.11%
Return After Taxes on Distributions
   and Sale of Fund Shares                         3.78%             12.30%                13.42%



                                                            Liberty Acorn International
                                                            ---------------------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/23/92)
                                                ------               -------         -------------------
With sales charge of 5.75%                      -26.10%                4.13%                10.23%
Return After Taxes on Distributions             -26.37%                2.61%                 9.26%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -15.58%                3.38%                 8.70%
Without sales charge                            -21.59%                5.37%                10.94%
Return After Taxes on Distributions             -21.88%                3.83%                 9.96%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -12.81%                4.41%                 9.33%

                                                                 Liberty Acorn USA
                                                                 -----------------
                                                                                        Life of Fund
                                                 1 year               5 years         (inception 9/4/96)
                                                 ------               -------         ------------------
With sales charge of 5.75%                        11.83%               11.84%                14.31%
Return After Taxes on Distributions               11.61%               10.75%                13.26%
Return After Taxes on Distributions
   and Sale of Fund Shares                         7.36%                7.51%                11.69%
Without sales charge                              18.65%               13.18%                15.59%
Return After Taxes on Distributions               18.42%               12.06%                14.52%
Return After Taxes on Distributions
   and Sale of Fund Shares                        11.52%               10.66%                12.81%




                                                                Liberty Acorn Twenty
                                                                --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With sales charge of 5.75%                        1.46%               13.55%                15.58%
Return After Taxes on Distributions               1.42%               12.64%                14.69%
Return After Taxes on Distributions
   and Sale of Fund Shares                        0.93%               10.79%                12.51%
Without sales charge                              7.65%               15.81%                17.80%
Return After Taxes on Distributions               7.61%               14.89%                16.90%
Return After Taxes on Distributions
   and Sale of Fund Shares                        4.70%               12.68%                14.38%




                                                            Liberty Acorn Foreign Forty
                                                            ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With sales charge of 5.75%                      -33.24%                1.65%                 4.76%
Return After Taxes on Distributions             -33.34%                1.48%                 4.59%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -20.15%                1.29%                 3.80%
Without sales charge                            -29.17%                3.68%                 6.78%
Return After Taxes on Distributions             -29.27%                3.51%                 6.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -17.67%                2.92%                 5.45%

                                                                       CLASS B SHARES

                                                                      Liberty Acorn Fund
                                                                      ------------------
                                                  1 Year                    5 Years              10 Years
                                                  ------                    -------              --------
With applicable CDSC                              -0.08%                     15.05%               16.45%
Return After Taxes on Distributions               -0.49%                     12.43%               14.03%
Return After Taxes on Distributions
   and Sale of Fund Shares                         0.34%                     11.96%               13.35%
Without CDSC                                       4.92%                     15.28%               16.45%
Return After Taxes on Distributions                4.51%                     12.68%               14.03%
Return After Taxes on Distributions
   and Sale of Fund Shares                         3.39%                     12.17%               13.35%



                                                                 Liberty Acorn International
                                                                 ---------------------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/23/92)
                                                ------               -------         -------------------
With applicable CDSC                            -25.87%                4.92%                10.85%
Return After Taxes on Distributions             -26.15%                3.36%                 9.88%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -15.42%                4.04%                 9.26%
Without CDSC                                    -22.04%                5.23%                10.85%
Return After Taxes on Distributions             -22.33%                3.69%                 9.88%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -13.09%                4.29%                 9.26%



                                                                     Liberty Acorn USA
                                                                     -----------------
                                                                                        Life of Fund
                                                 1 year               5 years         (inception 9/4/96)
                                                 ------               -------         ------------------
With applicable CDSC                              12.92%               12.77%                15.34%
Return After Taxes on Distributions               12.74%               11.67%                14.28%
Return After Taxes on Distributions
   and Sale of Fund Shares                         8.03%               10.32%                12.60%
Without CDSC                                      17.92%               13.02%                15.44%
Return After Taxes on Distributions               17.74%               11.92%                14.39%
Return After Taxes on Distributions
   and Sale of Fund Shares                        11.08%               10.53%                12.68%



                                                                  Liberty Acorn Twenty
                                                                  --------------------
                                                                                         Life of Fund
                                                                                          (inception
                                                 1 year               3 years              11/23/98)
                                                 ------               -------              ---------
With applicable CDSC                              1.95%               14.75%                16.81%
Return After Taxes on Distributions               1.91%               13.82%                15.89%
Return After Taxes on Distributions
   and Sale of Fund Shares                        1.23%               11.80%                13.55%
Without CDSC                                      6.95%               15.51%                17.50%
Return After Taxes on Distributions               6.91%               14.59%                16.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                        4.28%               12.43%                14.13%

                                                           Liberty Acorn Foreign Forty
                                                           ---------------------------
                                                                                          Life of Fund
                                                                                           (inception
                                                1 year                3 years               11/23/98)
                                                ------                -------               ---------
With applicable CDSC                            -33.22%                2.42%                 5.61%
Return After Taxes on Distributions             -33.32%                2.24%                 5.44%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -20.13%                1.90%                 4.50%
Without CDSC                                    -29.73%                3.37%                 6.47%
Return After Taxes on Distributions             -29.83%                3.19%                 6.29%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -18.01%                2.67%                 5.20%



                                                                  CLASS C SHARES

                                                                Liberty Acorn Fund
                                                                ------------------
                                                 1 year              5 years              10 years
                                                 ------              -------              --------
With applicable CDSC                               3.86%              15.27%                16.44%
Return After Taxes on Distributions                3.46%              12.66%                14.02%
Return After Taxes on Distributions
   and Sale of Fund Shares                         2.74%              12.16%                13.34%
Without CDSC                                       4.86%              15.27%                16.44%
Return After Taxes on Distributions                4.46%              12.66%                14.02%
Return After Taxes on Distributions
   and Sale of Fund Shares                         3.35%              12.16%                13.34%



                                                             Liberty Acorn International
                                                             ---------------------------
                                                                                        Life of Fund
                                                1 year                5 years         (inception 9/23/92)
                                                ------                -------         -------------------
With applicable CDSC                            -22.85%                5.21%                10.84%
Return After Taxes on Distributions             -23.14%                3.68%                 9.87%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -13.58%                4.29%                 9.25%
Without CDSC                                    -22.08%                5.21%                10.84%
Return After Taxes on Distributions             -22.37%                3.68%                 9.87%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -13.11%                4.29%                 9.25%



                                                                     Liberty Acorn USA
                                                                     -----------------
                                                                                        Life of Fund
                                                 1 year               5 years         (inception 9/4/96)
                                                 ------               -------         ------------------
With applicable CDSC                              16.92%               13.02%                15.44%
Return After Taxes on Distributions               16.74%               11.92%                14.39%
Return After Taxes on Distributions
   and Sale of Fund Shares                        10.47%               10.53%                12.68%
Without CDSC                                      17.92%               13.02%                15.44%
Return After Taxes on Distributions               17.74%               11.92%                14.39%
Return After Taxes on Distributions
   and Sale of Fund Shares                        11.08%               10.53%                12.68%

                                                                  Liberty Acorn Twenty
                                                                  --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With applicable CDSC                              5.95%               15.51%                17.50%
Return After Taxes on Distributions               5.91%               14.59%                16.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                        3.67%               12.43%                14.13%
Without CDSC                                      6.95%               15.51%                17.50%
Return After Taxes on Distributions               6.91%               14.59%                16.60%
Return After Taxes on Distributions
   and Sale of Fund Shares                        4.28%               12.43%                14.13%



                                                              Liberty Acorn Foreign Forty
                                                              ---------------------------
                                                                                         Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
With CDSC                                       -30.41%                3.39%                 6.49%
Return After Taxes on Distributions             -30.51%                3.22%                 6.32%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -18.42%                2.69%                 5.22%
Without CDSC                                    -29.71%                3.39%                 6.49%
Return After Taxes on Distributions             -29.81%                3.22%                 6.32%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -18.00%                2.69%                 5.22%



                                                                  CLASS Z SHARES

                                                                 Liberty Acorn Fund
                                                                 ------------------
                                                  1 year             5 years               10 years
                                                  ------             -------               --------
Without sales charge or CDSC                       6.14%              15.60%                16.61%
Return After Taxes on Distributions                5.64%              12.97%                14.17%
Return After Taxes on Distributions
   and Sale of Fund Shares                         4.13%              12.41%                13.47%




                                                            Liberty Acorn International
                                                            ---------------------------
                                                                                        Life of Fund
                                                1 year               5 years         (inception 9/23/92)
                                                ------               -------         -------------------
Without sales charge or CDSC                    -21.11%                5.51%                11.01%
Return After Taxes on Distributions             -21.40%                3.97%                10.04%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -12.52%                4.51%                 9.39%


                                                                  Liberty Acorn USA
                                                                  -----------------
                                                                                       Life of Fund
                                                  1 year              5 years         (inception 9/4/96)
                                                  ------              -------         ------------------
Without sales charge or CDSC                      19.25%               13.32%                15.73%
Return After Taxes on Distributions               18.77%               12.16%                14.62%
Return After Taxes on Distributions
   and Sale of Fund Shares                        11.88%               10.75%                12.90%



                                                                 Liberty Acorn Twenty
                                                                 --------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
Without sales charge or CDSC                      8.00%               15.97%                17.95%
Return After Taxes on Distributions               7.96%               15.04%                17.04%
Return After Taxes on Distributions
   and Sale of Fund Shares                        4.91%               12.81%                14.51%



                                                             Liberty Acorn Foreign Forty
                                                             ---------------------------
                                                                                        Life of Fund
                                                                                         (inception
                                                1 year               3 years              11/23/98)
                                                ------               -------              ---------
Without sales charge or CDSC                    -29.05%                3.74%                 6.83%
Return After Taxes on Distributions             -29.15%                3.56%                 6.66%
Return After Taxes on Distributions
   and Sale of Fund Shares                      -17.59%                2.97%                 5.50%


TAX-RELATED ILLUSTRATIONS.

The Funds may also quote tax efficiency. Tax Efficiency is derived by dividing after-tax returns by pretax returns. The highest possible score would be 100%, which would apply to a Fund that had no taxable distributions. Because many interrelated factors affect tax efficiency, it is difficult to predict tax efficiency. For information regarding after-tax returns, see "Performance History" in the prospectus.

         LIBERTY ACORN FUND'S TAX EFFICIENCY                       THROUGH DECEMBER 31, 2001
         -----------------------------------                       -------------------------
         1 Year................................................               91.86%
         5 Years...............................................               83.14%
         10 Years..............................................               85.31%

         LIBERTY ACORN INTERNATIONAL'S TAX EFFICIENCY              THROUGH DECEMBER 31, 2001
         --------------------------------------------              -------------------------
         1 Year................................................                 NM%*
         5 Years...............................................               72.05%
         Life of Fund (inception 9/23/92)......................               91.19%


         LIBERTY ACORN USA'S TAX EFFICIENCY                        THROUGH DECEMBER 31, 2001
         ----------------------------------                        -------------------------
         1 Year................................................               97.51%
         5 Years...............................................               91.29%
         Life of Fund (inception 9/4/96).......................               92.94%

         LIBERTY ACORN TWENTY'S TAX EFFICIENCY                     THROUGH DECEMBER 31, 2001
         -------------------------------------                     -------------------------
         1 Year................................................               99.50%
         3 Years...............................................               94.18%
         Life of Fund (inception 11/23/98).....................               94.93%

         LIBERTY ACORN FOREIGN FORTY'S TAX EFFICIENCY              THROUGH DECEMBER 31, 2001
         --------------------------------------------              -------------------------
         1 Year................................................                 NM%*
         3 Years...............................................               95.19%
         Life of Fund (inception 11/23/98).....................               97.51%

* Data is not meaningful because returns were negative.

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

The Funds may also use statistics to indicate volatility or risk. The premise of each of these measures is that greater volatility connotes greater risk undertaken in achieving performance. The Funds may quote the following measures of volatility:

Beta. Beta is the volatility of a fund's total return relative to the movements of a benchmark index. A beta greater than one indicates volatility greater than the index, and a beta of less than one indicates a volatility less than the index.

R-squared. R-squared reflects the percentage of a fund's price movements that are explained by movements in the benchmark index. An R-squared of 1.00 indicates that all movements of a fund's price are completely explained by movements in the index. Generally, a higher R-squared will indicate a more reliable beta figure.

Alpha. Alpha is a measure used to discuss a fund's relative performance. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return of a fund is based on how historical movements of the benchmark index and historical performance of a fund compare to the benchmark index. The expected return is computed by multiplying the advance or decline in a market represented by a fund's beta. A positive alpha quantifies the value that a fund manager has added and a negative alpha quantifies the value that a fund manager has lost.

Standard deviation. Standard deviation quantifies the volatility in the returns of a fund by measuring the amount of variation in the group of returns that make up a fund's average return. Standard deviation is generally calculated over a three- or five-year period using monthly returns and modified to present on annualized standard deviation.

Sharpe ratio. A fund's Sharpe ratio quantifies its total return in excess of the return of a guaranteed investment (90 day U.S. treasury bills), relative to its volatility as measured by its standard deviation. The higher a fund's Sharpe ratio, the better a fund's returns have been relative to the amount of investment risk it has taken.

Beta and R-squared are calculated by performing a least squares linear regression using three years of monthly total return figures for each portfolio and benchmark combination. Alpha is calculated by taking the difference between the average monthly portfolio return and the beta-adjusted average monthly benchmark return. The result of this calculation is then geometrically annualized.

As of December 31, 2001, some statistics for the Class Z shares of the Funds are as follows:

                                                     R2                Beta                       Alpha
                                                     --                ----                       -----
         Liberty Acorn Fund
         ------------------

                           vs. S&P 500               0.52              0.76                       6.43%
                           vs. Russell 2000          0.88              0.78                       7.91%

         Liberty Acorn International
         ---------------------------

                           vs. EMI Global Ex U.S.    0.72              1.18                       9.34%
                           vs. EAFE                  0.60              1.03                       5.64%

Other measures of volatility and relative performance may be used as appropriate. All such measures will fluctuate and do not represent future results.

PERFORMANCE DEPICTIONS AND COMPARISONS. In advertising and sales literature, each Fund's performance may be compared with those of market indexes and other mutual funds. In addition to the performance information described above, a Fund might use comparative performance as computed in a ranking or rating determined by Lipper, Inc., an independent service that monitors the performance of mutual funds, Morningstar, Incorporated or another service.

Each Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor or LFD to be reputable, and publications in the press pertaining to the Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

GENERAL. From time to time, each Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for a Fund; a Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Funds may note their mention or recognition in newsletters, newspapers, magazines, or other media. Portfolio managers and other members of the Advisor's staff may make presentations at conferences or trade shows, appear on television or radio programs, or conduct or participate in telephone conference calls, and the Funds may announce those presentations, appearances or calls to some or all shareholders, or to potential investors in the Funds. Biographical and other information about a Fund's portfolio manager, including information about awards received by that portfolio manager or mentions of the manager in the media, may also be described or quoted in Fund advertisements or sales literature.

Each Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, each Fund may also discuss or quote the views of LFD, the Advisor, and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

         APPENDIX I - DESCRIPTION OF BOND RATINGS

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

MOODY'S RATINGS

         Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

         Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

         A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

         Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

         AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

         AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

         BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                            PART C OTHER INFORMATION

ITEM 23  Exhibits:
         --------

  a.1             Agreement and declaration of trust.(1)

  a.2             Amendment No. 1 to Agreement and Declaration of Trust.(12)

  b.              Bylaws, as amended effective September 29, 2000.(10)

  c.1             Specimen share certificate-Acorn Fund.(4)

  c.2             Specimen share certificate-Acorn International.(4)

  c.3             Specimen share certificate-Acorn USA.(5)

  c.4             Specimen shares certificates-Acorn Twenty and Acorn Foreign
                  Forty.(8)

  c.5 Specimen share certificates for Class A shares of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty.(12)

  d.1 Investment Advisory Agreement between Liberty Acorn Trust (on behalf of Liberty Acorn Fund, Liberty Acorn
                  International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty) and Liberty Wanger Asset Management, L.P., dated November 1, 2001.

  d.2 Organizational Expenses Agreement between Acorn Investment Trust and Wanger Asset Management, L.P., dated September 3, 1996.(6)

  d.3 Administration Agreement between Liberty Acorn Trust (on behalf of Liberty Acorn Fund, Liberty Acorn International, Liberty Acorn USA, Liberty Acorn Twenty and Liberty Acorn Foreign Forty) and Liberty Wanger Asset Management, L.P., dated September 29, 2000.(12)

  e. Underwriting Agreement between Liberty Acorn Trust and Liberty Funds Distributor, Inc. dated November 1, 2001.

  f.              None.

  g.1 Custodian contract between the Registrant and State Street Bank and Trust Company dated July 1, 1992.(2)

  g.2 Letter agreement applying custodian contract relating to Acorn International.(3)

  g.3 Letter agreement applying custodian contract (exhibit 8.1) relating to Acorn USA.(7)

  g.4 Letter agreement applying custodian contract and transfer agency and service agreement (exhibit 8.1) relating to Acorn Twenty and Acorn Foreign Forty, dated August 17, 1998.(9)

  g.5 Amendment to custodian contract between Liberty Acorn Trust and State Street Bank and Trust Company dated November
                  21, 2000.(12)

  h. Transfer Agency and Service Agreement between Liberty Acorn Trust and Liberty Funds Services, Inc., dated September
                  29, 2000.(12)

  i.              Consent of Bell, Boyd & Lloyd LLC.

  j.              Consent of Ernst & Young LLP.

  k.              None.

  l.              None.

  m.1             Rule 12b-1 Distribution Plan dated September 29, 2000.(12)

  m.2             Rule 12b-1 Plan Implementing Agreement dated November 1, 2001.

  n.              Plan Pursuant to Rule 18f-3(d) dated September 29, 2000.(12)

  p.1             Code of Ethics, as amended September 29, 2000.(12)

  p.2             Code of Ethics for Non-Interested Board Members, as amended
                  May 23, 2001.

  p.3 Code of Ethics of Liberty Funds Distributor, Inc., the principal underwriter of the Funds, effective September 29, 2000.(11)


----------

(1) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 53 to the registrant's registration statement, Securities Act file number 2-34223 (the "Registration Statement"), filed on April 30, 1996.

(2) Previously filed. Incorporated by reference to exhibit 8.1 in post-effective amendment No. 53 to the Registration Statement filed on April 30, 1996.

(3) Previously filed. Incorporated by reference to exhibit 8.2 in post-effective amendment No. 53 to the Registration Statement filed on April 30, 1996.

(4) Previously filed. Incorporated by reference to exhibit 4.2 filed in post-effective amendment No. 54 to the Registration Statement filed on June 18, 1996.

(5) Previously filed. Incorporated by reference to exhibit 4.3 filed in post-effective amendment No. 55 to the Registration Statement filed on September 3, 1996.

(6) Previously filed. Incorporated by reference to exhibit 5.3 filed in post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.

(7) Previously filed. Incorporated by reference to exhibit 8.3 filed in post-effective amendment No. 61 to the Registration Statement filed on April 30, 1998.

(8) Previously filed. Incorporated by reference to exhibit 4.4 filed in post-effective amendment No. 62 to the Registration Statement, filed on June 3, 1998.

(9) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 64 to the Registration Statement filed on February 26, 1999.

(10) Previously filed. Incorporated by reference to exhibit b.2 filed in post-effective amendment No. 69 to the Registration Statement filed on September 29, 2000.

(11) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 69 to the Registration Statement filed on September 29, 2000.

(12) Previously filed. Incorporated by reference to the exhibit of the same number filed in post-effective amendment No. 70 to the Registration Statement filed on May 1, 2001.

ITEM 24. Persons Controlled By or Under Common Control with Registrant
         -------------------------------------------------------------

         The Registrant does not consider that there are any persons directly or indirectly controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "Managing the Fund - Investment Advisor" and in the statement of additional information under the caption "Management of the Trust - Investment Advisor" is incorporated by reference.

ITEM 25. Indemnification
         ---------------

         Article VIII of the Agreement and Declaration of Trust of the Registrant (exhibit a.1) provides in effect that Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

ITEM 26. Business and Other Connections of Investment Adviser
         ----------------------------------------------------

         The information in the prospectus under the caption "Managing the Fund
- Investment Advisor" is incorporated by reference. Neither Liberty Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

ITEM 27. Principal Underwriters

         (a) Liberty Funds Distributor, Inc. ("LFDI"), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty Variable Investment Trust, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

         (b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

NAME AND PRINCIPAL       POSITIONS AND OFFICES             POSITIONS AND OFFICES
BUSINESS ADDRESS*          WITH UNDERWRITER                    WITH REGISTRANT
Abusheery, Greg             Vice President                         None

Aldi, Andrew                Vice President                         None

Anderson, Judith            Vice President                         None

Antone, Louis E.            Vice President                         None

Ash, James                  Vice President                         None

Babbitt, Debra              Senior Vice President and              None
                            Compensation Officer

Banks, Keith                Director                             President

Bartlett, John              Managing Director                      None

Blakeslee, James            Senior Vice President                  None

Blumenfeld, Alexander       Vice President                         None

Bozek, James                Senior Vice President                  None

Brown, Beth                 Senior Vice President                  None

Campbell, Patrick           Vice President                         None

Carinio, Angela             Vice President                         None

Clapp, Elizabeth A.         Managing Director                      None

Claiborne, Doug             Vice President                         None

Climer, Quentin             Vice President                         None

Conley, Brook               Vice President                         None

Cook, Edward                Vice President                         None

Costello, Matthew           Vice President                         None

Couto, Scott                Vice President                         None

Davey, Cynthia              Senior Vice President                  None

Denny, Jeffrey              Vice President                         None

Desilets, Marian            Vice President                  Assistant Secretary

Devaney, James              Senior Vice President                  None

DiMaio, Stephen                      Vice President                         None

Downey, Christopher                  Vice President                         None

Ellis, Thomas                        Vice President                         None

Emerson, Kim P.                      Senior Vice President                  None

Erickson, Cynthia G.                 Senior Vice President                  None

Evans, C. Frazier                    Managing Director                      None

Evitts, Stephen                      Vice President                         None

Feldman, David                       Managing Director                      None

Feloney, Joseph                      Senior Vice President                  None

Ferullo, Jeanne                      Vice President                         None

Fisher, James                        Vice President                         None

Ford, David                          Vice President                         None

Fragasso, Philip                     Managing Director                      None

Gentile, Russell                     Vice President                         None

Goldberg, Matthew                    Senior Vice President                  None

Grace, Anthony                       Vice President                         None

Gubala, Jeffrey                      Vice President                         None

Guenard, Brian                       Vice President                         None

Harrington, Tom                      Senior Vice President                  None

Hartnett, Kelly                      Vice President                         None

Hodgkins, Joseph                     Senior Vice President                  None

Huennekens, James                    Vice President                         None

Hussey, Robert                       Managing Director                      None

Iudice, Jr., Philip                  Treasurer and Chief                    None
                                     Financial Officer

Jackson, Lyman                       Vice President                         None

Jarstfer, Marlys                     Vice President                         None

Johnston, Kenneth           Vice President                      None

Jones, Cynthia              Vice President                      None

Kelley, Terry M.            Vice President                      None

Kelson, David W.            Senior Vice President               None

Kelson, Jr., David          Vice President                      None

Lewis, Blair                Vice President                      None

Loewenberg, Jean            Clerk                               None

Lynch, Andrew               Managing Director                   None

Lynn, Jerry                 Vice President                      None

Marcelonis, Sheila          Vice President                      None

Marsh, Curtis               Senior Vice President               None

Martin, Peter               Senior Vice President               None

McCombs, Gregory            Senior Vice President               None

McKenzie, Mary              Vice President                      None

Menchin, Catherine          Senior Vice President               None

Miller, Anthony             Vice President                      None

Moberly, Ann R.             Senior Vice President               None

Morse, Jonathan             Vice President                      None

Nickodemus, Paul            Vice President                      None

O'Shea, Kevin               Managing Director                   None

Palombo, Joseph R.          Director and Chief         Trustee and Chairman of
                            Operating Officer                the Board

Piken, Keith                Senior Vice President               None

Ratto, Gregory              Vice President                      None

Reed, Christopher B.        Senior Vice President               None

Ross, Gary                  Senior Vice President               None

Santosuosso, Louise         Senior Vice President               None

Schomburg, James                    Vice President                        None

Schug, Derek                        Vice President                        None

Schulman, David                     Senior Vice President                 None

Scully-Power, Adam                  Vice President                        None

Sellers, Gregory                    Vice President                        None

Shea, Terence                       Vice President                        None

Sideropoulos, Lou                   Senior Vice President                 None

Sinatra, Peter                      Vice President                        None

Smith, Darren                       Vice President                        None

Soares, Jeffrey                     Vice President                        None

Soester, Trisha                     Vice President                        None

Sprieck, Susan                      Vice President                        None

Studer, Eric                        Vice President                        None

Sullivan, Paul                      Vice President                        None

Sweeney, Maureen                    Vice President                        None

Tambone, James                      Chief Executive Officer;              None
                                    Co-President; Director

Tasiopoulos, Lou                    Co-President; Director                None

Torrisi, Susan                      Vice President                        None

Tufts, Peter                        Vice President                        None

VanEtten, Keith H.                  Senior Vice President                 None

Wagner, Rebecca                     Vice President                        None

Waldron, Thomas                     Vice President                        None

Warfield, James                     Vice President                        None

Wess, Valerie                       Senior Vice President                 None

White, John                         Vice President                        None

Yates, Susan                        Vice President                        None

Young, Deborah                      Senior Vice President                 None


* The address for each individual is One Financial Center, Boston, MA 02111.

ITEM 28. Location of Accounts and Records
         --------------------------------

         Bruce H. Lauer, Vice President, Secretary and Treasurer
         Liberty Acorn Trust
         227 West Monroe Street, Suite 3000
         Chicago, Illinois 60606

ITEM 29. Management Services
         -------------------

         None

ITEM 30. Undertakings
         ------------

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on April 25, 2002.

                                                  LIBERTY ACORN TRUST

                                                  By /s/ Ralph Wanger
                                                     ---------------------------
                                                     Ralph Wanger, President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

      Name                                         Title                       Date
      ----                                         -----                       ----
/s/ Robert E. Nason                         Trustee and chairman       )
------------------------------------                                   )
Robert E. Nason                                                        )
                                                                       )
/s/ Leo A. Guthart                          Trustee                    )
------------------------------------                                   )
Leo A. Guthart                                                         )
                                                                       )
/s/ Irving B. Harris                        Trustee                    )
------------------------------------                                   )
Irving B. Harris                                                       )
                                                                       )
/s/ Jerome Kahn, Jr.                        Trustee                    )
 -----------------------------------                                   )
Jerome Kahn, Jr.                                                       )
                                                                       )
/s/ Steven N. Kaplan                        Trustee                    )
------------------------------------                                   )
Steven N. Kaplan                                                       )
                                                                       )
/s/ David C. Kleinman                       Trustee                    )
------------------------------------                                   )
David C. Kleinman                                                      )
                                                                       )
/s/ Charles P.  McQuaid                     Trustee                    )   April 25, 2002
------------------------------------                                   )
Charles P. McQuaid                                                     )
                                                                       )
/s/ Allan B. Muchin                         Trustee                    )
------------------------------------                                   )
Allan B. Muchin                                                        )
                                                                       )
/s/ Ralph Wanger                            Trustee and President      )
------------------------------------         (principal executive      )
Ralph Wanger                                 officer)                  )
                                                                       )
                                                                       )
/s/ Bruce H. Lauer                          Treasurer (principal       )
------------------------------------         financial and accounting  )
Bruce H. Lauer                               officer)                  )

                   INDEX OF EXHIBITS FILED WITH THIS AMENDMENT
                   -------------------------------------------

EXHIBIT
NUMBER                                   EXHIBIT
-------                                  -------
d.1         Investment Advisory Agreement between Liberty Acorn Trust and Liberty Wanger
            Asset Management, L.P. dated November 1, 2001.

e.          Underwriting Agreement between Liberty Acorn Trust and Liberty Funds
            Distributor, Inc. dated November 1, 2001.

i.          Consent of Bell, Boyd & Lloyd LLC.

j.          Consent of Ernst & Young LLP.

m.2         Rule 12b-1 Plan Implementing Agreement dated November 1, 2001.

p.2         Code of Ethics for Non-Interested Board Members, as amended May 23, 2001.